UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21261
Rydex ETF Trust

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500, Rockville, Maryland 20850

(Address of principal executive offices)    (Zip code)
Richard Goldman
Rydex ETF Trust
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-301-296-5100
Date of fiscal year end: October 31
Date of reporting period: January 31, 2010
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
Item 1. Schedule of Investments.
              Attached hereto.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.7%

Aerospace & Defense 2.4%
Boeing Co.	65,031	$3,940,879
General Dynamics Corp.	51,112	3,416,837
Goodrich Corp.	54,419	3,369,080
Honeywell International, Inc.	88,436	3,417,167
ITT Corp.	69,038	3,335,226
L-3 Communications Holdings, Inc.	41,354	3,446,442
Lockheed Martin Corp.	45,623	3,399,826
Northrop Grumman Corp.	62,675	3,547,405
Precision Castparts Corp.	31,109	3,274,222
Raytheon Co.	66,560	3,489,741
Rockwell Collins, Inc.	62,224	3,309,695
United Technologies Corp.	50,104	3,381,018

Total Aerospace & Defense		41,327,538

Air Freight & Logistics 0.8%
C.H. Robinson Worldwide, Inc.	59,530	3,371,184
Expeditors International of Washington, Inc.	99,892	3,406,317
FedEx Corp.	40,964	3,209,530
United Parcel Service, Inc. — Class B	59,738	3,451,064

Total Air Freight & Logistics		13,438,095

Airlines 0.2%
Southwest Airlines Co.	312,190	3,537,113

Total Airlines		3,537,113

Auto Components 0.4%
Goodyear Tire & Rubber Co.(The)*	244,911	3,267,113
Johnson Controls, Inc.	126,352	3,516,376

Total Auto Components		6,783,489

Automobiles 0.4%
Ford Motor Co.*	361,045	3,913,728
Harley-Davidson, Inc.	135,385	3,078,655

Total Automobiles		6,992,383

Beverages 1.6%
Brown-Forman Corp. — Class B	66,520	3,413,806
Coca-Cola Co.(The)	61,358	3,328,671
Coca-Cola Enterprises, Inc.	170,790	3,448,250
Constellation Brands, Inc. — Class A*	229,096	3,683,864
Dr Pepper Snapple Group, Inc.	124,504	3,443,781
Molson Coors Brewing Co. — Class B	80,655	3,387,510
Pepsi Bottling Group, Inc.	94,155	3,502,566
PepsiCo, Inc.	58,988	3,516,865

Total Beverages		27,725,313

Biotechnology 1.3%
Amgen, Inc.*	62,473	3,653,421
Biogen Idec, Inc.*	69,406	3,729,878
Celgene Corp.*	62,467	3,546,876
Cephalon, Inc.*	59,059	3,770,327
Genzyme Corp.*	71,358	3,871,885
Gilead Sciences, Inc.*	81,370	3,927,730

Total Biotechnology		22,500,117

Building Products 0.2%
Masco Corp.	257,581	3,492,798

Total Building Products		3,492,798

Capital Markets 2.7%
Ameriprise Financial, Inc.	91,905	3,514,447
Bank of New York Mellon Corp.	129,990	3,781,409
Charles Schwab Corp.(The)	192,809	3,526,477
E*TRADE Financial Corp.*	2,094,220	3,183,214
Federated Investors, Inc. — Class B	132,970	3,374,779
Franklin Resources, Inc.	33,530	3,320,476
Goldman Sachs Group, Inc.(The)	21,503	3,197,926
Invesco Ltd.	163,568	3,156,862
Janus Capital Group, Inc.	268,072	3,273,159
Legg Mason, Inc.	122,151	3,149,053
Morgan Stanley	119,796	3,208,137
Northern Trust Corp.	69,862	3,529,428
State Street Corp.	83,932	3,599,004
T. Rowe Price Group, Inc.	65,995	3,274,672

Total Capital Markets		47,089,043

Chemicals 2.6%
Air Products & Chemicals, Inc.	42,801	3,251,164
Airgas, Inc.	74,503	3,148,497
CF Industries Holdings, Inc.	39,785	3,694,435
Dow Chemical Co.(The)	131,618	3,565,532
Du Pont (E.I.) de Nemours & Co.	109,002	3,554,555
Eastman Chemical Co.	58,898	3,329,504
Ecolab, Inc.	77,871	3,418,537
FMC Corp.	62,460	3,181,712
International Flavors & Fragrances, Inc.	85,840	3,413,857
Monsanto Co.	43,250	3,281,810
PPG Industries, Inc.	59,968	3,518,922
Praxair, Inc.	43,250	3,257,590
Sigma-Aldrich Corp.	68,061	3,256,719

Total Chemicals		43,872,834

Commercial Banks 3.4%
BB&T Corp.	136,670	3,808,993
Comerica, Inc.	124,115	4,283,209
Fifth Third Bancorp	362,720	4,512,237
First Horizon National Corp.*	259,673	3,362,765
Huntington Bancshares, Inc.	954,106	4,570,168
KeyCorp	637,816	4,579,519
M&T Bank Corp.	54,135	3,992,456
Marshall & Ilsley Corp.	654,673	4,523,790
PNC Financial Services Group, Inc.	64,480	3,574,126
Regions Financial Corp.	638,992	4,057,599
SunTrust Banks, Inc.	169,457	4,122,889
U.S. Bancorp	157,140	3,941,071
Wells Fargo & Co.	129,706	3,687,542
Zions Bancorp	270,200	5,125,694

Total Commercial Banks		58,142,058

Commercial Services & Supplies 2.3%
Avery Dennison Corp.	95,221	3,095,635
Cintas Corp.	119,125	2,991,229
Dun & Bradstreet Corp.	42,755	3,376,362
Equifax, Inc.	114,386	3,660,352
Iron Mountain, Inc.*	151,219	3,456,866
Monster Worldwide, Inc.*	207,897	3,241,114
Pitney Bowes, Inc.	152,537	3,191,074
R.R. Donnelley & Sons Co.	160,987	3,190,762
Republic Services, Inc.	124,628	3,338,784
Robert Half International, Inc.	133,632	3,597,374
Stericycle, Inc.*	63,121	3,340,995
Waste Management, Inc.	105,455	3,379,833

Total Commercial Services & Supplies		39,860,380

Communications Equipment 1.3%
Cisco Systems, Inc.*	149,647	3,362,568
Harris Corp.	77,405	3,322,223
JDS Uniphase Corp.*	447,576	3,517,947
Juniper Networks, Inc.*	134,716	3,344,998
Motorola, Inc.*	405,410	2,493,272
QUALCOMM, Inc.	78,385	3,071,908
Tellabs, Inc.*	632,065	4,064,178

Total Communications Equipment		23,177,094

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

Computers & Peripherals 2.1%
Apple, Inc.*	18,001	$3,458,352
Dell, Inc.*	253,283	3,267,351
EMC Corp.*	201,743	3,363,056
Hewlett-Packard Co.	67,777	3,190,263
International Business Machines Corp.	27,295	3,340,635
Lexmark International, Inc. — Class A*	138,510	3,572,173
NetApp, Inc.*	105,105	3,061,709
QLogic Corp.*	191,013	3,283,513
SanDisk Corp.*	140,945	3,582,822
Teradata Corp.*	112,305	3,141,171
Western Digital Corp.*	81,960	3,113,660

Total Computers & Peripherals		36,374,705

Construction & Engineering 0.6%
Fluor Corp.	80,193	3,635,951
Jacobs Engineering Group, Inc.*	92,813	3,507,403
Quanta Services, Inc.*	167,670	3,054,947

Total Construction & Engineering		10,198,301

Construction Materials 0.2%
Vulcan Materials Co.	70,576	3,118,753

Total Construction Materials		3,118,753

Consumer Finance 0.8%
American Express Co.	86,465	3,256,272
Capital One Financial Corp.	89,415	3,295,837
Discover Financial Services	234,501	3,207,974
SLM Corp.*	310,035	3,264,668

Total Consumer Finance		13,024,751

Containers & Packaging 0.9%
Ball Corp.	67,891	3,448,184
Bemis Co., Inc.	116,108	3,257,991
Owens-Illinois, Inc.*	109,544	2,981,788
Pactiv Corp.*	146,631	3,306,529
Sealed Air Corp.	160,772	3,189,716

Total Containers & Packaging		16,184,208

Distributors 0.2%
Genuine Parts Co.	91,494	3,447,494

Total Distributors		3,447,494

Diversified Consumer Services 0.6%
Apollo Group, Inc. — Class A*	59,714	3,618,071
DeVry, Inc.	61,579	3,760,014
H&R Block, Inc.	170,825	3,676,154

Total Diversified Consumer Services		11,054,239

Diversified Financial Services 1.7%
Bank of America Corp.	231,090	3,507,946
Citigroup, Inc.*	1,055,308	3,503,623
CME Group, Inc.	10,815	3,101,958
IntercontinentalExchange, Inc.*	33,135	3,163,730
JPMorgan Chase & Co.	85,529	3,330,499
Leucadia National Corp.*	151,607	3,385,384
Moody’s Corp.	131,300	3,622,567
Nasdaq OMX Group (The)*	176,140	3,168,759
NYSE Euronext	138,922	3,252,164

Total Diversified Financial Services		30,036,630

Diversified Telecommunication Services 1.2%
AT&T, Inc.	127,644	3,237,052
CenturyTel, Inc.	99,321	3,377,907
Frontier Communications Corp.	461,226	3,509,930
Qwest Communications International, Inc.	817,280	3,440,749
Verizon Communications, Inc.	106,219	3,124,963
Windstream Corp.	319,457	3,293,601

Total Diversified Telecommunication Services		19,984,202

Electric Utilities 2.7%
Allegheny Energy, Inc.	148,008	3,100,768
American Electric Power Co., Inc.	100,450	3,480,593
Duke Energy Corp.	201,275	3,327,076
Edison International	99,485	3,314,840
Entergy Corp.	42,172	3,218,145
Exelon Corp.	70,373	3,210,416
FirstEnergy Corp.	74,659	3,256,626
FPL Group, Inc.	64,092	3,125,126
Northeast Utilities	134,547	3,406,730
Pepco Holdings, Inc.	204,950	3,365,279
Pinnacle West Capital Corp.	94,396	3,381,265
PPL Corp.	106,968	3,154,486
Progress Energy, Inc.	84,822	3,305,513
Southern Co.	103,451	3,310,432

Total Electric Utilities		45,957,295

Electrical Equipment 0.8%
Emerson Electric Co.	83,917	3,485,912
First Solar, Inc.*	25,769	2,919,628
Rockwell Automation, Inc.	76,572	3,693,833
Roper Industries, Inc.	64,883	3,249,341

Total Electrical Equipment		13,348,714

Electronic Equipment & Instruments 1.2%
Agilent Technologies, Inc.*	118,363	3,317,715
Amphenol Corp. — Class A	80,613	3,211,622
Corning, Inc.	189,180	3,420,374
FLIR Systems, Inc.*	114,921	3,399,363
Jabil Circuit, Inc.	235,395	3,408,520
Molex, Inc.	168,072	3,388,332

Total Electronic Equipment & Instruments		20,145,926

Energy Equipment & Services 2.2%
Baker Hughes, Inc.	85,827	3,886,247
BJ Services Co.	185,818	3,840,858
Cameron International Corp.*	87,388	3,291,032
Diamond Offshore Drilling, Inc.	35,377	3,238,057
FMC Technologies, Inc.*	60,882	3,237,096
Halliburton Co.	116,183	3,393,705
Nabors Industries, Ltd.*	158,559	3,535,866
National-Oilwell Varco, Inc.	80,112	3,276,581
Rowan Cos., Inc.*	146,742	3,152,018
Schlumberger, Ltd.	55,092	3,496,138
Smith International, Inc.	131,010	3,972,223

Total Energy Equipment & Services		38,319,821

Food & Staples Retailing 1.9%
Costco Wholesale Corp.	60,036	3,447,867
CVS Caremark Corp.	111,840	3,620,261
Kroger Co.(The)	173,243	3,712,598
Safeway, Inc.	167,240	3,754,538
SUPERVALU, Inc.	279,962	4,118,241
Sysco Corp.	128,764	3,604,104
Wal-Mart Stores, Inc.	66,105	3,531,990
Walgreen Co.	95,167	3,430,770
Whole Foods Market, Inc.*	128,312	3,492,653

Total Food & Staples Retailing		32,713,022

Food Products 2.9%
Archer-Daniels-Midland Co.	114,574	3,433,783
Campbell Soup Co.	106,255	3,518,103
ConAgra Foods, Inc.	158,207	3,597,627
Dean Foods Co.*	201,995	3,561,172
General Mills, Inc.	50,875	3,627,896
H.J. Heinz Co.	83,228	3,631,237
Hershey Co.(The)	98,888	3,602,490
Hormel Foods Corp.	92,717	3,588,148
J.M. Smucker Co.(The)	58,005	3,484,360

2

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

Kellogg Co.	67,345	$3,664,915
Kraft Foods, Inc. — Class A	129,501	3,581,998
McCormick & Co., Inc.	97,729	3,547,563
Sara Lee Corp.	292,608	3,552,261
Tyson Foods, Inc. — Class A	286,838	3,964,101

Total Food Products		50,355,654

Gas Utilities 0.6%
EQT Corp.	80,180	3,529,524
Nicor, Inc.	81,980	3,321,830
Questar Corp.	83,180	3,450,306

Total Gas Utilities		10,301,660

Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	60,815	3,502,336
Becton, Dickinson & Co.	46,727	3,521,814
Boston Scientific Corp.*	395,753	3,415,348
C.R. Bard, Inc.	44,627	3,699,132
CareFusion Corp.*	141,075	3,632,681
Dentsply International, Inc.	101,175	3,392,398
Hospira, Inc.*	73,247	3,709,228
Intuitive Surgical, Inc.*	11,985	3,931,799
Medtronic, Inc.	80,895	3,469,587
St Jude Medical, Inc.*	94,896	3,580,426
Stryker Corp.	69,083	3,586,789
Varian Medical Systems, Inc.*	77,864	3,915,781
Zimmer Holdings, Inc.*	59,662	3,360,164

Total Health Care Equipment & Supplies		46,717,483

Health Care Providers & Services 3.3%
Aetna, Inc.	106,782	3,200,257
AmerisourceBergen Corp.	133,870	3,649,296
Cardinal Health, Inc.	109,000	3,604,630
CIGNA Corp.	97,666	3,298,181
Coventry Health Care, Inc.*	142,635	3,263,489
DaVita, Inc.*	58,168	3,476,120
Express Scripts, Inc.*	41,006	3,438,763
Humana, Inc.*	79,687	3,874,382
Laboratory Corp. of America Holdings*	46,560	3,310,416
McKesson Corp.	55,185	3,245,982
Medco Health Solutions, Inc.*	55,227	3,395,356
Patterson Cos., Inc.*	129,264	3,691,780
Quest Diagnostics, Inc.	57,390	3,194,901
Tenet Healthcare Corp.*	700,736	3,882,077
UnitedHealth Group, Inc.	110,186	3,636,138
WellPoint, Inc.*	59,456	3,788,536

Total Health Care Providers & Services		55,950,304

Health Care Technology 0.2%
IMS Health, Inc.	169,760	3,673,606

Total Health Care Technology		3,673,606

Hotels, Restaurants & Leisure 2.0%
Carnival Corp.*	108,540	3,617,638
Darden Restaurants, Inc.	100,288	3,706,644
International Game Technology	180,252	3,305,822
Marriott International, Inc. — Class A	125,389	3,288,953
McDonald’s Corp.	55,996	3,495,830
Starbucks Corp.*	149,600	3,259,784
Starwood Hotels & Resorts Worldwide, Inc.	95,584	3,184,859
Wyndham Worldwide Corp.	167,620	3,518,344
Wynn Resorts Ltd.	58,337	3,609,894
Yum! Brands, Inc.	100,985	3,454,697

Total Hotels, Restaurants & Leisure		34,442,465

Household Durables 2.3%
Black & Decker Corp.	54,660	3,534,316
D.R. Horton, Inc.	339,431	4,001,891
Fortune Brands, Inc.	88,630	3,684,349
Harman International Industries, Inc.	96,143	3,417,884
Leggett & Platt, Inc.	174,982	3,195,171
Lennar Corp. — Class A	285,930	4,391,885
Newell Rubbermaid, Inc.	234,035	3,175,855
Pulte Homes, Inc.*	380,222	3,999,935
Snap-on, Inc.	87,032	3,557,868
Stanley Works(The)	68,610	3,516,263
Whirlpool Corp.	43,730	3,287,621

Total Household Durables		39,763,038

Household Products 0.8%
Clorox Co.	56,684	3,353,992
Colgate-Palmolive Co.	42,580	3,407,677
Kimberly-Clark Corp.	54,978	3,265,144
Procter & Gamble Co.	57,240	3,523,122

Total Household Products		13,549,935

Independent Power Producers & Energy Traders 0.6%
AES Corp.(The)*	251,620	3,177,961
Constellation Energy Group, Inc.	99,691	3,218,026
NRG Energy, Inc.*	142,040	3,424,584

Total Independent Power Producers & Energy Traders		9,820,571

Industrial Conglomerates 0.6%
3M Co.	42,968	3,458,495
General Electric Co.	221,237	3,557,491
Textron, Inc.	185,925	3,631,115

Total Industrial Conglomerates		10,647,101

Insurance 4.1%
AFLAC, Inc.	75,700	3,666,151
Allstate Corp.	121,342	3,631,766
American International Group, Inc.*	124,222	3,009,899
Aon Corp.	92,655	3,604,280
Assurant, Inc.	118,980	3,739,541
Chubb Corp.	72,606	3,630,300
Cincinnati Financial Corp.	135,434	3,574,103
Genworth Financial, Inc. — Class A*	308,732	4,272,851
Hartford Financial Services Group, Inc.	149,141	3,577,893
Lincoln National Corp.	149,718	3,680,068
Loews Corp.	97,102	3,473,339
Marsh & McLennan Cos., Inc.	160,104	3,451,842
MetLife, Inc.	97,723	3,451,576
Principal Financial Group, Inc.	147,001	3,388,373
Progressive Corp.	204,234	3,386,200
Prudential Financial, Inc.	70,324	3,515,497
Torchmark Corp.	81,856	3,675,334
Travelers Cos., Inc.(The)	72,306	3,663,745
Unum Group	182,051	3,562,738
XL Capital, Ltd. — Class A	190,904	3,201,460

Total Insurance		71,156,956

Internet & Catalog Retail 0.6%
Amazon.com, Inc.*	27,290	3,422,439
Expedia, Inc.*	139,283	2,982,049
Priceline.com, Inc.*	16,255	3,175,414

Total Internet & Catalog Retail		9,579,902

Internet Software & Services 1.0%
Akamai Technologies, Inc.*	137,635	3,399,584
eBay, Inc.*	155,402	3,577,354
Google, Inc. — Class A*	5,812	3,076,989
VeriSign, Inc.*	143,886	3,296,428
Yahoo!, Inc.*	217,653	3,266,972

Total Internet Software & Services		16,617,327

IT Services 2.3%
Affiliated Computer Services, Inc. — Class A*	58,935	3,625,681

3

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

Automatic Data Processing, Inc.	82,459	$3,363,503
Cognizant Technology Solutions Corp. — Class A*	78,688	3,435,518
Computer Sciences Corp.*	62,804	3,221,845
Fidelity National Information Services, Inc.	148,434	3,497,105
Fiserv, Inc.*	73,604	3,315,124
Mastercard, Inc. — Class A	13,775	3,442,373
Paychex, Inc.	112,941	3,274,160
SAIC, Inc.*	184,275	3,377,761
Total System Services, Inc.	199,537	2,855,374
Visa, Inc. — Class A	39,172	3,213,279
Western Union Co.	182,421	3,382,085

Total IT Services		40,003,808

Leisure Equipment & Products 0.7%
Eastman Kodak Co.*	868,501	5,254,431
Hasbro, Inc.	110,504	3,375,897
Mattel, Inc.	175,511	3,461,077

Total Leisure Equipment & Products		12,091,405

Life Sciences Tools & Services 1.0%
Life Technologies Corp.*	67,830	3,371,830
Millipore Corp.*	49,063	3,383,875
PerkinElmer, Inc.	174,194	3,508,267
Thermo Fisher Scientific, Inc.*	72,453	3,343,706
Waters Corp.*	57,891	3,298,629

Total Life Sciences Tools & Services		16,906,307

Machinery 2.2%
Caterpillar, Inc.	60,850	3,178,804
Cummins, Inc.	74,190	3,350,420
Danaher Corp.	46,487	3,316,847
Deere & Co.	63,277	3,160,686
Dover Corp.	85,821	3,680,005
Eaton Corp.	54,859	3,359,565
Flowserve Corp.	36,352	3,277,860
Illinois Tool Works, Inc.	73,161	3,189,088
PACCAR, Inc.	97,211	3,502,512
Pall Corp.	98,008	3,378,336
Parker-Hannifin Corp.	64,493	3,605,804

Total Machinery		36,999,927

Media 3.2%
CBS Corp. — Class B	252,860	3,269,480
Comcast Corp. — Class A	202,217	3,201,095
DIRECTV — Class A*	104,950	3,185,232
Gannett Co., Inc.	248,365	4,011,095
Interpublic Group of Cos., Inc.*	483,673	3,124,528
McGraw-Hill Cos., Inc.	101,615	3,602,252
Meredith Corp.	114,323	3,541,726
New York Times Co. — Class A*	340,970	4,405,332
News Corp. — Class A	260,440	3,284,148
Omnicom Group, Inc.	91,133	3,216,995
Scripps Networks Interactive — Class A	85,805	3,663,873
Time Warner Cable, Inc.	82,742	3,606,724
Time Warner, Inc.	118,839	3,262,131
Viacom, Inc. — Class B*	116,927	3,407,253
Walt Disney Co.(The)	108,988	3,220,595
Washington Post Co. — Class B	8,014	3,483,045

Total Media		55,485,504

Metals & Mining 1.7%
AK Steel Holding Corp.	174,828	3,556,001
Alcoa, Inc.	237,698	3,025,895
Allegheny Technologies, Inc.	84,836	3,465,551
Cliffs Natural Resources, Inc.	77,518	3,096,844
Freeport-McMoRan Copper & Gold, Inc.	45,391	3,027,126
Newmont Mining Corp.	71,716	3,073,748
Nucor Corp.	80,237	3,273,670
Titanium Metals Corp.*	305,444	3,552,314
United States Steel Corp.	70,652	3,139,068

Total Metals & Mining		29,210,217

Multi-Utilities 2.9%
Ameren Corp.	125,386	3,203,612
CenterPoint Energy, Inc.	239,615	3,342,629
CMS Energy Corp.	223,845	3,395,729
Consolidated Edison, Inc.	76,678	3,353,896
Dominion Resources, Inc.	89,250	3,343,305
DTE Energy Co.	81,485	3,425,629
Integrys Energy Group, Inc.	83,110	3,478,153
NiSource, Inc.	224,364	3,197,187
PG&E Corp.	76,936	3,249,777
Public Service Enterprise Group, Inc.	104,220	3,188,090
SCANA Corp.	92,973	3,310,769
Sempra Energy	63,134	3,204,051
TECO Energy, Inc.	215,455	3,354,634
Wisconsin Energy Corp.	71,734	3,510,662
Xcel Energy, Inc.	162,562	3,378,038

Total Multi-Utilities		49,936,161

Multiline Retail 1.7%
Big Lots, Inc.*	120,225	3,415,592
Family Dollar Stores, Inc.	123,562	3,815,595
J.C. Penney Co., Inc.	128,425	3,188,793
Kohl’s Corp.*	65,628	3,305,682
Macy’s, Inc.	204,120	3,251,632
Nordstrom, Inc.	98,725	3,409,961
Sears Holdings Corp.*	45,599	4,253,475
Target Corp.	72,696	3,727,124

Total Multiline Retail		28,367,854

Office Electronics 0.2%
Xerox Corp.	413,614	3,606,714

Total Office Electronics		3,606,714

Oil, Gas & Consumable Fuels 5.5%
Anadarko Petroleum Corp.	56,361	3,594,705
Apache Corp.	34,717	3,428,998
Cabot Oil & Gas Corp.	80,060	3,063,896
Chesapeake Energy Corp.	133,533	3,308,948
Chevron Corp.	45,184	3,258,670
ConocoPhillips	69,921	3,356,208
CONSOL Energy, Inc.	73,492	3,425,462
Denbury Resources, Inc.*	240,166	3,254,249
Devon Energy Corp.	49,920	3,340,147
El Paso Corp.	353,187	3,584,848
EOG Resources, Inc.	37,237	3,366,970
Exxon Mobil Corp.	51,274	3,303,584
Hess Corp.	60,409	3,491,036
Marathon Oil Corp.	112,742	3,360,839
Massey Energy Co.	85,480	3,292,690
Murphy Oil Corp.	64,240	3,281,379
Noble Energy, Inc.	48,710	3,601,617
Occidental Petroleum Corp.	43,340	3,395,256
Peabody Energy Corp.	78,760	3,317,371
Pioneer Natural Resources Co.	77,345	3,401,633
Range Resources Corp.	68,756	3,162,776
Southwestern Energy Co.*	73,856	3,166,945
Spectra Energy Corp.	171,620	3,646,925
Sunoco, Inc.	137,105	3,439,964
Tesoro Corp.	266,670	3,333,375
Valero Energy Corp.	206,811	3,809,459
Williams Cos., Inc.(The)	168,370	3,508,831
XTO Energy, Inc.	74,703	3,329,513

Total Oil, Gas & Consumable Fuels		94,826,294

4

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

Paper & Forest Products 0.5%
International Paper Co.	131,715	$3,017,590
MeadWestvaco Corp.	126,525	3,045,457
Weyerhaeuser Co.	81,373	3,246,783

Total Paper & Forest Products		9,309,830

Personal Products 0.6%
Avon Products, Inc.	110,651	3,335,021
Estee Lauder Cos., Inc — Class A	73,145	3,841,575
Mead Johnson Nutrition Co.	84,255	3,810,854

Total Personal Products		10,987,450

Pharmaceuticals 2.2%
Abbott Laboratories	65,352	3,459,735
Allergan, Inc.	57,770	3,321,775
Bristol-Myers Squibb Co.	135,790	3,307,844
Eli Lilly & Co.	97,727	3,439,990
Forest Laboratories, Inc.*	110,087	3,262,979
Johnson & Johnson, Inc.	54,270	3,411,412
King Pharmaceuticals, Inc.*	293,101	3,520,143
Merck & Co., Inc.	92,252	3,522,181
Mylan, Inc.*	189,243	3,449,900
Pfizer, Inc.	189,440	3,534,951
Watson Pharmaceuticals, Inc.*	91,492	3,510,548

Total Pharmaceuticals		37,741,458

Real Estate Investment Trusts (REITs) 2.8%
Apartment Investment & Management Co. — Class A	229,087	3,518,776
AvalonBay Communities, Inc.	44,085	3,377,352
Boston Properties, Inc.	51,274	3,326,144
Equity Residential	108,705	3,483,995
HCP, Inc.	113,831	3,227,109
Health Care REIT, Inc.	77,705	3,341,315
Host Hotels & Resorts, Inc.*	314,800	3,336,880
Kimco Realty Corp.	276,820	3,493,468
Plum Creek Timber Co., Inc.	96,150	3,477,746
ProLogis	263,485	3,319,911
Public Storage, Inc.	44,395	3,515,196
Simon Property Group, Inc.	45,411	3,269,592
Ventas, Inc.	81,929	3,457,404
Vornado Realty Trust	50,436	3,262,201

Total Real Estate Investment Trusts (REITs)		47,407,089

Real Estate Management & Development 0.2%
CB Richard Ellis Group, Inc. — Class A*	273,635	3,365,711

Total Real Estate Management & Development		3,365,711

Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	35,373	3,527,749
CSX Corp.	71,625	3,069,848
Norfolk Southern Corp.	66,888	3,147,749
Ryder System, Inc.	80,438	2,927,943
Union Pacific Corp.	55,019	3,328,650

Total Road & Rail		16,001,939

Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc.*	383,465	2,860,649
Altera Corp.	155,038	3,305,410
Analog Devices, Inc.	112,834	3,042,005
Applied Materials, Inc.	257,746	3,139,346
Broadcom Corp. — Class A*	111,253	2,972,680
Intel Corp.	177,575	3,444,955
KLA-Tencor Corp.	96,853	2,731,255
Linear Technology Corp.	119,245	3,112,294
LSI Corp.*	616,324	3,075,457
MEMC Electronic Materials, Inc.*	281,113	3,536,402
Microchip Technology, Inc.	122,690	3,166,629
Micron Technology, Inc.*	399,323	3,482,097
National Semiconductor Corp.	231,847	3,074,291
Novellus Systems, Inc.*	145,540	3,041,786
NVIDIA Corp.*	207,025	3,186,115
Teradyne, Inc.*	338,380	3,160,469
Texas Instruments, Inc.	137,528	3,094,380
Xilinx, Inc.	141,544	3,337,607

Total Semiconductors & Semiconductor Equipment		56,763,827

Software 3.0%
Adobe Systems, Inc.*	93,052	3,005,580
Autodesk, Inc.*	142,244	3,383,985
BMC Software, Inc.*	90,982	3,515,544
CA, Inc.	154,700	3,409,588
Citrix Systems, Inc.*	89,057	3,700,318
Compuware Corp.*	489,107	3,712,322
Electronic Arts, Inc.*	207,666	3,380,802
Intuit, Inc.*	114,503	3,390,434
McAfee, Inc.*	89,625	3,378,863
Microsoft Corp.	115,980	3,268,316
Novell, Inc.*	868,448	3,881,963
Oracle Corp.	143,233	3,302,953
Red Hat, Inc.*	118,507	3,225,761
Salesforce.com, Inc.*	52,485	3,335,422
Symantec Corp.*	197,951	3,355,269

Total Software		51,247,120

Specialty Retail 3.5%
Abercrombie & Fitch Co. — Class A	100,185	3,159,835
AutoNation, Inc.*	185,421	3,337,578
AutoZone, Inc.*	21,939	3,401,203
Bed Bath & Beyond, Inc.*	92,983	3,598,442
Best Buy Co., Inc.	87,454	3,205,189
GameStop Corp. — Class A*	154,371	3,051,915
Gap, Inc.(The)	167,413	3,194,240
Home Depot, Inc.	121,427	3,401,170
Limited Brands, Inc.	185,500	3,528,210
Lowe’s Cos., Inc.	147,416	3,191,557
O’Reilly Automotive, Inc.*	93,061	3,517,706
Office Depot, Inc.*	525,224	2,983,272
RadioShack Corp.	179,189	3,497,769
Ross Stores, Inc.	78,849	3,621,535
Sherwin-Williams Co.(The)	56,258	3,563,944
Staples, Inc.	142,363	3,339,836
Tiffany & Co.	82,577	3,353,452
TJX Cos., Inc.	95,015	3,611,520

Total Specialty Retail		60,558,373

Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	96,213	3,355,909
NIKE, Inc. — Class B	53,762	3,427,328
Polo Ralph Lauren Corp.	43,857	3,596,274
V.F. Corp.	48,353	3,482,867

Total Textiles, Apparel & Luxury Goods		13,862,378

Thrifts & Mortgage Finance 0.4%
Hudson City Bancorp, Inc.	258,716	3,433,161
People’s United Financial, Inc.	207,876	3,361,355

Total Thrifts & Mortgage Finance		6,794,516

Tobacco 0.8%
Altria Group, Inc.	177,206	3,519,311
Lorillard, Inc.	45,073	3,412,026
Philip Morris International, Inc.	71,857	3,270,212
Reynolds American, Inc.	65,780	3,499,496

Total Tobacco		13,701,045

Trading Companies & Distributors 0.4%
Fastenal Co.	87,554	3,631,740

5

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2010

		Market
	Shares	Value

W.W. Grainger, Inc.	36,041	$3,578,150

Total Trading Companies & Distributors		7,209,890

Wireless Telecommunication Services 0.5%
American Tower Corp. — Class A*	83,020	3,524,199
MetroPCS Communications, Inc.*	470,033	2,646,286
Sprint Nextel Corp.*	941,230	3,087,234

Total Wireless Telecommunication Services		9,257,719

Total Common Stocks (Cost $1,719,684,044)		1,716,064,854

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	2,445,329	2,445,329

Total Short Term Investments (Cost $2,445,329)		2,445,329

Total Investments 99.8%(a) (Cost $1,722,129,373)		1,718,510,183

Other Assets in Excess of Liabilities — 0.2%		3,518,241

Net Assets — 100.0%		$1,722,028,424

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (Note G)

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.6%

Aerospace & Defense 1.2%
United Technologies Corp.	56,931	$3,841,704

Total Aerospace & Defense		3,841,704

Air Freight & Logistics 0.8%
United Parcel Service, Inc. — Class B	47,061	2,718,714

Total Air Freight & Logistics		2,718,714

Beverages 4.6%
Coca-Cola Co.(The)	157,554	8,547,304
PepsiCo, Inc.	105,953	6,316,918

Total Beverages		14,864,222

Biotechnology 2.1%
Amgen, Inc.*	68,902	4,029,389
Gilead Sciences, Inc.*	61,691	2,977,825

Total Biotechnology		7,007,214

Capital Markets 2.3%
Goldman Sachs Group, Inc.(The)	34,261	5,095,296
Morgan Stanley	92,502	2,477,203

Total Capital Markets		7,572,499

Chemicals 0.9%
Monsanto Co.	37,141	2,818,259

Total Chemicals		2,818,259

Commercial Banks 4.1%
U.S. Bancorp	129,143	3,238,907
Wells Fargo & Co.	352,010	10,007,644

Total Commercial Banks		13,246,551

Communications Equipment 4.1%
Cisco Systems, Inc.*	392,550	8,820,599
QUALCOMM, Inc.	112,633	4,414,087

Total Communications Equipment		13,234,686

Computers & Peripherals 9.3%
Apple, Inc.*	60,712	11,663,989
Hewlett-Packard Co.	162,754	7,660,831
International Business Machines Corp.	89,932	11,006,778

Total Computers & Peripherals		30,331,598

Diversified Financial Services 5.8%
Bank of America Corp.	588,795	8,937,908
JPMorgan Chase & Co.	255,836	9,962,254

Total Diversified Financial Services		18,900,162

Diversified Telecommunication Services 4.9%
AT&T, Inc.	401,540	10,183,054
Verizon Communications, Inc.	193,325	5,687,622

Total Diversified Telecommunication Services		15,870,676

Energy Equipment & Services 1.6%
Schlumberger, Ltd.	81,422	5,167,040

Total Energy Equipment & Services		5,167,040

Food & Staples Retailing 3.4%
CVS Caremark Corp.	99,083	3,207,317
Wal-Mart Stores, Inc.	150,464	8,039,291

Total Food & Staples Retailing		11,246,608

Food Products 0.9%
Kraft Foods, Inc. — Class A	100,232	2,772,417

Total Food Products		2,772,417

Health Care Equipment & Supplies 1.0%
Medtronic, Inc.	76,172	3,267,017

Total Health Care Equipment & Supplies		3,267,017

Hotels, Restaurants & Leisure 1.4%
McDonald’s Corp.	75,082	4,687,369

Total Hotels, Restaurants & Leisure		4,687,369

Household Products 3.7%
Procter & Gamble Co.	198,365	12,209,366

Total Household Products		12,209,366

Industrial Conglomerates 4.7%
3M Co.	47,261	3,804,038
General Electric Co.	720,698	11,588,824

Total Industrial Conglomerates		15,392,862

Internet Software & Services 2.6%
Google, Inc. — Class A*	16,300	8,629,546

Total Internet Software & Services		8,629,546

IT Services 0.8%
Visa, Inc. — Class A	30,581	2,508,559

Total IT Services		2,508,559

Media 2.1%
Comcast Corp. — Class A	195,645	3,097,060
Walt Disney Co.(The)	128,843	3,807,311

Total Media		6,904,371

Oil, Gas & Consumable Fuels 12.4%
Chevron Corp.	136,433	9,839,548
ConocoPhillips	100,833	4,839,984
Exxon Mobil Corp.	332,098	21,397,074
Occidental Petroleum Corp.	55,161	4,321,313

Total Oil, Gas & Consumable Fuels		40,397,919

Pharmaceuticals 12.5%
Abbott Laboratories	105,183	5,568,388
Bristol-Myers Squibb Co.	116,486	2,837,599
Eli Lilly & Co.	68,972	2,427,815
Johnson & Johnson, Inc.	187,535	11,788,450
Merck & Co., Inc.	207,545	7,924,068
Pfizer, Inc.	548,644	10,237,697

Total Pharmaceuticals		40,784,017

Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	380,100	7,373,940

Total Semiconductors & Semiconductor Equipment		7,373,940

Software 6.4%
Microsoft Corp.	524,523	14,781,058
Oracle Corp.	260,136	5,998,736

Total Software		20,779,794

Specialty Retail 1.0%
Home Depot, Inc.	115,443	3,233,558

Total Specialty Retail		3,233,558

Tobacco 2.7%
Altria Group, Inc.	140,714	2,794,580
Philip Morris International, Inc.	133,503	6,075,722

Total Tobacco		8,870,302

Total Common Stocks (Cost $395,877,742)		324,630,970

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	721,674	721,674

Total Short Term Investments (Cost $721,674)		721,674

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2010

		Market
	Shares	Value

Total Investments 99.8%(a) (Cost $396,599,416)		$325,352,644

Other Assets in Excess of Liabilities — 0.2%		580,574

Net Assets — 100.0%		$325,933,218

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

2

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.6%

Aerospace & Defense 0.5%
L-3 Communications Holdings, Inc.	2,685	$223,768

Total Aerospace & Defense		223,768

Airlines 0.6%
Southwest Airlines Co.	20,270	229,659

Total Airlines		229,659

Auto Components 1.2%
Goodyear Tire & Rubber Co.(The)*	35,380	471,969

Total Auto Components		471,969

Capital Markets 1.7%
E*TRADE Financial Corp.*	251,014	381,541
Morgan Stanley	11,205	300,070

Total Capital Markets		681,611

Chemicals 0.5%
Dow Chemical Co.(The)	7,900	214,011

Total Chemicals		214,011

Commercial Banks 10.0%
BB&T Corp.	8,510	237,174
Comerica, Inc.	10,165	350,794
Huntington Bancshares, Inc.	194,602	932,144
KeyCorp	58,324	418,766
Marshall & Ilsley Corp.	38,055	262,960
Regions Financial Corp.	31,830	202,120
SunTrust Banks, Inc.	33,540	816,028
Zions Bancorp	43,600	827,092

Total Commercial Banks		4,047,078

Commercial Services & Supplies 0.9%
Avery Dennison Corp.	4,630	150,521
R.R. Donnelley & Sons Co.	11,150	220,993

Total Commercial Services & Supplies		371,514

Computers & Peripherals 0.5%
Lexmark International, Inc. — Class A*	8,382	216,172

Total Computers & Peripherals		216,172

Construction & Engineering 1.9%
Fluor Corp.	7,820	354,559
Jacobs Engineering Group, Inc.*	10,740	405,864

Total Construction & Engineering		760,423

Consumer Finance 1.5%
Capital One Financial Corp.	11,700	431,262
Discover Financial Services	11,570	158,278

Total Consumer Finance		589,540

Diversified Financial Services 3.4%
Bank of America Corp.	39,002	592,050
Citigroup, Inc.*	142,634	473,545
Nasdaq OMX Group (The)*	16,410	295,216

Total Diversified Financial Services		1,360,811

Diversified Telecommunication Services 0.4%
CenturyTel, Inc.	5,310	180,593

Total Diversified Telecommunication Services		180,593

Electric Utilities 5.3%
Allegheny Energy, Inc.	8,040	168,438
American Electric Power Co., Inc.	6,625	229,556
Duke Energy Corp.	10,585	174,970
Edison International	7,690	256,231
Northeast Utilities	10,562	267,430
Pepco Holdings, Inc.	40,199	660,068
Pinnacle West Capital Corp.	6,190	221,726
Progress Energy, Inc.	4,420	172,247

Total Electric Utilities		2,150,666

Energy Equipment & Services 0.9%
Smith International, Inc.	12,600	382,032

Total Energy Equipment & Services		382,032

Food & Staples Retailing 4.9%
Costco Wholesale Corp.	4,370	250,969
CVS Caremark Corp.	10,155	328,718
Kroger Co.(The)	30,140	645,900
Safeway, Inc.	32,825	736,921

Total Food & Staples Retailing		1,962,508

Food Products 4.5%
Archer-Daniels-Midland Co.	17,090	512,187
Dean Foods Co.*	32,120	566,276
Tyson Foods, Inc. — Class A	53,799	743,502

Total Food Products		1,821,965

Gas Utilities 0.6%
Nicor, Inc.	5,930	240,284

Total Gas Utilities		240,284

Health Care Equipment & Supplies 0.6%
CareFusion Corp.*	9,075	233,681

Total Health Care Equipment & Supplies		233,681

Health Care Providers & Services 11.4%
Aetna, Inc.	10,375	310,939
AmerisourceBergen Corp.	24,620	671,141
Cardinal Health, Inc.	24,255	802,113
Coventry Health Care, Inc.*	30,280	692,806
Humana, Inc.*	14,949	726,820
McKesson Corp.	9,545	561,437
Tenet Healthcare Corp.*	71,909	398,376
WellPoint, Inc.*	6,600	420,552

Total Health Care Providers & Services		4,584,184

Household Durables 2.0%
Fortune Brands, Inc.	4,525	188,104
Snap-on, Inc.	4,675	191,114
Whirlpool Corp.	5,920	445,066

Total Household Durables		824,284

Independent Power Producers & Energy Traders 0.5%
Constellation Energy Group, Inc.	5,790	186,901

Total Independent Power Producers & Energy Traders		186,901

Industrial Conglomerates 0.8%
Textron, Inc.	17,375	339,334

Total Industrial Conglomerates		339,334

Insurance 8.8%
Allstate Corp.	6,460	193,348
American International Group, Inc.*	13,410	324,924
Assurant, Inc.	17,360	545,625
Cincinnati Financial Corp.	10,655	281,185
Genworth Financial, Inc. — Class A*	57,512	795,966
Lincoln National Corp.	19,765	485,824
MetLife, Inc.	10,820	382,162
Travelers Cos., Inc.(The)	3,410	172,785
Unum Group	18,910	370,069

Total Insurance		3,551,888

Leisure Equipment & Products 0.8%
Eastman Kodak Co.*	51,380	310,849

Total Leisure Equipment & Products		310,849

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	January 31, 2010

		Market
	Shares	Value

Machinery 0.5%
Eaton Corp.	3,130	$191,681

Total Machinery		191,681

Media 1.2%
Comcast Corp. — Class A	11,242	177,961
Interpublic Group of Cos., Inc.*	49,365	318,898

Total Media		496,859

Metals & Mining 3.1%
Alcoa, Inc.	40,410	514,419
United States Steel Corp.	17,055	757,754

Total Metals & Mining		1,272,173

Multi-Utilities 8.2%
Ameren Corp.	16,820	429,751
CenterPoint Energy, Inc.	21,230	296,159
CMS Energy Corp.	23,295	353,385
Consolidated Edison, Inc.	4,910	214,763
DTE Energy Co.	6,915	290,707
Integrys Energy Group, Inc.	19,790	828,212
NiSource, Inc.	36,320	517,560
SCANA Corp.	5,627	200,377
Xcel Energy, Inc.	9,555	198,553

Total Multi-Utilities		3,329,467

Multiline Retail 4.3%
Big Lots, Inc.*	9,180	260,804
J.C. Penney Co., Inc.	15,335	380,768
Sears Holdings Corp.*	11,547	1,077,104

Total Multiline Retail		1,718,676

Office Electronics 1.2%
Xerox Corp.	55,555	484,440

Total Office Electronics		484,440

Oil, Gas & Consumable Fuels 12.3%
Chesapeake Energy Corp.	11,385	282,120
Chevron Corp.	2,615	188,594
ConocoPhillips	3,860	185,280
Hess Corp.	6,070	350,785
Marathon Oil Corp.	18,520	552,081
Sunoco, Inc.	33,420	838,508
Tesoro Corp.	96,480	1,206,000
Valero Energy Corp.	63,060	1,161,565
Williams Cos., Inc.(The)	9,847	205,212

Total Oil, Gas & Consumable Fuels		4,970,145

Real Estate Investment Trusts (REITs) 1.2%
Host Hotels & Resorts, Inc.*	23,480	248,888
Kimco Realty Corp.	17,445	220,156

Total Real Estate Investment Trusts (REITs)		469,044

Road & Rail 0.8%
Ryder System, Inc.	8,945	325,598

Total Road & Rail		325,598

Specialty Retail 0.7%
AutoNation, Inc.*	16,330	293,940

Total Specialty Retail		293,940

Wireless Telecommunication Services 1.9%
MetroPCS Communications, Inc.*	38,675	217,740
Sprint Nextel Corp.*	161,907	531,055

Total Wireless Telecommunication Services		748,795

Total Common Stocks (Cost $40,192,021)		40,236,543

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	70,163	70,163

Total Short Term Investments (Cost $70,163)		70,163

Total Investments 99.8%(a) (Cost $40,262,184)		40,306,706

Other Assets in Excess of Liabilities — 0.2%		63,211

Net Assets — 100.0%		$40,369,917

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

2

RYDEX S&P 500 PURE GROWTH ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.0%

Aerospace & Defense 3.0%
Goodrich Corp.	5,959	$368,922
Honeywell International, Inc.	8,436	325,967
ITT Corp.	6,453	311,744
Precision Castparts Corp.	6,779	713,490
United Technologies Corp.	3,791	255,817

Total Aerospace & Defense		1,975,940

Beverages 0.7%
Pepsi Bottling Group, Inc.	12,081	449,413

Total Beverages		449,413

Biotechnology 2.4%
Biogen Idec, Inc.*	10,923	587,002
Celgene Corp.*	7,599	431,471
Gilead Sciences, Inc.*	11,067	534,204

Total Biotechnology		1,552,677

Capital Markets 1.4%
Invesco Ltd.	26,305	507,687
Janus Capital Group, Inc.	33,363	407,362

Total Capital Markets		915,049

Chemicals 2.2%
CF Industries Holdings, Inc.	10,671	990,909
FMC Corp.	4,554	231,981
Praxair, Inc.	3,092	232,889

Total Chemicals		1,455,779

Commercial Services & Supplies 0.4%
Stericycle, Inc.*	5,448	288,363

Total Commercial Services & Supplies		288,363

Communications Equipment 0.8%
Juniper Networks, Inc.*	21,650	537,569

Total Communications Equipment		537,569

Computers & Peripherals 7.2%
Apple, Inc.*	4,776	917,565
EMC Corp.*	36,887	614,906
International Business Machines Corp.	2,030	248,452
NetApp, Inc.*	31,959	930,965
QLogic Corp.*	32,973	566,806
Teradata Corp.*	15,876	444,052
Western Digital Corp.*	25,896	983,789

Total Computers & Peripherals		4,706,535

Consumer Finance 0.5%
American Express Co.	8,809	331,747

Total Consumer Finance		331,747

Diversified Financial Services 1.6%
CME Group, Inc.	1,314	376,881
IntercontinentalExchange, Inc.*	7,095	677,431

Total Diversified Financial Services		1,054,312

Electrical Equipment 0.6%
First Solar, Inc.*	3,539	400,969

Total Electrical Equipment		400,969

Electronic Equipment & Instruments 2.3%
Amphenol Corp. — Class A	17,208	685,567
Corning, Inc.	22,850	413,128
FLIR Systems, Inc.*	15,057	445,386

Total Electronic Equipment & Instruments		1,544,081

Energy Equipment & Services 7.7%
Baker Hughes, Inc.	12,822	580,580
Cameron International Corp.*	26,073	981,909
Diamond Offshore Drilling, Inc.	7,747	709,083
FMC Technologies, Inc.*	12,311	654,576
National-Oilwell Varco, Inc.	20,684	845,976
Rowan Cos., Inc.*	33,517	719,945
Schlumberger, Ltd.	9,061	575,011

Total Energy Equipment & Services		5,067,080

Food & Staples Retailing 1.2%
Whole Foods Market, Inc.*	28,493	775,579

Total Food & Staples Retailing		775,579

Health Care Equipment & Supplies 3.2%
Hospira, Inc.*	5,821	294,776
Intuitive Surgical, Inc.*	3,771	1,237,114
St Jude Medical, Inc.*	7,925	299,010
Zimmer Holdings, Inc.*	4,759	268,027

Total Health Care Equipment & Supplies		2,098,927

Health Care Providers & Services 3.6%
CIGNA Corp.	26,557	896,830
DaVita, Inc.*	7,552	451,308
Express Scripts, Inc.*	4,897	410,662
Laboratory Corp. of America Holdings*	3,781	268,829
Medco Health Solutions, Inc.*	5,811	357,260

Total Health Care Providers & Services		2,384,889

Health Care Technology 0.8%
IMS Health, Inc.	25,701	556,170

Total Health Care Technology		556,170

Hotels, Restaurants & Leisure 3.2%
Starbucks Corp.*	31,576	688,041
Starwood Hotels & Resorts Worldwide, Inc.	7,915	263,728
Wyndham Worldwide Corp.	13,967	293,167
Wynn Resorts Ltd.	13,578	840,207

Total Hotels, Restaurants & Leisure		2,085,143

Internet & Catalog Retail 4.2%
Amazon.com, Inc.*	9,898	1,241,308
Expedia, Inc.*	20,289	434,388
Priceline.com, Inc.*	5,737	1,120,723

Total Internet & Catalog Retail		2,796,419

Internet Software & Services 4.2%
Akamai Technologies, Inc.*	35,636	880,209
eBay, Inc.*	40,767	938,457
Google, Inc. — Class A*	1,731	916,426

Total Internet Software & Services		2,735,092

IT Services 3.0%
Cognizant Technology Solutions Corp. — Class A*	27,015	1,179,475
Visa, Inc. — Class A	9,730	798,152

Total IT Services		1,977,627

Leisure Equipment & Products 0.4%
Hasbro, Inc.	8,920	272,506

Total Leisure Equipment & Products		272,506

Life Sciences Tools & Services 1.6%
Life Technologies Corp.*	9,199	457,282
Millipore Corp.*	3,640	251,051
Waters Corp.*	6,147	350,256

Total Life Sciences Tools & Services		1,058,589

Machinery 2.0%
Caterpillar, Inc.	6,648	347,291
Danaher Corp.	3,482	248,441
Flowserve Corp.	8,130	733,082

Total Machinery		1,328,814

Media 2.2%
DIRECTV — Class A*	19,274	584,966

RYDEX S&P 500 PURE GROWTH ETF SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	January 31, 2010

		Market
	Shares	Value

Viacom, Inc. — Class B*	29,252	$852,403

Total Media		1,437,369

Metals & Mining 2.5%
Cliffs Natural Resources, Inc.	18,511	739,515
Freeport-McMoRan Copper & Gold, Inc.	9,609	640,824
Newmont Mining Corp.	5,848	250,645

Total Metals & Mining		1,630,984

Multiline Retail 1.6%
Kohl’s Corp.*	5,633	283,734
Nordstrom, Inc.	21,956	758,360

Total Multiline Retail		1,042,094

Oil, Gas & Consumable Fuels 9.5%
Anadarko Petroleum Corp.	12,953	826,142
Denbury Resources, Inc.*	58,616	794,247
EOG Resources, Inc.	5,065	457,977
Massey Energy Co.	20,188	777,642
Noble Energy, Inc.	4,880	360,827
Occidental Petroleum Corp.	5,270	412,852
Peabody Energy Corp.	11,965	503,966
Pioneer Natural Resources Co.	8,772	385,793
Range Resources Corp.	13,000	598,000
Southwestern Energy Co.*	15,829	678,748
XTO Energy, Inc.	10,392	463,171

Total Oil, Gas & Consumable Fuels		6,259,365

Paper & Forest Products 0.7%
MeadWestvaco Corp.	19,069	458,991

Total Paper & Forest Products		458,991

Personal Products 0.5%
Avon Products, Inc.	10,560	318,278

Total Personal Products		318,278

Pharmaceuticals 2.6%
Allergan, Inc.	7,841	450,857
Mylan, Inc.*	45,201	824,014
Watson Pharmaceuticals, Inc.*	11,948	458,445

Total Pharmaceuticals		1,733,316

Real Estate Investment Trusts (REITs) 2.8%
ProLogis	79,708	1,004,321
Ventas, Inc.	19,415	819,313

Total Real Estate Investment Trusts (REITs)		1,823,634

Real Estate Management & Development 0.8%
CB Richard Ellis Group, Inc. — Class A*	43,235	531,791

Total Real Estate Management & Development		531,791

Semiconductors & Semiconductor Equipment 1.8%
Altera Corp.	13,689	291,850
Broadcom Corp. — Class A*	23,028	615,308
NVIDIA Corp.*	16,965	261,091

Total Semiconductors & Semiconductor Equipment		1,168,249

Software 7.5%
Adobe Systems, Inc.*	10,694	345,416
Autodesk, Inc.*	11,639	276,892
BMC Software, Inc.*	8,678	335,318
Citrix Systems, Inc.*	10,365	430,666
McAfee, Inc.*	9,871	372,136
Microsoft Corp.	11,733	330,636
Oracle Corp.	18,512	426,887
Red Hat, Inc.*	47,547	1,294,229
Salesforce.com, Inc.*	17,460	1,109,583

Total Software		4,921,763

Specialty Retail 5.4%
Abercrombie & Fitch Co. — Class A	12,395	390,938
AutoZone, Inc.*	2,104	326,183
Bed Bath & Beyond, Inc.*	11,491	444,702
Best Buy Co., Inc.	19,247	705,403
O’Reilly Automotive, Inc.*	9,846	372,179
Ross Stores, Inc.	9,572	439,642
Tiffany & Co.	14,266	579,342
TJX Cos., Inc.	8,026	305,068

Total Specialty Retail		3,563,457

Textiles, Apparel & Luxury Goods 1.9%
Coach, Inc.	23,513	820,133
Polo Ralph Lauren Corp.	5,307	435,174

Total Textiles, Apparel & Luxury Goods		1,255,307

Thrifts & Mortgage Finance 0.6%
Hudson City Bancorp, Inc.	29,555	392,195

Total Thrifts & Mortgage Finance		392,195

Trading Companies & Distributors 0.4%
W.W. Grainger, Inc.	2,551	253,263

Total Trading Companies & Distributors		253,263

Total Common Stocks (Cost $64,117,470)		65,139,325

SHORT TERM INVESTMENTS 1.0%

SSgA Government Money Market Fund	693,530	693,530

Total Short Term Investments (Cost $693,530)		693,530

Total Investments 100.0%(a) (Cost $64,811,000)		65,832,855

Liabilities in Excess of Other Assets — 0.0%(b)		(6,283)

Net Assets — 100.0%		$65,826,572

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

2

RYDEX S&P MIDCAP 400 PURE VALUE ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.7%

Airlines 1.5%
Alaska Air Group, Inc.*	9,240	$289,582
JetBlue Airways Corp.*	62,866	310,558

Total Airlines		600,140

Chemicals 2.7%
Ashland, Inc.	19,200	775,872
Cytec Industries, Inc.	7,006	261,394

Total Chemicals		1,037,266

Commercial Banks 6.5%
Associated Banc-Corp.	54,056	687,592
Cathay General Bancorp	111,444	1,067,634
Synovus Financial Corp.	164,969	455,314
Wilmington Trust Corp.	22,530	295,594

Total Commercial Banks		2,506,134

Commercial Services & Supplies 2.6%
Brink’s Co.(The)	12,280	287,107
Manpower, Inc.	13,690	709,005

Total Commercial Services & Supplies		996,112

Computers & Peripherals 1.9%
Diebold, Inc.	8,280	220,000
NCR Corp.*	42,290	506,211

Total Computers & Peripherals		726,211

Construction & Engineering 6.2%
Aecom Technology Corp.*	11,890	320,673
Granite Construction, Inc.	12,170	375,810
KBR, Inc.	34,260	641,690
Shaw Group, Inc.(The)*	12,990	419,447
URS Corp.*	14,450	648,516

Total Construction & Engineering		2,406,136

Diversified Consumer Services 1.9%
Regis Corp.	46,630	742,816

Total Diversified Consumer Services		742,816

Electric Utilities 3.1%
Great Plains Energy, Inc.	17,630	314,872
Hawaiian Electric Industries, Inc.	14,840	293,535
NV Energy, Inc.	31,575	363,744
Westar Energy, Inc.	10,920	232,924

Total Electric Utilities		1,205,075

Electronic Equipment & Instruments 6.0%
Arrow Electronics, Inc.*	22,406	588,606
Avnet, Inc.*	10,490	277,356
Ingram Micro, Inc. — Class A*	41,716	705,000
Tech Data Corp.*	18,876	769,197

Total Electronic Equipment & Instruments		2,340,159

Energy Equipment & Services 0.6%
Patterson-UTI Energy, Inc.	16,180	248,525

Total Energy Equipment & Services		248,525

Food & Staples Retailing 3.2%
BJ’s Wholesale Club, Inc.*	21,800	736,622
Ruddick Corp.	17,430	494,141

Total Food & Staples Retailing		1,230,763

Food Products 3.3%
Corn Products International, Inc.	11,310	321,430
Ralcorp Holdings, Inc.*	3,940	243,492
Smithfield Foods, Inc.*	48,810	735,079

Total Food Products		1,300,001

Gas Utilities 3.8%
Atmos Energy Corp.	13,040	360,165
Oneok, Inc.	12,900	544,251
UGI Corp.	14,005	343,262
WGL Holdings, Inc.	7,656	242,925

Total Gas Utilities		1,490,603

Health Care Providers & Services 10.0%
Health Net, Inc.*	35,510	861,472
Kindred Healthcare, Inc.*	79,325	1,341,386
LifePoint Hospitals, Inc.*	14,250	427,215
Omnicare, Inc.	25,330	633,250
Owens & Minor, Inc.	15,764	631,979

Total Health Care Providers & Services		3,895,302

Hotels, Restaurants & Leisure 2.7%
Bob Evans Farms, Inc.	11,140	310,917
Boyd Gaming Corp.*	50,306	392,387
Brinker International, Inc.	19,980	326,074

Total Hotels, Restaurants & Leisure		1,029,378

Independent Power Producers & Energy Traders 2.0%
Dynegy, Inc. — Class A*	482,254	781,251

Total Independent Power Producers & Energy Traders		781,251

Insurance 7.3%
American Financial Group, Inc.	12,760	316,576
First American Corp.	10,430	308,415
Hanover Insurance Group, Inc.(The)	5,200	220,584
HCC Insurance Holdings, Inc.	7,370	199,727
Horace Mann Educators Corp.	27,136	325,361
Old Republic International Corp.	22,736	240,774
Protective Life Corp.	12,276	206,851
Reinsurance Group of America, Inc.	6,620	322,526
StanCorp Financial Group, Inc.	6,300	270,774
Unitrin, Inc.	18,890	409,913

Total Insurance		2,821,501

IT Services 1.1%
Convergys Corp.*	20,820	222,774
SRA International, Inc. — Class A*	11,620	200,096

Total IT Services		422,870

Machinery 8.3%
AGCO Corp.*	16,520	510,633
Federal Signal Corp.	128,511	834,036
Terex Corp.*	47,446	927,569
Timken Co.	15,900	356,319
Trinity Industries, Inc.	37,560	587,439

Total Machinery		3,215,996

Marine 0.7%
Alexander & Baldwin, Inc.	8,700	277,965

Total Marine		277,965

Media 1.5%
Harte-Hanks, Inc.	22,190	234,326
Scholastic Corp.	11,360	339,664

Total Media		573,990

Metals & Mining 2.2%
Commercial Metals Co.	36,330	499,174
Worthington Industries, Inc.	24,975	361,388

Total Metals & Mining		860,562

Multi-Utilities 2.3%
Alliant Energy Corp.	9,520	297,024
Black Hills Corp.	8,840	229,663
PNM Resources, Inc.	32,970	383,441

Total Multi-Utilities		910,128

RYDEX S&P MIDCAP 400 PURE VALUE ETF SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	January 31, 2010

		Market
	Shares	Value

Multiline Retail 1.5%
Saks, Inc.*	90,234	$581,107

Total Multiline Retail		581,107

Oil, Gas & Consumable Fuels 5.7%
Frontier Oil Corp.	75,839	944,954
Overseas Shipholding Group, Inc.	17,120	763,723
Patriot Coal Corp.*	33,489	518,745

Total Oil, Gas & Consumable Fuels		2,227,422

Real Estate Investment Trusts (REITs) 0.8%
Hospitality Properties Trust	13,620	301,274
Macerich Co.(The)	1	19

Total Real Estate Investment Trusts (REITs)		301,293

Road & Rail 0.9%
Con-way, Inc.	12,170	348,305

Total Road & Rail		348,305

Specialty Retail 5.8%
Barnes & Noble, Inc.	32,350	565,478
Coldwater Creek, Inc.*	66,210	295,297
Foot Locker, Inc.	75,405	851,322
Rent-A-Center, Inc.*	27,976	559,520

Total Specialty Retail		2,271,617

Thrifts & Mortgage Finance 1.2%
Astoria Financial Corp.	35,864	473,405

Total Thrifts & Mortgage Finance		473,405

Tobacco 1.0%
Universal Corp.	8,900	403,971

Total Tobacco		403,971

Trading Companies & Distributors 0.5%
GATX Corp.	6,720	176,198

Total Trading Companies & Distributors		176,198

Wireless Telecommunication Services 0.9%
Telephone & Data Systems, Inc.	10,459	329,981

Total Wireless Telecommunication Services		329,981

Total Common Stocks (Cost $38,863,521)		38,732,183

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	54,232	54,232

Total Short Term Investments (Cost $54,232)		54,232

Total Investments 99.8%(a) (Cost $38,917,753)		38,786,415

Other Assets in Excess of Liabilities — 0.2%		66,544

Net Assets — 100.0%		$38,852,959

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

2

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.9%

Aerospace & Defense 1.1%
BE Aerospace, Inc.*	57,637	$1,292,798

Total Aerospace & Defense		1,292,798

Auto Components 0.6%
Gentex Corp.	37,323	715,482

Total Auto Components		715,482

Beverages 1.7%
Hansen Natural Corp.*	30,917	1,188,759
PepsiAmericas, Inc.	27,799	807,561

Total Beverages		1,996,320

Biotechnology 2.5%
OSI Pharmaceuticals, Inc.*	27,454	939,476
United Therapeutics Corp.*	31,284	1,863,588

Total Biotechnology		2,803,064

Capital Markets 1.9%
Affiliated Managers Group, Inc.*	12,415	751,976
Waddell & Reed Financial, Inc. — Class A	43,666	1,368,056

Total Capital Markets		2,120,032

Chemicals 1.8%
Lubrizol Corp.	9,828	724,225
Terra Industries, Inc.	43,861	1,386,008

Total Chemicals		2,110,233

Commercial Services & Supplies 0.6%
FTI Consulting, Inc.*	17,054	706,888

Total Commercial Services & Supplies		706,888

Communications Equipment 5.4%
3Com Corp.*	274,612	2,045,859
CommScope, Inc.*	65,760	1,789,330
F5 Networks, Inc.*	25,199	1,245,586
Polycom, Inc.*	47,820	1,072,603

Total Communications Equipment		6,153,378

Consumer Finance 0.9%
AmeriCredit Corp.*	49,265	1,033,087

Total Consumer Finance		1,033,087

Containers & Packaging 0.6%
Greif, Inc.-Class A	13,612	658,276

Total Containers & Packaging		658,276

Distributors 1.4%
LKQ Corp.*	86,547	1,622,756

Total Distributors		1,622,756

Diversified Consumer Services 1.7%
ITT Educational Services, Inc.*	6,558	635,274
Sotheby’s	31,725	737,289
Strayer Education, Inc.	2,536	526,930

Total Diversified Consumer Services		1,899,493

Diversified Financial Services 0.7%
MSCI, Inc. — Class A*	27,897	824,635

Total Diversified Financial Services		824,635

Diversified Telecommunication Services 0.9%
tw telecom, Inc.*	63,236	974,467

Total Diversified Telecommunication Services		974,467

Electrical Equipment 1.6%
AMETEK, Inc.	15,275	556,621
Thomas & Betts Corp.*	36,063	1,217,487

Total Electrical Equipment		1,774,108

Electronic Equipment & Instruments 1.0%
Itron, Inc.*	18,014	1,108,582

Total Electronic Equipment & Instruments		1,108,582

Energy Equipment & Services 5.6%
Atwood Oceanics, Inc.*	61,424	2,058,932
Helmerich & Payne, Inc.	19,072	797,782
Oceaneering International, Inc.*	35,814	1,959,026
Superior Energy Services, Inc.*	67,314	1,546,203

Total Energy Equipment & Services		6,361,943

Food Products 2.9%
Green Mountain Coffee Roasters, Inc.*	39,373	3,339,618

Total Food Products		3,339,618

Health Care Equipment & Supplies 3.5%
Edwards Lifesciences Corp.*	6,710	601,350
Idexx Laboratories, Inc.*	22,136	1,161,919
Kinetic Concepts, Inc.*	21,552	889,882
Masimo Corp.*	30,755	853,759
ResMed, Inc.*	9,223	471,664

Total Health Care Equipment & Supplies		3,978,574

Health Care Providers & Services 4.9%
Community Health Systems, Inc.*	74,638	2,434,691
Lincare Holdings, Inc.*	31,079	1,144,329
WellCare Health Plans, Inc.*	63,537	1,981,084

Total Health Care Providers & Services		5,560,104

Health Care Technology 0.9%
Cerner Corp.*	13,430	1,015,979

Total Health Care Technology		1,015,979

Hotels, Restaurants & Leisure 5.8%
Cheesecake Factory, Inc.*	94,897	2,006,123
Chipotle Mexican Grill, Inc. — Class A*	13,333	1,286,101
Life Time Fitness, Inc.*	46,526	1,114,298
Panera Bread Co. — Class A*	20,527	1,466,038
WMS Industries, Inc.*	19,968	740,413

Total Hotels, Restaurants & Leisure		6,612,973

Household Durables 1.4%
Tupperware Brands Corp.	36,579	1,553,144

Total Household Durables		1,553,144

Internet & Catalog Retail 2.0%
NetFlix, Inc.*	36,753	2,287,874

Total Internet & Catalog Retail		2,287,874

Internet Software & Services 2.3%
Equinix, Inc.*	20,550	1,977,526
ValueClick, Inc.*	64,876	600,103

Total Internet Software & Services		2,577,629

IT Services 2.5%
Alliance Data Systems Corp.*	9,838	584,967
Broadridge Financial Solutions, Inc.	21,435	465,568
Gartner, Inc.*	28,943	619,380
Global Payments, Inc.	16,968	755,076
NeuStar, Inc. — Class A*	20,636	463,485

Total IT Services		2,888,476

Life Sciences Tools & Services 1.0%
Covance, Inc.*	9,408	546,699
Mettler Toledo International, Inc.*	6,472	630,826

Total Life Sciences Tools & Services		1,177,525

Machinery 4.9%
Bucyrus International, Inc. — Class A	49,017	2,567,510
Joy Global, Inc.	30,593	1,399,324
Nordson Corp.	8,026	453,790

RYDEX S&P MIDCAP 400 PURE GROWTH ETF SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	January 31, 2010

		Market
	Shares	Value

Oshkosh Corp.	13,873	$500,399
Valmont Industries, Inc.	9,978	693,072

Total Machinery		5,614,095

Marine 0.6%
Kirby Corp.*	21,466	696,357

Total Marine		696,357

Media 1.4%
DreamWorks Animation SKG, Inc. — Class A*	21,122	822,491
Lamar Advertising Co. — Class A*	27,260	779,636

Total Media		1,602,127

Metals & Mining 3.3%
Reliance Steel & Aluminum Co.	49,181	2,003,634
Steel Dynamics, Inc.	113,301	1,719,909

Total Metals & Mining		3,723,543

Multiline Retail 0.5%
Dollar Tree, Inc.*	11,392	564,132

Total Multiline Retail		564,132

Oil, Gas & Consumable Fuels 4.9%
Bill Barrett Corp.*	47,701	1,478,731
Encore Acquisition Co.*	40,292	1,918,705
Plains Exploration & Production Co.*	17,940	598,299
Quicksilver Resources, Inc.*	119,600	1,589,484

Total Oil, Gas & Consumable Fuels		5,585,219

Personal Products 1.5%
NBTY, Inc.*	38,920	1,733,108

Total Personal Products		1,733,108

Pharmaceuticals 0.6%
Medicis Pharmaceutical Corp. — Class A	29,752	687,569

Total Pharmaceuticals		687,569

Real Estate Investment Trusts (REITs) 1.3%
SL Green Realty Corp.	33,656	1,531,011

Total Real Estate Investment Trusts (REITs)		1,531,011

Real Estate Management & Development 1.6%
Jones Lang LaSalle, Inc.	32,491	1,852,312

Total Real Estate Management & Development		1,852,312

Semiconductors & Semiconductor Equipment 1.9%
Cree, Inc.*	21,737	1,215,316
Semtech Corp.*	31,099	465,863
Silicon Laboratories, Inc.*	11,587	489,435

Total Semiconductors & Semiconductor Equipment		2,170,614

Software 7.4%
Advent Software, Inc.*	33,193	1,253,036
Ansys, Inc.*	31,187	1,305,488
Factset Research Systems, Inc.	16,548	1,042,524
Informatica Corp.*	44,423	1,052,381
MICROS Systems, Inc.*	18,393	525,672
Rovi Corp.*	27,971	807,523
Solera Holdings, Inc.	48,478	1,605,106
Sybase, Inc.*	20,345	827,431

Total Software		8,419,161

Specialty Retail 9.1%
Aeropostale, Inc.*	61,520	2,023,393
CarMax, Inc.*	46,731	964,060
Chico’s FAS, Inc.*	68,986	880,951
Collective Brands, Inc.*	54,195	1,066,558
Guess?, Inc.	58,533	2,324,345
J. Crew Group, Inc.*	32,223	1,263,464
Urban Outfitters, Inc.*	34,789	1,098,289
Williams-Sonoma, Inc.	37,703	715,603

Total Specialty Retail		10,336,663

Textiles, Apparel & Luxury Goods 3.1%
Fossil, Inc.*	43,441	1,418,349
Under Armour, Inc. — Class A*	37,789	959,840
Warnaco Group, Inc.*	29,644	1,147,816

Total Textiles, Apparel & Luxury Goods		3,526,005

Wireless Telecommunication Services 0.6%
Syniverse Holdings, Inc.*	42,588	715,904

Total Wireless Telecommunication Services		715,904

Total Common Stocks (Cost $113,511,842)		113,905,258

SHORT TERM INVESTMENTS 0.0%(a)

SSgA Government Money Market Fund	26,091	26,091

Total Short Term Investments (Cost $26,091)		26,091

Total Investments 99.9%(b) (Cost $113,537,933)		113,931,349

Other Assets in Excess of Liabilities — 0.1%		79,803

Net Assets — 100.0%		$114,011,152

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

2

RYDEX S&P SMALLCAP 600 PURE VALUE ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.8%

Aerospace & Defense 1.4%
AAR Corp.*	16,587	$384,321
Ceradyne, Inc.*	26,966	526,916
Moog, Inc.-Class A*	9,331	281,609

Total Aerospace & Defense		1,192,846

Airlines 1.1%
SkyWest, Inc.	60,183	880,477

Total Airlines		880,477

Auto Components 1.0%
Standard Motor Products, Inc.*	64,096	502,513
Superior Industries International, Inc.	19,614	288,522

Total Auto Components		791,035

Building Products 3.8%
Apogee Enterprises, Inc.	26,494	364,558
Gibraltar Industries, Inc.*	37,072	516,784
Griffon Corp.*	28,561	337,305
NCI Building Systems, Inc.*	774,600	1,525,962
Universal Forest Products, Inc.	10,351	351,313

Total Building Products		3,095,922

Capital Markets 1.2%
LaBranche & Co., Inc.*	175,532	779,362
SWS Group, Inc.	21,057	252,684

Total Capital Markets		1,032,046

Chemicals 1.9%
A. Schulman, Inc.	23,446	528,004
OM Group, Inc.*	14,196	463,073
Penford Corp.	32,399	332,414
Quaker Chemical Corp.	14,073	246,137

Total Chemicals		1,569,628

Commercial Banks 11.9%
East West Bancorp, Inc.	19,296	317,033
First BanCorp.	554,300	1,263,804
First Commonwealth Financial Corp.	134,958	790,854
First Midwest Bancorp, Inc.	31,795	418,740
Hanmi Financial Corp.*	424,713	845,179
National Penn Bancshares, Inc.	121,513	729,078
Pinnacle Financial Partners, Inc.*	47,928	724,671
South Financial Group, Inc.	894,580	416,069
Sterling Bancorp	34,791	259,193
Sterling Bancshares, Inc.	78,500	401,135
Susquehanna Bancshares, Inc.	140,074	1,099,581
Umpqua Holdings Corp.	39,002	482,065
United Community Banks, Inc.*	140,479	630,751
Whitney Holding Corp.	86,651	1,076,206
Wintrust Financial Corp.	9,107	316,377

Total Commercial Banks		9,770,736

Commercial Services & Supplies 8.9%
ABM Industries, Inc.	26,224	509,270
Bowne & Co., Inc.	96,223	632,185
CDI Corp.	73,162	943,058
Comfort Systems USA, Inc.	32,252	378,316
Kelly Services, Inc. — Class A*	81,222	1,065,633
School Specialty, Inc.*	20,908	461,858
Spherion Corp.*	87,105	491,272
Standard Register Co.(The)	100,694	535,692
United Stationers, Inc.*	8,943	487,930
Viad Corp.	34,452	679,738
Volt Information Sciences, Inc.*	119,255	1,107,879

Total Commercial Services & Supplies		7,292,831

Communications Equipment 1.4%
Black Box Corp.	17,270	474,752
Digi International, Inc.*	25,743	247,133
EMS Technologies, Inc.*	34,568	443,162

Total Communications Equipment		1,165,047

Construction & Engineering 1.4%
Dycom Industries, Inc.*	63,147	515,911
EMCOR Group, Inc.*	25,628	616,610

Total Construction & Engineering		1,132,521

Consumer Finance 0.5%
Rewards Network, Inc.	29,956	386,432

Total Consumer Finance		386,432

Containers & Packaging 0.3%
Myers Industries, Inc.	24,999	228,491

Total Containers & Packaging		228,491

Distributors 0.7%
Audiovox Corp. — Class A*	82,900	551,285

Total Distributors		551,285

Electric Utilities 0.3%
Central Vermont Public Service Corp.	13,588	266,868

Total Electric Utilities		266,868

Electrical Equipment 0.4%
Encore Wire Corp.	16,820	336,568

Total Electrical Equipment		336,568

Electronic Equipment & Instruments 3.1%
CTS Corp.	37,117	282,460
Gerber Scientific, Inc.*	172,013	842,864
Insight Enterprises, Inc.*	25,203	290,087
Scansource, Inc.*	16,058	453,799
SYNNEX Corp.*	26,620	704,631

Total Electronic Equipment & Instruments		2,573,841

Energy Equipment & Services 4.3%
Basic Energy Services, Inc.*	157,651	1,480,343
Bristow Group, Inc.*	6,091	217,449
Matrix Service Co.*	50,734	511,906
Pioneer Drilling Co.*	36,837	292,854
Seahawk Drilling, Inc.*	49,669	1,038,579

Total Energy Equipment & Services		3,541,131

Food & Staples Retailing 2.8%
Casey’s General Stores, Inc.	6,766	207,581
Great Atlantic & Pacific Tea Co., Inc.*	33,671	252,195
Nash Finch Co.	22,946	791,637
Spartan Stores, Inc.	56,120	759,865
United Natural Foods, Inc.*	11,344	307,536

Total Food & Staples Retailing		2,318,814

Gas Utilities 1.0%
Laclede Group, Inc.	11,308	364,796
New Jersey Resources Corp.	5,725	208,905
Southwest Gas Corp.	8,876	245,599

Total Gas Utilities		819,300

Health Care Equipment & Supplies 1.3%
Osteotech, Inc.*	248,349	839,419
Symmetry Medical, Inc.*	26,778	238,860

Total Health Care Equipment & Supplies		1,078,279

Health Care Providers & Services 6.5%
AMERIGROUP Corp.*	15,392	391,726

RYDEX S&P SMALLCAP 600 PURE VALUE ETF SCHEDULE OF INVESTMENTS (Unaudited)(continued)	January 31, 2010

		Market
	Shares	Value

AMN Healthcare Services, Inc.*	105,003	$913,526
Centene Corp.*	30,225	581,831
Gentiva Health Services, Inc.*	9,649	246,435
Healthspring, Inc.*	20,556	357,469
MedCath Corp.*	104,784	711,483
Molina Healthcare, Inc.*	41,306	919,059
PharMerica Corp.*	37,352	608,091
Res-Care, Inc.*	67,699	609,968

Total Health Care Providers & Services		5,339,588

Hotels, Restaurants & Leisure 3.2%
CKE Restaurants, Inc.	39,037	326,349
Landry’s Restaurants, Inc.*	24,689	512,050
O’Charleys, Inc.*	47,995	355,163
Red Robin Gourmet Burgers, Inc.*	43,939	809,796
Ruby Tuesday, Inc.*	97,784	675,687

Total Hotels, Restaurants & Leisure		2,679,045

Household Durables 0.5%
Blyth, Inc.	13,956	392,024

Total Household Durables		392,024

Household Products 0.5%
Central Garden & Pet Co. — Class A*	51,330	451,191

Total Household Products		451,191

Industrial Conglomerates 0.7%
Standex International Corp.	14,122	322,123
Tredegar Corp.	15,098	244,285

Total Industrial Conglomerates		566,408

Insurance 3.3%
National Financial Partners Corp.*	121,996	1,030,867
Presidential Life Corp.	33,437	301,936
Safety Insurance Group, Inc.	6,416	224,560
Selective Insurance Group, Inc.	23,662	366,051
Stewart Information Services Corp.	47,492	487,268
United Fire & Casualty Co.	16,355	275,091

Total Insurance		2,685,773

IT Services 2.4%
Ciber, Inc.*	433,082	1,398,855
Heartland Payment Systems, Inc.	38,310	546,684

Total IT Services		1,945,539

Leisure Equipment & Products 3.7%
Arctic Cat, Inc.*	116,097	972,893
Callaway Golf Co.	81,506	608,035
JAKKS Pacific, Inc.*	86,085	946,935
Nautilus, Inc.*	193,400	485,434

Total Leisure Equipment & Products		3,013,297

Life Sciences Tools & Services 0.8%
Kendle International, Inc.*	31,600	639,584

Total Life Sciences Tools & Services		639,584

Machinery 3.0%
Astec Industries, Inc.*	9,188	228,689
Briggs & Stratton Corp.	11,884	196,442
Cascade Corp.	11,164	323,198
EnPro Industries, Inc.*	17,531	426,880
Lydall, Inc.*	140,692	890,580
Mueller Industries, Inc.	17,840	438,686

Total Machinery		2,504,475

Media 0.5%
Live Nation, Inc.*	36,285	416,189

Total Media		416,189

Metals & Mining 2.1%
AM Castle & Co.	58,622	568,633
Century Aluminum Co.*	40,467	458,087
Olympic Steel, Inc.	25,049	694,859

Total Metals & Mining		1,721,579

Multi-Utilities 0.3%
CH Energy Group, Inc.	6,106	241,492

Total Multi-Utilities		241,492

Multiline Retail 3.6%
Fred’s, Inc. — Class A	84,749	850,032
Tuesday Morning Corp.*	492,207	2,150,945

Total Multiline Retail		3,000,977

Oil, Gas & Consumable Fuels 2.6%
Penn Virginia Corp.	25,078	608,643
Petroleum Development Corp.*	49,702	1,041,754
World Fuel Services Corp.	21,896	526,161

Total Oil, Gas & Consumable Fuels		2,176,558

Personal Products 0.7%
Mannatech, Inc.	196,250	594,638

Total Personal Products		594,638

Real Estate Investment Trusts (REITs) 3.5%
Cedar Shopping Centers, Inc.	63,688	444,542
Colonial Properties Trust	23,082	254,133
Kite Realty Group Trust	212,101	803,863
Lexington Realty Trust	109,744	652,977
Pennsylvania Real Estate Investment Trust	82,443	738,689

Total Real Estate Investment Trusts (REITs)		2,894,204

Road & Rail 0.5%
Arkansas Best Corp.	17,397	392,128

Total Road & Rail		392,128

Specialty Retail 7.2%
Brown Shoe Co., Inc.	42,078	515,455
Cabela’s, Inc.*	51,582	831,502
Christopher & Banks Corp.	54,361	361,501
Finish Line, Inc. — Class A	38,079	422,296
Group 1 Automotive, Inc.*	27,997	811,913
Haverty Furniture Cos., Inc.	27,001	332,922
Hot Topic, Inc.*	93,768	539,166
Lithia Motors, Inc. — Class A*	47,651	371,678
MarineMax, Inc.*	41,242	372,415
PEP Boys-Manny Moe & Jack	79,208	661,387
Stage Stores, Inc.	29,289	378,414
Zale Corp.*	152,961	333,455

Total Specialty Retail		5,932,104

Textiles, Apparel & Luxury Goods 4.0%
K-Swiss, Inc. — Class A*	22,640	205,571
Movado Group, Inc.*	53,996	590,176
Perry Ellis International, Inc.*	54,152	868,057
Quiksilver, Inc.*	797,702	1,611,358

Total Textiles, Apparel & Luxury Goods		3,275,162

Tobacco 1.0%
Alliance One International, Inc.*	170,505	867,870

Total Tobacco		867,870

Trading Companies & Distributors 0.5%
Lawson Products, Inc.	28,058	453,137

Total Trading Companies & Distributors		453,137

Total Common Stocks (Cost $81,635,312)		82,207,060

2

RYDEX S&P SMALLCAP 600 PURE VALUE ETF SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2010

		Market
	Shares	Value

SHORT TERM INVESTMENTS 0.0%(a)

SSgA Government Money Market Fund	100	$100

Total Short Term Investments (Cost $100)		100

Total Investments 99.8%(b) (Cost $81,635,412)		82,207,160

Other Assets in Excess of Liabilities — 0.2%		126,640

Net Assets — 100.0%		$82,333,800

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.1%

Aerospace & Defense 1.1%
GenCorp, Inc.*	12,140	$67,984
Stanley, Inc.*	2,460	64,403

Total Aerospace & Defense		132,387

Airlines 0.6%
Allegiant Travel Co.*	1,490	76,288

Total Airlines		76,288

Beverages 0.5%
Boston Beer Co., Inc. — Class A*	1,470	67,400

Total Beverages		67,400

Biotechnology 1.5%
Cubist Pharmaceuticals, Inc.*	3,450	70,690
Regeneron Pharmaceuticals, Inc.*	4,610	122,903

Total Biotechnology		193,593

Building Products 0.3%
AAON, Inc.	1,860	38,297

Total Building Products		38,297

Capital Markets 1.6%
optionsXpress Holdings, Inc.	5,620	80,647
Stifel Financial Corp.*	1,650	86,295
TradeStation Group, Inc.*	5,060	35,774

Total Capital Markets		202,716

Chemicals 1.5%
Balchem Corp.	3,990	77,366
NewMarket Corp.	1,290	116,384

Total Chemicals		193,750

Commercial Banks 0.6%
Signature Bank*	2,000	69,160

Total Commercial Banks		69,160

Commercial Services & Supplies 1.1%
Heidrick & Struggles International, Inc.	2,060	52,386
SYKES Enterprises, Inc.*	2,170	52,036
Tetra Tech, Inc.*	1,200	27,168

Total Commercial Services & Supplies		131,590

Communications Equipment 1.7%
Blue Coat Systems, Inc.*	6,440	158,746
NETGEAR, Inc.*	2,780	57,379

Total Communications Equipment		216,125

Computers & Peripherals 3.2%
Compellent Technologies, Inc.*	6,390	127,033
Novatel Wireless, Inc.*	15,800	118,184
Stratasys, Inc.*	2,850	65,550
Synaptics, Inc.*	3,490	88,332

Total Computers & Peripherals		399,099

Consumer Finance 2.0%
Cash America International, Inc.	1,860	69,917
First Cash Financial Services, Inc.*	2,890	65,979
World Acceptance Corp.*	2,980	120,362

Total Consumer Finance		256,258

Diversified Consumer Services 1.1%
Capella Education Co.*	680	49,898
Coinstar, Inc.*	3,320	85,756

Total Diversified Consumer Services		135,654

Diversified Financial Services 0.6%
Portfolio Recovery Associates, Inc.*	1,640	74,751

Total Diversified Financial Services		74,751

Diversified Telecommunication Services 0.4%
Cbeyond, Inc.*	4,090	50,961

Total Diversified Telecommunication Services		50,961

Electrical Equipment 1.5%
AZZ, Inc.	3,120	93,849
Baldor Electric Co.	4,010	98,967

Total Electrical Equipment		192,816

Electronic Equipment & Instruments 1.7%
FARO Technologies, Inc.*	1,680	30,358
Mercury Computer Systems, Inc.*	5,630	67,222
TTM Technologies, Inc.*	10,740	111,159

Total Electronic Equipment & Instruments		208,739

Energy Equipment & Services 6.0%
CARBO Ceramics, Inc.	620	40,870
Dril-Quip, Inc.*	2,250	118,103
Gulf Island Fabrication, Inc.	4,780	83,459
Hornbeck Offshore Services, Inc.*	4,960	106,690
Lufkin Industries, Inc.	580	36,760
Oil States International, Inc.*	3,290	121,204
Superior Well Services, Inc.*	7,570	119,833
TETRA Technologies, Inc.*	12,400	129,704

Total Energy Equipment & Services		756,623

Food & Staples Retailing 1.2%
Andersons, Inc.(The)	5,340	144,073

Total Food & Staples Retailing		144,073

Food Products 3.7%
Cal-Maine Foods, Inc.	2,870	93,705
Calavo Growers, Inc.	3,660	61,342
Darling International, Inc.*	15,300	119,187
Sanderson Farms, Inc.	1,660	77,605
TreeHouse Foods, Inc.*	3,020	116,995

Total Food Products		468,834

Health Care Equipment & Supplies 5.4%
Abaxis, Inc.*	2,420	58,274
Align Technology, Inc.*	6,030	113,062
American Medical Systems Holdings, Inc.*	6,570	126,144
Cantel Medical Corp.	3,190	61,503
Cooper Cos., Inc.(The)	2,540	89,713
Integra LifeSciences Holdings Corp.*	2,120	81,408
Natus Medical, Inc.*	5,550	75,313
Neogen Corp.*	1,720	36,550
Zoll Medical Corp.*	1,320	36,749

Total Health Care Equipment & Supplies		678,716

Health Care Providers & Services 9.4%
Air Methods Corp.*	2,530	77,342
Almost Family, Inc.*	1,080	39,269
Amedisys, Inc.*	1,780	97,811
Bio-Reference Labs, Inc.*	1,500	56,700
Catalyst Health Solutions, Inc.*	3,100	121,923
Genoptix, Inc.*	2,480	80,749
Healthways, Inc.*	7,350	125,391
HMS Holdings Corp.*	2,320	104,609
IPC The Hospitalist Co., Inc.*	4,030	136,980
LHC Group, Inc.*	1,910	58,809
MEDNAX, Inc.*	1,460	83,015
Odyssey HealthCare, Inc.*	6,260	91,897

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

RehabCare Group, Inc.*	3,550	$103,163

Total Health Care Providers & Services		1,177,658

Health Care Technology 0.9%
Quality Systems, Inc.	2,230	114,934

Total Health Care Technology		114,934

Hotels, Restaurants & Leisure 6.7%
BJ’s Restaurants, Inc.*	5,410	114,367
Buffalo Wild Wings, Inc.*	2,860	133,877
California Pizza Kitchen, Inc.*	5,480	75,624
CEC Entertainment, Inc.*	2,870	95,255
Cracker Barrel Old Country Store, Inc.	2,830	104,597
Interval Leisure Group, Inc.*	3,830	48,718
P.F. Chang’s China Bistro, Inc.*	2,320	89,552
Peet’s Coffee & Tea, Inc.*	1,960	64,092
Texas Roadhouse, Inc.*	10,330	120,138

Total Hotels, Restaurants & Leisure		846,220

Household Durables 1.4%
National Presto Industries, Inc.	1,100	125,972
Universal Electronics, Inc.*	1,920	45,638

Total Household Durables		171,610

Insurance 1.4%
eHealth, Inc.*	6,090	110,838
Tower Group, Inc.	2,910	64,311

Total Insurance		175,149

Internet & Catalog Retail 2.5%
Blue Nile, Inc.*	2,300	118,565
HSN, Inc.*	3,970	75,986
NutriSystem, Inc.	4,420	89,991
Stamps.com, Inc.*	3,620	32,001

Total Internet & Catalog Retail		316,543

Internet Software & Services 3.4%
comScore, Inc.*	7,970	108,153
DealerTrack Holdings, Inc.*	3,560	63,973
j2 Global Communications, Inc.*	2,770	56,896
Knot, Inc.(The)*	3,060	27,999
Perficient, Inc.*	18,210	176,819

Total Internet Software & Services		433,840

IT Services 3.8%
CSG Systems International, Inc.*	3,660	71,041
Cybersource Corp.*	6,970	126,018
MAXIMUS, Inc.	740	35,416
TeleTech Holdings, Inc.*	4,730	90,059
Wright Express Corp.*	5,270	154,727

Total IT Services		477,261

Leisure Equipment & Products 1.0%
Polaris Industries, Inc.	980	43,326
Sturm Ruger & Co., Inc.	8,400	87,528

Total Leisure Equipment & Products		130,854

Life Sciences Tools & Services 0.7%
Dionex Corp.*	600	41,910
Enzo Biochem, Inc.*	10,470	49,628

Total Life Sciences Tools & Services		91,538

Machinery 0.5%
Gardner Denver, Inc.	1,570	62,565

Total Machinery		62,565

Media 0.3%
Arbitron, Inc.	1,630	41,255

Total Media		41,255

Metals & Mining 0.4%
AMCOL International Corp.	1,790	44,983

Total Metals & Mining		44,983

Oil, Gas & Consumable Fuels 0.5%
St. Mary Land & Exploration Co.	1,810	57,992

Total Oil, Gas & Consumable Fuels		57,992

Paper & Forest Products 0.7%
Schweitzer-Mauduit International, Inc.	1,220	91,793

Total Paper & Forest Products		91,793

Pharmaceuticals 1.2%
Par Pharmaceutical Cos., Inc.*	2,590	68,169
Salix Pharmaceuticals Ltd.*	3,010	88,072

Total Pharmaceuticals		156,241

Real Estate Investment Trusts (REITs) 1.7%
Acadia Realty Trust	2,710	43,170
DiamondRock Hospitality Co.*	10,810	87,994
Medical Properties Trust, Inc.	8,590	85,986

Total Real Estate Investment Trusts (REITs)		217,150

Real Estate Management & Development 0.5%
Forestar Real Estate Group, Inc.*	3,440	63,881

Total Real Estate Management & Development		63,881

Semiconductors & Semiconductor Equipment 5.6%
Cymer, Inc.*	1,080	33,880
Diodes, Inc.*	7,370	122,931
Hittite Microwave Corp.*	2,370	88,117
Kopin Corp.*	14,800	60,828
Pericom Semiconductor Corp.*	5,080	44,704
Sigma Designs, Inc.*	8,980	99,768
Skyworks Solutions, Inc.*	4,840	61,420
TriQuint Semiconductor, Inc.*	21,990	131,940
Veeco Instruments, Inc.*	1,910	60,776

Total Semiconductors & Semiconductor Equipment		704,364

Software 9.0%
Blackbaud, Inc.	4,560	101,688
Commvault Systems, Inc.*	5,250	111,247
Concur Technologies, Inc.*	1,940	76,921
Ebix, Inc.*	8,730	126,410
Epicor Software Corp.*	8,500	65,195
JDA Software Group, Inc.*	3,050	79,941
Manhattan Associates, Inc.*	2,900	60,813
Netscout Systems, Inc.*	8,890	124,816
Radiant Systems, Inc.*	9,770	112,843
Smith Micro Software, Inc.*	10,740	83,235
Taleo Corp. Class A*	3,270	66,414
Tyler Technologies, Inc.*	3,760	70,425
Websense, Inc.*	3,000	55,590

Total Software		1,135,538

Specialty Retail 5.8%
Big 5 Sporting Goods Corp.	4,700	68,667
Buckle, Inc.(The)	2,170	65,838
Dress Barn, Inc.*	4,250	100,045
Gymboree Corp.*	2,070	80,751
Hibbett Sports, Inc.*	2,110	44,774
Jos. A. Bank Clothiers, Inc.*	2,210	92,621
Lumber Liquidators Holdings, Inc.*	6,740	159,603
Monro Muffler, Inc.	1,400	47,908
Zumiez, Inc.*	5,440	69,251

Total Specialty Retail		729,458

Textiles, Apparel & Luxury Goods 4.4%
Crocs, Inc.*	17,080	125,538

2

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2010

		Market
	Shares	Value

Deckers Outdoor Corp.*	1,140	$111,914
Iconix Brand Group, Inc.*	8,900	112,318
True Religion Apparel, Inc.*	6,250	120,687
Volcom, Inc.*	5,500	86,735

Total Textiles, Apparel & Luxury Goods		557,192

Total Common Stocks (Cost $11,992,656)		12,485,849

SHORT TERM INVESTMENTS 0.0%(a)

SSgA Government Money Market Fund	3,565	3,565

Total Short Term Investments (Cost $3,565)		3,565

Total Investments 99.1%(b) (Cost $11,996,221)		12,489,414

Other Assets in Excess of Liabilities — 0.9%		111,511

Net Assets — 100.0%		$12,600,925

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.7%

Auto Components 2.4%
Goodyear Tire & Rubber Co.(The)*	15,550	$207,437
Johnson Controls, Inc.	8,030	223,475

Total Auto Components		430,912

Automobiles 2.5%
Ford Motor Co.*	22,970	248,995
Harley-Davidson, Inc.	8,600	195,564

Total Automobiles		444,559

Distributors 1.2%
Genuine Parts Co.	5,810	218,921

Total Distributors		218,921

Diversified Consumer Services 3.9%
Apollo Group, Inc. — Class A*	3,790	229,636
DeVry, Inc.	3,910	238,745
H&R Block, Inc.	10,850	233,492

Total Diversified Consumer Services		701,873

Hotels, Restaurants & Leisure 12.1%
Carnival Corp.*	6,890	229,644
Darden Restaurants, Inc.	6,370	235,435
International Game Technology	11,450	209,993
Marriott International, Inc. — Class A	7,960	208,791
McDonald’s Corp.	3,560	222,251
Starbucks Corp.*	9,510	207,223
Starwood Hotels & Resorts Worldwide, Inc.	6,070	202,252
Wyndham Worldwide Corp.	10,660	223,753
Wynn Resorts Ltd.	3,700	228,956
Yum! Brands, Inc.	6,410	219,286

Total Hotels, Restaurants & Leisure		2,187,584

Household Durables 14.0%
Black & Decker Corp.	3,470	224,370
D.R. Horton, Inc.	21,560	254,193
Fortune Brands, Inc.	5,630	234,039
Harman International Industries, Inc.	6,110	217,211
Leggett & Platt, Inc.	11,110	202,869
Lennar Corp. — Class A	18,160	278,938
Newell Rubbermaid, Inc.	14,860	201,650
Pulte Homes, Inc.*	24,150	254,058
Snap-on, Inc.	5,530	226,066
Stanley Works(The)	4,360	223,450
Whirlpool Corp.	2,780	209,000

Total Household Durables		2,525,844

Internet & Catalog Retail 3.4%
Amazon.com, Inc.*	1,740	218,213
Expedia, Inc.*	8,850	189,479
Priceline.com, Inc.*	1,030	201,210

Total Internet & Catalog Retail		608,902

Leisure Equipment & Products 4.3%
Eastman Kodak Co.*	55,160	333,718
Hasbro, Inc.	7,020	214,461
Mattel, Inc.	11,150	219,878

Total Leisure Equipment & Products		768,057

Media 19.6%
CBS Corp. — Class B	16,060	207,656
Comcast Corp. — Class A	12,840	203,257
DIRECTV — Class A*	6,670	202,435
Gannett Co., Inc.	15,800	255,170
Interpublic Group of Cos., Inc.*	30,720	198,451
McGraw-Hill Cos., Inc.	6,460	229,007
Meredith Corp.	7,260	224,915
New York Times Co. — Class A*	21,680	280,106
News Corp. — Class A	16,540	208,569
Omnicom Group, Inc.	5,790	204,387
Scripps Networks Interactive — Class A	5,450	232,715
Time Warner Cable, Inc.	5,260	229,283
Time Warner, Inc.	7,550	207,248
Viacom, Inc. — Class B*	7,430	216,510
Walt Disney Co.(The)	6,920	204,486
Washington Post Co. — Class B	510	221,656

Total Media		3,525,851

Multiline Retail 10.0%
Big Lots, Inc.*	7,640	217,052
Family Dollar Stores, Inc.	7,850	242,408
J.C. Penney Co., Inc.	8,160	202,613
Kohl’s Corp.*	4,170	210,043
Macy’s, Inc.	12,960	206,453
Nordstrom, Inc.	6,270	216,566
Sears Holdings Corp.*	2,900	270,512
Target Corp.	4,620	236,867

Total Multiline Retail		1,802,514

Specialty Retail 21.4%
Abercrombie & Fitch Co. — Class A	6,360	200,594
AutoNation, Inc.*	11,780	212,040
AutoZone, Inc.*	1,390	215,492
Bed Bath & Beyond, Inc.*	5,910	228,717
Best Buy Co., Inc.	5,550	203,408
GameStop Corp. — Class A*	9,800	193,746
Gap, Inc.(The)	10,630	202,820
Home Depot, Inc.	7,710	215,957
Limited Brands, Inc.	11,780	224,056
Lowe’s Cos., Inc.	9,360	202,644
O’Reilly Automotive, Inc.*	5,910	223,398
Office Depot, Inc.*	33,360	189,485
RadioShack Corp.	11,390	222,333
Ross Stores, Inc.	5,000	229,650
Sherwin-Williams Co.(The)	3,570	226,159
Staples, Inc.	9,040	212,078
Tiffany & Co.	5,250	213,203
TJX Cos., Inc.	6,030	229,200

Total Specialty Retail		3,844,980

Textiles, Apparel & Luxury Goods 4.9%
Coach, Inc.	6,110	213,117
NIKE, Inc. — Class B	3,410	217,387
Polo Ralph Lauren Corp.	2,790	228,780
V.F. Corp.	3,070	221,132

Total Textiles, Apparel & Luxury Goods		880,416

Total Common Stocks (Cost $15,342,886)		17,940,413

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	43,841	43,841

Total Short Term Investments (Cost $43,841)		43,841

Total Investments 99.9%(a) (Cost $15,386,727)		17,984,254

Other Assets in Excess of Liabilities — 0.1%		13,693

Net Assets — 100.0%		$17,997,947

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.5%

Beverages 18.5%
Brown-Forman Corp. — Class B	4,390	$225,295
Coca-Cola Co.(The)	4,050	219,712
Coca-Cola Enterprises, Inc.	11,260	227,339
Constellation Brands, Inc. — Class A*	15,100	242,808
Dr Pepper Snapple Group, Inc.	8,210	227,089
Molson Coors Brewing Co. — Class B	5,320	223,440
Pepsi Bottling Group, Inc.	6,210	231,012
PepsiCo, Inc.	3,890	231,922

Total Beverages		1,828,617

Food & Staples Retailing 21.8%
Costco Wholesale Corp.	3,960	227,423
CVS Caremark Corp.	7,370	238,567
Kroger Co.(The)	11,420	244,731
Safeway, Inc.	11,030	247,623
SUPERVALU, Inc.	18,450	271,399
Sysco Corp.	8,490	237,635
Wal-Mart Stores, Inc.	4,360	232,955
Walgreen Co.	6,270	226,034
Whole Foods Market, Inc.*	8,460	230,281

Total Food & Staples Retailing		2,156,648

Food Products 33.6%
Archer-Daniels-Midland Co.	7,550	226,273
Campbell Soup Co.	7,010	232,101
ConAgra Foods, Inc.	10,430	237,178
Dean Foods Co.*	13,320	234,832
General Mills, Inc.	3,360	239,602
H.J. Heinz Co.	5,490	239,529
Hershey Co.(The)	6,520	237,524
Hormel Foods Corp.	6,110	236,457
J.M. Smucker Co.(The)	3,830	230,068
Kellogg Co.	4,440	241,625
Kraft Foods, Inc. — Class A*	8,540	236,216
McCormick & Co., Inc.	6,440	233,772
Sara Lee Corp.	19,290	234,181
Tyson Foods, Inc. — Class A	18,910	261,336

Total Food Products		3,320,694

Household Products 9.1%
Clorox Co.	3,740	221,296
Colgate-Palmolive Co.	2,810	224,884
Kimberly-Clark Corp.	3,630	215,586
Procter & Gamble Co.	3,770	232,043

Total Household Products		893,809

Personal Products 7.3%
Avon Products, Inc.	7,290	219,721
Estee Lauder Cos., Inc — Class A	4,830	253,671
Mead Johnson Nutrition Co.	5,560	251,479

Total Personal Products		724,871

Tobacco 9.2%
Altria Group, Inc.	11,680	231,965
Lorillard, Inc.	2,970	224,829
Philip Morris International, Inc.	4,740	215,717
Reynolds American, Inc.	4,340	230,888

Total Tobacco		903,399

Total Common Stocks (Cost $9,482,457)		9,828,038

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	9,120	9,120

Total Short Term Investments (Cost $9,120)		9,120

Total Investments 99.6%(a) (Cost $9,491,577)		9,837,158

Other Assets in Excess of Liabilities — 0.4%		37,623

Net Assets — 100.0%		$9,874,781

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

RYDEX S&P EQUAL WEIGHT ENERGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.9%

Energy Equipment & Services 28.7%
Baker Hughes, Inc.	10,900	$493,552
BJ Services Co.	23,589	487,585
Cameron International Corp.*	11,090	417,649
Diamond Offshore Drilling, Inc.	4,490	410,970
FMC Technologies, Inc.*	7,730	411,004
Halliburton Co.	14,749	430,818
Nabors Industries, Ltd.*	20,129	448,877
National-Oilwell Varco, Inc.	10,170	415,953
Rowan Cos., Inc.*	18,629	400,151
Schlumberger, Ltd.	6,990	443,585
Smith International, Inc.	16,629	504,191

Total Energy Equipment & Services		4,864,335

Oil, Gas & Consumable Fuels 71.2%
Anadarko Petroleum Corp.	7,160	456,665
Apache Corp.	4,410	435,576
Cabot Oil & Gas Corp.	10,170	389,206
Chesapeake Energy Corp.	16,949	419,996
Chevron Corp.	5,740	413,969
ConocoPhillips	8,880	426,240
CONSOL Energy, Inc.	9,330	434,871
Denbury Resources, Inc.*	30,489	413,126
Devon Energy Corp.	6,340	424,209
El Paso Corp.	44,838	455,106
EOG Resources, Inc.	4,730	427,687
Exxon Mobil Corp.	6,510	419,439
Hess Corp.	7,670	443,249
Marathon Oil Corp.	14,309	426,551
Massey Energy Co.	10,860	418,327
Murphy Oil Corp.	8,150	416,302
Noble Energy, Inc.	6,190	457,689
Occidental Petroleum Corp.	5,500	430,870
Peabody Energy Corp.	10,000	421,200
Pioneer Natural Resources Co.	9,820	431,884
Range Resources Corp.	8,730	401,580
Southwestern Energy Co.*	9,380	402,214
Spectra Energy Corp.	21,789	463,016
Sunoco, Inc.	17,409	436,792
Tesoro Corp.	33,849	423,113
Valero Energy Corp.	26,249	483,507
Williams Cos., Inc.(The)	21,379	445,538
XTO Energy, Inc.	9,490	422,969

Total Oil, Gas & Consumable Fuels		12,040,891

Total Common Stocks (Cost $16,898,828)		16,905,226

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	19,081	19,081

Total Short Term Investments (Cost $19,081)		19,081

Total Investments 100.0%(a) (Cost $16,917,909)		16,924,307

Liabilities in Excess of Other Assets — 0.0%(b)		(2,290)

Net Assets — 100.0%		$16,922,017

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.6%

Capital Markets 16.9%
Ameriprise Financial, Inc.	4,160	$159,078
Bank of New York Mellon Corp.	5,881	171,078
Charles Schwab Corp.(The)	8,724	159,562
E*TRADE Financial Corp.*	95,429	145,052
Federated Investors, Inc. — Class B	6,015	152,661
Franklin Resources, Inc.	1,521	150,625
Goldman Sachs Group, Inc.(The)	972	144,556
Invesco Ltd.	7,391	142,646
Janus Capital Group, Inc.	12,133	148,144
Legg Mason, Inc.	5,527	142,486
Morgan Stanley	5,416	145,041
Northern Trust Corp.	3,162	159,744
State Street Corp.	3,793	162,644
T. Rowe Price Group, Inc.	2,989	148,314

Total Capital Markets		2,131,631

Commercial Banks 20.9%
BB&T Corp.	6,185	172,376
Comerica, Inc.	5,617	193,843
Fifth Third Bancorp	16,430	204,389
First Horizon National Corp.*	11,745	152,098
Huntington Bancshares, Inc.	43,215	207,000
KeyCorp	28,879	207,351
M&T Bank Corp.	2,448	180,540
Marshall & Ilsley Corp.	29,664	204,978
PNC Financial Services Group, Inc.	2,912	161,412
Regions Financial Corp.	28,888	183,439
SunTrust Banks, Inc.	7,671	186,636
U.S. Bancorp	7,113	178,394
Wells Fargo & Co.	5,859	166,571
Zions Bancorp	12,238	232,155

Total Commercial Banks		2,631,182

Consumer Finance 4.7%
American Express Co.	3,914	147,401
Capital One Financial Corp.	4,055	149,468
Discover Financial Services	10,613	145,186
SLM Corp.*	14,042	147,862

Total Consumer Finance		589,917

Diversified Financial Services 10.8%
Bank of America Corp.	10,448	158,601
Citigroup, Inc.*	47,838	158,822
CME Group, Inc.	484	138,821
IntercontinentalExchange, Inc.*	1,505	143,697
JPMorgan Chase & Co.	3,868	150,620
Leucadia National Corp.*	6,854	153,050
Moody’s Corp.	5,939	163,857
Nasdaq OMX Group (The)*	7,967	143,326
NYSE Euronext	6,293	147,319

Total Diversified Financial Services		1,358,113

Insurance 25.6%
AFLAC, Inc.	3,425	165,873
Allstate Corp.	5,487	164,226
American International Group, Inc.*	5,616	136,076
Aon Corp.	4,188	162,913
Assurant, Inc.	5,379	169,062
Chubb Corp.	3,280	164,000
Cincinnati Financial Corp.	6,130	161,771
Genworth Financial, Inc. — Class A*	13,956	193,151
Hartford Financial Services Group, Inc.	6,746	161,836
Lincoln National Corp.	6,769	166,382
Loews Corp.	4,389	156,994
Marsh & McLennan Cos., Inc.	7,235	155,986
MetLife, Inc.	4,413	155,867
Principal Financial Group, Inc.	6,652	153,329
Progressive Corp.	9,239	153,183
Prudential Financial, Inc.	3,181	159,018
Torchmark Corp.	3,703	166,265
Travelers Cos., Inc.(The)	3,269	165,640
Unum Group	8,235	161,159
XL Capital, Ltd. — Class A	8,626	144,658

Total Insurance		3,217,389

Real Estate Investment Trusts (REITs) 17.1%
Apartment Investment & Management Co. — Class A	10,372	159,314
AvalonBay Communities, Inc.	1,999	153,143
Boston Properties, Inc.	2,318	150,369
Equity Residential	4,926	157,878
HCP, Inc.	5,149	145,974
Health Care REIT, Inc.	3,518	151,274
Host Hotels & Resorts, Inc.*	14,262	151,177
Kimco Realty Corp.	12,534	158,179
Plum Creek Timber Co., Inc.	4,353	157,448
ProLogis	11,940	150,444
Public Storage, Inc.	2,008	158,994
Simon Property Group, Inc.	2,053	147,816
Ventas, Inc.	3,701	156,182
Vornado Realty Trust	2,281	147,535

Total Real Estate Investment Trusts (REITs)		2,145,727

Real Estate Management & Development 1.2%
CB Richard Ellis Group, Inc. — Class A*	12,403	152,557

Total Real Estate Management & Development		152,557

Thrifts & Mortgage Finance 2.4%
Hudson City Bancorp, Inc.	11,699	155,246
People’s United Financial, Inc.	9,410	152,159

Total Thrifts & Mortgage Finance		307,405

Total Common Stocks (Cost $12,055,236)		12,533,921

SHORT TERM INVESTMENTS 0.3%

SSgA Government Money Market Fund	30,157	30,157

Total Short Term Investments (Cost $30,157)		30,157

Total Investments 99.9%(a) (Cost $12,085,393)		12,564,078

Other Assets in Excess of Liabilities — 0.1%		17,838

Net Assets — 100.0%		$12,581,916

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.9%

Biotechnology 12.3%
Amgen, Inc.*	23,180	$1,355,567
Biogen Idec, Inc.*	25,750	1,383,805
Celgene Corp.*	23,180	1,316,160
Cephalon, Inc.*	21,910	1,398,735
Genzyme Corp.*	26,470	1,436,262
Gilead Sciences, Inc.*	30,190	1,457,271

Total Biotechnology		8,347,800

Health Care Equipment & Supplies 25.4%
Baxter International, Inc.	22,560	1,299,230
Becton, Dickinson & Co.	17,340	1,306,916
Boston Scientific Corp.*	146,810	1,266,970
C.R. Bard, Inc.	16,560	1,372,659
CareFusion Corp.*	52,390	1,349,043
Dentsply International, Inc.	37,540	1,258,716
Hospira, Inc.*	27,180	1,376,395
Intuitive Surgical, Inc.*	4,450	1,459,867
Medtronic, Inc.	30,020	1,287,558
St Jude Medical, Inc.*	35,210	1,328,473
Stryker Corp.	25,630	1,330,710
Varian Medical Systems, Inc.*	28,890	1,452,878
Zimmer Holdings, Inc.*	22,140	1,246,925

Total Health Care Equipment & Supplies		17,336,340

Health Care Providers & Services 30.5%
Aetna, Inc.	39,620	1,187,411
AmerisourceBergen Corp.	49,690	1,354,549
Cardinal Health, Inc.	40,450	1,337,681
CIGNA Corp.	36,240	1,223,825
Coventry Health Care, Inc.*	52,950	1,211,496
DaVita, Inc.*	21,580	1,289,621
Express Scripts, Inc.*	15,210	1,275,511
Humana, Inc.*	29,570	1,437,693
Laboratory Corp. of America Holdings*	17,280	1,228,608
McKesson Corp.	20,480	1,204,634
Medco Health Solutions, Inc.*	20,490	1,259,725
Patterson Cos., Inc.*	47,960	1,369,738
Quest Diagnostics, Inc.	21,300	1,185,771
Tenet Healthcare Corp.*	259,940	1,440,068
UnitedHealth Group, Inc.	40,880	1,349,040
WellPoint, Inc.*	22,060	1,405,663

Total Health Care Providers & Services		20,761,034

Health Care Technology 2.0%
IMS Health, Inc.	63,050	1,364,402

Total Health Care Technology		1,364,402

Life Sciences Tools & Services 9.2%
Life Technologies Corp.*	25,170	1,251,201
Millipore Corp.*	18,200	1,255,254
PerkinElmer, Inc.	64,630	1,301,648
Thermo Fisher Scientific, Inc.*	26,900	1,241,435
Waters Corp.*	21,480	1,223,930

Total Life Sciences Tools & Services		6,273,468

Pharmaceuticals 20.5%
Abbott Laboratories	24,250	1,283,795
Allergan, Inc.	21,430	1,232,225
Bristol-Myers Squibb Co.	50,390	1,227,500
Eli Lilly & Co.	36,260	1,276,352
Forest Laboratories, Inc.*	40,840	1,210,498
Johnson & Johnson, Inc.	20,130	1,265,372
King Pharmaceuticals, Inc.*	108,750	1,306,087
Merck & Co., Inc.	34,230	1,306,901
Mylan, Inc.*	70,220	1,280,111
Pfizer, Inc.	70,290	1,311,611
Watson Pharmaceuticals, Inc.*	33,950	1,302,662

Total Pharmaceuticals		14,003,114

Total Common Stocks (Cost $66,745,041)		68,086,158

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	69,851	69,851

Total Short Term Investments (Cost $69,851)		69,851

Total Investments 100.0%(a) (Cost $66,814,892)		68,156,009

Other Assets in Excess of Liabilities — 0.0%(b)		33,239

Net Assets — 100.0%		$68,189,248

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.9%

Aerospace & Defense 21.1%
Boeing Co.	6,958	$421,655
General Dynamics Corp.	5,467	365,469
Goodrich Corp.	5,824	360,564
Honeywell International, Inc.	9,473	366,037
ITT Corp.	7,388	356,914
L-3 Communications Holdings, Inc.	4,423	368,613
Lockheed Martin Corp.	4,879	363,583
Northrop Grumman Corp.	6,710	379,786
Precision Castparts Corp.	3,332	350,693
Raytheon Co.	7,121	373,354
Rockwell Collins, Inc.	6,656	354,033
United Technologies Corp.	5,367	362,165

Total Aerospace & Defense		4,422,866

Air Freight & Logistics 6.8%
C.H. Robinson Worldwide, Inc.	6,371	360,790
Expeditors International of Washington, Inc.	10,695	364,699
FedEx Corp.	4,389	343,878
United Parcel Service, Inc. — Class B	6,393	369,324

Total Air Freight & Logistics		1,438,691

Airlines 1.8%
Southwest Airlines Co.	33,389	378,297

Total Airlines		378,297

Building Products 1.8%
Masco Corp.	27,586	374,066

Total Building Products		374,066

Commercial Services & Supplies 20.3%
Avery Dennison Corp.	10,198	331,537
Cintas Corp.	12,733	319,726
Dun & Bradstreet Corp.	4,575	361,288
Equifax, Inc.	12,245	391,840
Iron Mountain, Inc.*	16,170	369,646
Monster Worldwide, Inc.*	22,242	346,753
Pitney Bowes, Inc.	16,324	341,498
R.R. Donnelley & Sons Co.	17,226	341,419
Republic Services, Inc.	13,341	357,405
Robert Half International, Inc.	14,298	384,902
Stericycle, Inc.*	6,756	357,595
Waste Management, Inc.	11,291	361,877

Total Commercial Services & Supplies		4,265,486

Construction & Engineering 5.2%
Fluor Corp.	8,575	388,791
Jacobs Engineering Group, Inc.*	9,929	375,217
Quanta Services, Inc.*	17,928	326,648

Total Construction & Engineering		1,090,656

Electrical Equipment 6.8%
Emerson Electric Co.	8,973	372,738
First Solar, Inc.*	2,755	312,142
Rockwell Automation, Inc.	8,192	395,182
Roper Industries, Inc.	6,972	349,158

Total Electrical Equipment		1,429,220

Industrial Conglomerates 5.4%
3M Co.	4,601	370,335
General Electric Co.	23,693	380,983
Textron, Inc.	19,898	388,608

Total Industrial Conglomerates		1,139,926

Machinery 18.8%
Caterpillar, Inc.	6,512	340,187
Cummins, Inc.	7,932	358,209
Danaher Corp.	4,976	355,038
Deere & Co.	6,770	338,161
Dover Corp.	9,179	393,596
Eaton Corp.	5,870	359,479
Flowserve Corp.	3,883	350,130
Illinois Tool Works, Inc.	7,834	341,484
PACCAR, Inc.	10,395	374,532
Pall Corp.	10,486	361,452
Parker-Hannifin Corp.	6,901	385,835

Total Machinery		3,958,103

Road & Rail 8.2%
Burlington Northern Santa Fe Corp.	3,789	377,877
CSX Corp.	7,670	328,736
Norfolk Southern Corp.	7,157	336,808
Ryder System, Inc.	8,616	313,622
Union Pacific Corp.	5,889	356,285

Total Road & Rail		1,713,328

Trading Companies & Distributors 3.7%
Fastenal Co.	9,364	388,419
W.W. Grainger, Inc.	3,856	382,823

Total Trading Companies & Distributors		771,242

Total Common Stocks (Cost $17,866,659)		20,981,881

SHORT TERM INVESTMENTS 0.0%(a)

SSgA Government Money Market Fund	5,621	5,621

Total Short Term Investments (Cost $5,621)		5,621

Total Investments 99.9%(b) (Cost $17,872,280)		20,987,502

Other Assets in Excess of Liabilities — 0.1%		15,585

Net Assets — 100.0%		$21,003,087

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

RYDEX S&P EQUAL WEIGHT MATERIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.8%

Chemicals 43.1%
Air Products & Chemicals, Inc.	15,140	$1,150,034
Airgas, Inc.	26,353	1,113,678
CF Industries Holdings, Inc.	14,080	1,307,469
Dow Chemical Co.(The)	46,573	1,261,663
Du Pont (E.I.) de Nemours & Co.	38,556	1,257,311
Eastman Chemical Co.	20,839	1,178,029
Ecolab, Inc.	27,537	1,208,874
FMC Corp.	22,091	1,125,316
International Flavors & Fragrances, Inc.	30,362	1,207,497
Monsanto Co.	15,300	1,160,964
PPG Industries, Inc.	21,212	1,244,720
Praxair, Inc.	15,303	1,152,622
Sigma-Aldrich Corp.	24,070	1,151,749

Total Chemicals		15,519,926

Construction Materials 3.0%
Vulcan Materials Co.	24,940	1,102,099

Total Construction Materials		1,102,099

Containers & Packaging 15.9%
Ball Corp.	24,011	1,219,519
Bemis Co., Inc.	41,074	1,152,536
Owens-Illinois, Inc.*	38,708	1,053,632
Pactiv Corp.*	51,877	1,169,826
Sealed Air Corp.	56,846	1,127,825

Total Containers & Packaging		5,723,338

Metals & Mining 28.7%
AK Steel Holding Corp.	61,806	1,257,134
Alcoa, Inc.	84,093	1,070,504
Allegheny Technologies, Inc.	30,016	1,226,154
Cliffs Natural Resources, Inc.	27,437	1,096,108
Freeport-McMoRan Copper & Gold, Inc.	16,053	1,070,574
Newmont Mining Corp.	25,372	1,087,444
Nucor Corp.	28,354	1,156,843
Titanium Metals Corp.*	108,091	1,257,098
United States Steel Corp.	24,988	1,110,217

Total Metals & Mining		10,332,076

Paper & Forest Products 9.1%
International Paper Co.	46,570	1,066,919
MeadWestvaco Corp.	44,766	1,077,517
Weyerhaeuser Co.	28,779	1,148,282

Total Paper & Forest Products		3,292,718

Total Common Stocks (Cost $33,380,885)		35,970,157

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	45,347	45,347

Total Short Term Investments (Cost $45,347)		45,347

Total Investments 99.9%(a) (Cost $33,426,232)		36,015,504

Other Assets in Excess of Liabilities — 0.1%		20,160

Net Assets — 100.0%		$36,035,664

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

		Market
	Shares	Value

COMMON STOCKS 98.5%

Communications Equipment 9.2%
Cisco Systems, Inc.*	43,620	$980,141
Harris Corp.	22,574	968,876
JDS Uniphase Corp.*	130,550	1,026,123
Juniper Networks, Inc.*	39,317	976,241
Motorola, Inc.*	117,965	725,485
QUALCOMM, Inc.	22,851	895,531
Tellabs, Inc.*	184,434	1,185,911

Total Communications Equipment		6,758,308

Computers & Peripherals 14.5%
Apple, Inc.*	5,256	1,009,783
Dell, Inc.*	73,764	951,556
EMC Corp.*	58,824	980,596
Hewlett-Packard Co.	19,760	930,103
International Business Machines Corp.	7,952	973,245
Lexmark International, Inc. — Class A*	40,442	1,042,999
NetApp, Inc.*	30,684	893,825
QLogic Corp.*	55,699	957,466
SanDisk Corp.*	41,236	1,048,219
Teradata Corp.*	32,762	916,353
Western Digital Corp.*	23,920	908,721

Total Computers & Peripherals		10,612,866

Electronic Equipment & Instruments 8.0%
Agilent Technologies, Inc.*	34,480	966,474
Amphenol Corp. — Class A	23,486	935,682
Corning, Inc.	55,184	997,727
FLIR Systems, Inc.*	33,496	990,812
Jabil Circuit, Inc.	68,608	993,444
Molex, Inc.	48,999	987,820

Total Electronic Equipment & Instruments		5,871,959

Internet Software & Services 6.6%
Akamai Technologies, Inc.*	40,234	993,780
eBay, Inc.*	45,361	1,044,210
Google, Inc. — Class A*	1,696	897,896
VeriSign, Inc.*	41,813	957,936
Yahoo!, Inc.*	63,500	953,135

Total Internet Software & Services		4,846,957

IT Services 15.9%
Affiliated Computer Services, Inc. — Class A*	17,158	1,055,560
Automatic Data Processing, Inc.	24,038	980,510
Cognizant Technology Solutions Corp. — Class A*	22,950	1,001,997
Computer Sciences Corp.*	18,312	939,406
Fidelity National Information Services, Inc.	43,264	1,019,300
Fiserv, Inc.*	21,456	966,378
Mastercard, Inc. — Class A	4,026	1,006,097
Paychex, Inc.	32,918	954,293
SAIC, Inc.*	53,579	982,103
Total System Services, Inc.	58,220	833,128
Visa, Inc. — Class A	11,399	935,060
Western Union Co.	53,165	985,679

Total IT Services		11,659,511

Office Electronics 1.4%
Xerox Corp.	120,357	1,049,513

Total Office Electronics		1,049,513

Semiconductors & Semiconductor Equipment 22.5%
Advanced Micro Devices, Inc.*	111,958	835,207
Altera Corp.	45,186	963,366
Analog Devices, Inc.	32,882	886,499
Applied Materials, Inc.	75,183	915,729
Broadcom Corp. — Class A*	32,456	867,224
Intel Corp.	51,738	1,003,717
KLA-Tencor Corp.	28,255	796,791
Linear Technology Corp.	34,760	907,236
LSI Corp.*	179,337	894,892
MEMC Electronic Materials, Inc.*	82,006	1,031,636
Microchip Technology, Inc.	35,756	922,862
Micron Technology, Inc.*	116,484	1,015,740
National Semiconductor Corp.	67,532	895,474
Novellus Systems, Inc.*	42,424	886,662
NVIDIA Corp.*	60,324	928,386
Teradyne, Inc.*	98,494	919,934
Texas Instruments, Inc.	40,106	902,385
Xilinx, Inc.	41,254	972,769

Total Semiconductors & Semiconductor Equipment		16,546,509

Software 20.4%
Adobe Systems, Inc.*	27,100	875,330
Autodesk, Inc.*	41,482	986,857
BMC Software, Inc.*	26,419	1,020,830
CA, Inc.	45,076	993,475
Citrix Systems, Inc.*	25,976	1,079,303
Compuware Corp.*	142,650	1,082,713
Electronic Arts, Inc.*	60,457	984,240
Intuit, Inc.*	33,380	988,382
McAfee, Inc.*	26,125	984,913
Microsoft Corp.	33,852	953,949
Novell, Inc.*	253,715	1,134,106
Oracle Corp.	41,744	962,617
Red Hat, Inc.*	34,510	939,362
Salesforce.com, Inc.*	15,376	977,145
Symantec Corp.*	57,692	977,879

Total Software		14,941,101

Total Common Stocks (Cost $71,286,518)		72,286,724

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	55,060	55,060

Total Short Term Investments (Cost $55,060)		55,060

Total Investments 98.6%(a) (Cost $71,341,578)		72,341,784

Other Assets in Excess of Liabilities — 1.4%		1,020,926

Net Assets — 100.0%		$73,362,710

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

RYDEX S&P EQUAL WEIGHT UTILITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.6%

Diversified Telecommunication Services 13.7%
AT&T, Inc.	9,711	$246,271
CenturyTel, Inc.	7,560	257,116
Frontier Communications Corp.	35,102	267,126
Qwest Communications International, Inc.	62,203	261,875
Verizon Communications, Inc.	8,080	237,714
Windstream Corp.	24,311	250,646

Total Diversified Telecommunication Services		1,520,748

Electric Utilities 31.5%
Allegheny Energy, Inc.	11,261	235,918
American Electric Power Co., Inc.	7,640	264,726
Duke Energy Corp.	15,321	253,256
Edison International	7,570	252,232
Entergy Corp.	3,210	244,955
Exelon Corp.	5,360	244,523
FirstEnergy Corp.	5,680	247,762
FPL Group, Inc.	4,880	237,949
Northeast Utilities	10,241	259,302
Pepco Holdings, Inc.	15,601	256,168
Pinnacle West Capital Corp.	7,180	257,188
PPL Corp.	8,140	240,049
Progress Energy, Inc.	6,460	251,746
Southern Co.	7,870	251,840

Total Electric Utilities		3,497,614

Gas Utilities 7.1%
EQT Corp.	6,100	268,522
Nicor, Inc.	6,240	252,845
Questar Corp.	6,330	262,568

Total Gas Utilities		783,935

Independent Power Producers & Energy Traders 6.7%
AES Corp.(The)*	19,151	241,877
Constellation Energy Group, Inc.	7,590	245,005
NRG Energy, Inc.*	10,770	259,665

Total Independent Power Producers & Energy Traders		746,547

Multi-Utilities 34.3%
Ameren Corp.	9,541	243,773
CenterPoint Energy, Inc.	18,241	254,462
CMS Energy Corp.	17,041	258,512
Consolidated Edison, Inc.	5,840	255,442
Dominion Resources, Inc.	6,790	254,353
DTE Energy Co.	6,210	261,068
Integrys Energy Group, Inc.	6,330	264,910
NiSource, Inc.	17,071	243,262
PG&E Corp.	5,850	247,104
Public Service Enterprise Group, Inc.	7,930	242,579
SCANA Corp.	7,080	252,119
Sempra Energy	4,800	243,600
TECO Energy, Inc.	16,401	255,364
Wisconsin Energy Corp.	5,460	267,212
Xcel Energy, Inc.	12,371	257,069

Total Multi-Utilities		3,800,829

Wireless Telecommunication Services 6.3%
American Tower Corp. — Class A*	6,320	268,284
MetroPCS Communications, Inc.*	35,762	201,340
Sprint Nextel Corp.*	71,624	234,927

Total Wireless Telecommunication Services		704,551

Total Common Stocks (Cost $11,182,648)		11,054,224

SHORT TERM INVESTMENTS 0.3%

SSgA Government Money Market Fund	29,999	29,999

Total Short Term Investments (Cost $29,999)		29,999

Total Investments 99.9%(a) (Cost $11,212,647)		11,084,223

Other Assets in Excess of Liabilities — 0.1%		6,588

Net Assets — 100.0%		$11,090,811

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

RYDEX 2X S&P 500 ETF

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

		Market
	Shares	Value

COMMON STOCKS 85.3%

Aerospace & Defense 2.4%
Boeing Co.	6,482	$392,809
General Dynamics Corp.	3,442	230,098
Goodrich Corp.	1,112	68,844
Honeywell International, Inc.	6,812	263,216
ITT Corp.	1,628	78,649
L-3 Communications Holdings, Inc.	1,040	86,674
Lockheed Martin Corp.	2,854	212,680
Northrop Grumman Corp.	2,802	158,593
Precision Castparts Corp.	1,258	132,404
Raytheon Co.	3,422	179,415
Rockwell Collins, Inc.	1,402	74,572
United Technologies Corp.	8,368	564,673

Total Aerospace & Defense		2,442,627

Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	1,494	84,605
Expeditors International of Washington, Inc.	1,896	64,654
FedEx Corp.	2,792	218,753
United Parcel Service, Inc. — Class B	8,852	511,380

Total Air Freight & Logistics		879,392

Airlines 0.1%
Southwest Airlines Co.	6,616	74,959

Total Airlines		74,959

Auto Components 0.2%
Goodyear Tire & Rubber Co.(The)*	2,164	28,868
Johnson Controls, Inc.	5,988	166,646

Total Auto Components		195,514

Automobiles 0.4%
Ford Motor Co.*	29,501	319,791
Harley-Davidson, Inc.	2,092	47,572

Total Automobiles		367,363

Beverages 2.3%
Brown-Forman Corp. — Class B	978	50,191
Coca-Cola Co.(The)	20,672	1,121,456
Coca-Cola Enterprises, Inc.	2,834	57,218
Constellation Brands, Inc. — Class A*	1,782	28,654
Dr Pepper Snapple Group, Inc.	2,268	62,733
Molson Coors Brewing Co. — Class B	1,402	58,884
Pepsi Bottling Group, Inc.	1,288	47,914
PepsiCo, Inc.	13,922	830,030

Total Beverages		2,257,080

Biotechnology 1.5%
Amgen, Inc.*	9,028	527,957
Biogen Idec, Inc.*	2,576	138,434
Celgene Corp.*	4,102	232,912
Cephalon, Inc.*	670	42,773
Genzyme Corp.*	2,370	128,596
Gilead Sciences, Inc.*	8,028	387,512

Total Biotechnology		1,458,184

Building Products 0.0%(a)
Masco Corp.	3,204	43,446

Total Building Products		43,446

Capital Markets 2.3%
Ameriprise Financial, Inc.	2,278	87,111
Bank of New York Mellon Corp.	10,748	312,659
Charles Schwab Corp.(The)	8,502	155,502
E*TRADE Financial Corp.*	13,808	20,988
Federated Investors, Inc. — Class B	784	19,898
Franklin Resources, Inc.	1,330	131,710
Goldman Sachs Group, Inc.(The)	4,586	682,030
Invesco Ltd.	3,824	73,803
Janus Capital Group, Inc.	1,628	19,878
Legg Mason, Inc.	1,452	37,432
Morgan Stanley	12,128	324,788
Northern Trust Corp.	2,154	108,820
State Street Corp.	4,410	189,101
T. Rowe Price Group, Inc.	2,298	114,027

Total Capital Markets		2,277,747

Chemicals 1.7%
Air Products & Chemicals, Inc.	1,886	143,261
Airgas, Inc.	732	30,934
CF Industries Holdings, Inc.	432	40,116
Dow Chemical Co.(The)	10,202	276,372
Du Pont (E.I.) de Nemours & Co.	8,058	262,771
Eastman Chemical Co.	650	36,744
Ecolab, Inc.	2,122	93,156
FMC Corp.	650	33,111
International Flavors & Fragrances, Inc.	700	27,839
Monsanto Co.	4,864	369,080
PPG Industries, Inc.	1,494	87,668
Praxair, Inc.	2,740	206,377
Sigma-Aldrich Corp.	1,082	51,774

Total Chemicals		1,659,203

Commercial Banks 2.6%
BB&T Corp.	6,132	170,899
Comerica, Inc.	1,350	46,589
Fifth Third Bancorp	7,100	88,324
First Horizon National Corp.*	1,978	25,615
Huntington Bancshares, Inc.	6,378	30,551
KeyCorp	7,842	56,306
M&T Bank Corp.	742	54,722
Marshall & Ilsley Corp.	4,678	32,325
PNC Financial Services Group, Inc.	4,112	227,928
Regions Financial Corp.	10,604	67,335
SunTrust Banks, Inc.	4,452	108,317
U.S. Bancorp	17,064	427,965
Wells Fargo & Co.	45,594	1,296,237
Zions Bancorp	1,236	23,447

Total Commercial Banks		2,656,560

Commercial Services & Supplies 0.6%
Avery Dennison Corp.	1,010	32,835
Cintas Corp.	1,174	29,479
Dun & Bradstreet Corp.	464	36,642
Equifax, Inc.	1,124	35,968
Iron Mountain, Inc.*	1,618	36,987
Monster Worldwide, Inc.*	1,124	17,523
Pitney Bowes, Inc.	1,844	38,577
R.R. Donnelley & Sons Co.	1,834	36,350
Republic Services, Inc.	2,886	77,316
Robert Half International, Inc.	1,350	36,342
Stericycle, Inc.*	752	39,803
Waste Management, Inc.	4,370	140,059

Total Commercial Services & Supplies		557,881

Communications Equipment 2.1%
Cisco Systems, Inc.*	51,318	1,153,115
Harris Corp.	1,174	50,388
JDS Uniphase Corp.*	1,988	15,626
Juniper Networks, Inc.*	4,688	116,403
Motorola, Inc.*	20,620	126,813
QUALCOMM, Inc.	14,900	583,931
Tellabs, Inc.*	3,442	22,132

Total Communications Equipment		2,068,408

RYDEX 2X S&P 500 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

Computers & Peripherals 4.8%
Apple, Inc.*	8,038	$1,544,260
Dell, Inc.*	15,364	198,195
EMC Corp.*	18,198	303,361
Hewlett-Packard Co.	21,156	995,813
International Business Machines Corp.	11,716	1,433,921
Lexmark International, Inc. — Class A*	700	18,053
NetApp, Inc.*	3,020	87,973
QLogic Corp.*	1,020	17,534
SanDisk Corp.*	2,040	51,857
Teradata Corp.*	1,526	42,682
Western Digital Corp.*	2,010	76,360

Total Computers & Peripherals		4,770,009

Construction & Engineering 0.1%
Fluor Corp.	1,598	72,453
Jacobs Engineering Group, Inc.*	1,112	42,023
Quanta Services, Inc.*	1,876	34,181

Total Construction & Engineering		148,657

Construction Materials 0.0%(a)
Vulcan Materials Co.	1,124	49,670

Total Construction Materials		49,670

Consumer Finance 0.7%
American Express Co.	10,604	399,347
Capital One Financial Corp.	4,018	148,103
Discover Financial Services	4,844	66,266
SLM Corp.*	4,236	44,605

Total Consumer Finance		658,321

Containers & Packaging 0.2%
Ball Corp.	834	42,359
Bemis Co., Inc.	968	27,162
Owens-Illinois, Inc.*	1,504	40,939
Pactiv Corp.*	1,184	26,699
Sealed Air Corp.	1,422	28,213

Total Containers & Packaging		165,372

Distributors 0.1%
Genuine Parts Co.	1,422	53,581

Total Distributors		53,581

Diversified Consumer Services 0.2%
Apollo Group, Inc. — Class A*	1,144	69,315
DeVry, Inc.	546	33,339
H&R Block, Inc.	2,988	64,301

Total Diversified Consumer Services		166,955

Diversified Financial Services 3.7%
Bank of America Corp.	88,652	1,345,737
Citigroup, Inc.*	173,908	577,375
CME Group, Inc.	598	171,518
IntercontinentalExchange, Inc.*	650	62,062
JPMorgan Chase & Co.	35,160	1,369,130
Leucadia National Corp.*	1,690	37,738
Moody’s Corp.	1,752	48,338
Nasdaq OMX Group (The)*	1,318	23,711
NYSE Euronext	2,318	54,264

Total Diversified Financial Services		3,689,873

Diversified Telecommunication Services 2.3%
AT&T, Inc.	52,646	1,335,102
CenturyTel, Inc.	2,658	90,399
Frontier Communications Corp.	2,782	21,171
Qwest Communications International, Inc.	13,252	55,791
Verizon Communications, Inc.	25,340	745,503
Windstream Corp.	3,896	40,168

Total Diversified Telecommunication Services		2,288,134

Electric Utilities 1.7%
Allegheny Energy, Inc.	1,514	31,718
American Electric Power Co., Inc.	4,266	147,817
Duke Energy Corp.	11,634	192,310
Edison International	2,906	96,828
Entergy Corp.	1,690	128,964
Exelon Corp.	5,884	268,428
FirstEnergy Corp.	2,720	118,646
FPL Group, Inc.	3,690	179,925
Northeast Utilities	1,566	39,651
Pepco Holdings, Inc.	1,978	32,479
Pinnacle West Capital Corp.	906	32,453
PPL Corp.	3,360	99,086
Progress Energy, Inc.	2,494	97,191
Southern Co.	7,142	228,544

Total Electric Utilities		1,694,040

Electrical Equipment 0.4%
Emerson Electric Co.	6,708	278,650
First Solar, Inc.*	432	48,946
Rockwell Automation, Inc.	1,268	61,168
Roper Industries, Inc.	814	40,765

Total Electrical Equipment		429,529

Electronic Equipment & Instruments 0.5%
Agilent Technologies, Inc.*	3,082	86,389
Amphenol Corp. — Class A	1,526	60,796
Corning, Inc.	13,880	250,950
FLIR Systems, Inc.*	1,350	39,933
Jabil Circuit, Inc.	1,700	24,616
Molex, Inc.	1,206	24,313

Total Electronic Equipment & Instruments		486,997

Energy Equipment & Services 1.6%
Baker Hughes, Inc.	2,762	125,063
BJ Services Co.	2,618	54,114
Cameron International Corp.*	2,184	82,249
Diamond Offshore Drilling, Inc.	618	56,566
FMC Technologies, Inc.*	1,092	58,062
Halliburton Co.	8,048	235,082
Nabors Industries, Ltd.*	2,524	56,285
National-Oilwell Varco, Inc.	3,730	152,557
Rowan Cos., Inc.*	1,010	21,695
Schlumberger, Ltd.	10,716	680,037
Smith International, Inc.	2,206	66,886

Total Energy Equipment & Services		1,588,596

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	3,886	223,173
CVS Caremark Corp.	12,582	407,279
Kroger Co.(The)	5,802	124,337
Safeway, Inc.	3,628	81,449
SUPERVALU, Inc.	1,896	27,890
Sysco Corp.	5,276	147,675
Wal-Mart Stores, Inc.	19,032	1,016,880
Walgreen Co.	8,820	317,961
Whole Foods Market, Inc.*	1,258	34,243

Total Food & Staples Retailing		2,380,887

Food Products 1.5%
Archer-Daniels-Midland Co.	5,730	171,728
Campbell Soup Co.	1,690	55,956
ConAgra Foods, Inc.	3,946	89,732
Dean Foods Co.*	1,608	28,349
General Mills, Inc.	2,916	207,940
H.J. Heinz Co.	2,814	122,775
Hershey Co.(The)	1,484	54,062
Hormel Foods Corp.	618	23,917
J.M. Smucker Co.(The)	1,062	63,794

2

RYDEX 2X S&P 500 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

Kellogg Co.	2,268	$123,425
Kraft Foods, Inc. — Class A	13,180	364,559
McCormick & Co., Inc.	1,164	42,253
Sara Lee Corp.	6,224	75,559
Tyson Foods, Inc. — Class A	2,720	37,590

Total Food Products		1,461,639

Gas Utilities 0.1%
EQT Corp.	1,164	51,239
Nicor, Inc.	402	16,289
Questar Corp.	1,556	64,543

Total Gas Utilities		132,071

Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	5,380	309,834
Becton, Dickinson & Co.	2,112	159,181
Boston Scientific Corp.*	13,478	116,315
C.R. Bard, Inc.	866	71,783
CareFusion Corp.*	1,576	40,582
Dentsply International, Inc.	1,360	45,601
Hospira, Inc.*	1,442	73,023
Intuitive Surgical, Inc.*	340	111,540
Medtronic, Inc.	9,872	423,410
St Jude Medical, Inc.*	2,978	112,360
Stryker Corp.	2,514	130,527
Varian Medical Systems, Inc.*	1,112	55,923
Zimmer Holdings, Inc.*	1,896	106,783

Total Health Care Equipment & Supplies		1,756,862

Health Care Providers & Services 1.9%
Aetna, Inc.	3,864	115,804
AmerisourceBergen Corp.	2,566	69,949
Cardinal Health, Inc.	3,236	107,014
CIGNA Corp.	2,442	82,466
Coventry Health Care, Inc.*	1,320	30,202
DaVita, Inc.*	906	54,142
Express Scripts, Inc.*	2,452	205,625
Humana, Inc.*	1,514	73,611
Laboratory Corp. of America Holdings*	948	67,403
McKesson Corp.	2,390	140,580
Medco Health Solutions, Inc.*	4,256	261,659
Patterson Cos., Inc.*	834	23,819
Quest Diagnostics, Inc.	1,380	76,825
Tenet Healthcare Corp.*	3,864	21,406
UnitedHealth Group, Inc.	10,366	342,078
WellPoint, Inc.*	4,090	260,615

Total Health Care Providers & Services		1,933,198

Health Care Technology 0.0%(a)
IMS Health, Inc.	1,628	35,230

Total Health Care Technology		35,230

Hotels, Restaurants & Leisure 1.3%
Carnival Corp.*	3,896	129,854
Darden Restaurants, Inc.	1,246	46,052
International Game Technology	2,648	48,564
Marriott International, Inc. — Class A	2,266	59,437
McDonald’s Corp.	9,624	600,826
Starbucks Corp.*	6,626	144,381
Starwood Hotels & Resorts Worldwide, Inc.	1,670	55,644
Wyndham Worldwide Corp.	1,598	33,542
Wynn Resorts Ltd.	618	38,242
Yum! Brands, Inc.	4,174	142,793

Total Hotels, Restaurants & Leisure		1,299,335

Household Durables 0.4%
Black & Decker Corp.	536	34,658
D.R. Horton, Inc.	2,462	29,027
Fortune Brands, Inc.	1,340	55,704
Harman International Industries, Inc.	618	21,970
Leggett & Platt, Inc.	1,360	24,834
Lennar Corp. — Class A	1,442	22,149
Newell Rubbermaid, Inc.	2,474	33,572
Pulte Homes, Inc.*	2,814	29,603
Snap-on, Inc.	516	21,094
Stanley Works(The)	722	37,002
Whirlpool Corp.	660	49,619

Total Household Durables		359,232

Household Products 2.2%
Clorox Co.	1,246	73,726
Colgate-Palmolive Co.	4,432	354,693
Kimberly-Clark Corp.	3,710	220,337
Procter & Gamble Co.	26,060	1,603,993

Total Household Products		2,252,749

Independent Power Producers & Energy Traders 0.2%
AES Corp.(The)*	5,956	75,224
Constellation Energy Group, Inc.	1,792	57,846
NRG Energy, Inc.*	2,290	55,212

Total Independent Power Producers & Energy Traders		188,282

Industrial Conglomerates 2.1%
3M Co.	6,316	508,375
General Electric Co.	94,988	1,527,407
Textron, Inc.	2,422	47,302

Total Industrial Conglomerates		2,083,084

Insurance 2.1%
AFLAC, Inc.	4,174	202,147
Allstate Corp.	4,782	143,125
American International Group, Inc.*	1,206	29,221
Aon Corp.	2,442	94,994
Assurant, Inc.	1,040	32,687
Chubb Corp.	3,050	152,500
Cincinnati Financial Corp.	1,452	38,318
Genworth Financial, Inc. — Class A*	4,358	60,315
Hartford Financial Services Group, Inc.	3,422	82,094
Lincoln National Corp.	2,700	66,366
Loews Corp.	3,216	115,036
Marsh & McLennan Cos., Inc.	4,710	101,548
MetLife, Inc.	7,306	258,048
Principal Financial Group, Inc.	2,844	65,554
Progressive Corp.	6,018	99,778
Prudential Financial, Inc.	4,142	207,059
Torchmark Corp.	742	33,316
Travelers Cos., Inc.(The)	4,874	246,966
Unum Group	2,958	57,888
XL Capital, Ltd. — Class A	3,050	51,148

Total Insurance		2,138,108

Internet & Catalog Retail 0.5%
Amazon.com, Inc.*	2,978	373,471
Expedia, Inc.*	1,876	40,165
Priceline.com, Inc.*	392	76,577

Total Internet & Catalog Retail		490,213

Internet Software & Services 1.6%
Akamai Technologies, Inc.*	1,526	37,692
eBay, Inc.*	10,036	231,029
Google, Inc. — Class A*	2,154	1,140,371
VeriSign, Inc.*	1,720	39,405
Yahoo!, Inc.*	10,624	159,466

Total Internet Software & Services		1,607,963

IT Services 1.4%
Affiliated Computer Services, Inc. — Class A*	876	53,892

3

RYDEX 2X S&P 500 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

Automatic Data Processing, Inc.	4,504	$183,718
Cognizant Technology Solutions Corp. — Class A*	2,628	114,738
Computer Sciences Corp.*	1,360	69,768
Fidelity National Information Services, Inc.	2,926	68,937
Fiserv, Inc.*	1,370	61,705
Mastercard, Inc. — Class A	856	213,914
Paychex, Inc.	2,864	83,027
SAIC, Inc.*	2,727	49,986
Total System Services, Inc.	1,762	25,214
Visa, Inc. — Class A	3,994	327,628
Western Union Co.	6,172	114,429

Total IT Services		1,366,956

Leisure Equipment & Products 0.1%
Eastman Kodak Co.*	2,390	14,459
Hasbro, Inc.	1,112	33,972
Mattel, Inc.	3,226	63,617

Total Leisure Equipment & Products		112,048

Life Sciences Tools & Services 0.3%
Life Technologies Corp.*	1,588	78,939
Millipore Corp.*	494	34,071
PerkinElmer, Inc.	1,040	20,946
Thermo Fisher Scientific, Inc.*	3,638	167,894
Waters Corp.*	844	48,091

Total Life Sciences Tools & Services		349,941

Machinery 1.3%
Caterpillar, Inc.	5,554	290,141
Cummins, Inc.	1,804	81,469
Danaher Corp.	2,318	165,389
Deere & Co.	3,772	188,411
Dover Corp.	1,660	71,181
Eaton Corp.	1,484	90,880
Flowserve Corp.	494	44,544
Illinois Tool Works, Inc.	3,442	150,037
PACCAR, Inc.	3,246	116,953
Pall Corp.	1,040	35,849
Parker-Hannifin Corp.	1,432	80,063

Total Machinery		1,314,917

Media 2.4%
CBS Corp. — Class B	6,038	78,071
Comcast Corp. — Class A	25,464	403,095
DIRECTV — Class A*	8,532	258,946
Gannett Co., Inc.	2,112	34,109
Interpublic Group of Cos., Inc.*	4,338	28,024
McGraw-Hill Cos., Inc.	2,814	99,756
Meredith Corp.	330	10,223
New York Times Co. — Class A*	1,030	13,308
News Corp. — Class A	20,104	253,512
Omnicom Group, Inc.	2,772	97,852
Scripps Networks Interactive — Class A	794	33,904
Time Warner Cable, Inc.	3,142	136,960
Time Warner, Inc.	10,418	285,974
Viacom, Inc. — Class B*	5,410	157,647
Walt Disney Co.(The)	17,158	507,019
Washington Post Co. — Class B	52	22,600

Total Media		2,421,000

Metals & Mining 0.8%
AK Steel Holding Corp.	978	19,892
Alcoa, Inc.	8,698	110,726
Allegheny Technologies, Inc.	876	35,785
Cliffs Natural Resources, Inc.	1,163	46,462
Freeport-McMoRan Copper & Gold, Inc.	3,834	255,689
Newmont Mining Corp.	4,370	187,298
Nucor Corp.	2,814	114,811
Titanium Metals Corp.*	752	8,746
United States Steel Corp.	1,278	56,782

Total Metals & Mining		836,191

Multi-Utilities 1.2%
Ameren Corp.	2,112	53,962
CenterPoint Energy, Inc.	3,482	48,574
CMS Energy Corp.	2,050	31,098
Consolidated Edison, Inc.	2,504	109,525
Dominion Resources, Inc.	5,328	199,587
DTE Energy Co.	1,474	61,967
Integrys Energy Group, Inc.	680	28,458
NiSource, Inc.	2,462	35,083
PG&E Corp.	3,308	139,730
Public Service Enterprise Group, Inc.	4,514	138,083
SCANA Corp.	990	35,254
Sempra Energy	2,196	111,447
TECO Energy, Inc.	1,906	29,676
Wisconsin Energy Corp.	1,040	50,898
Xcel Energy, Inc.	4,070	84,575

Total Multi-Utilities		1,157,917

Multiline Retail 0.7%
Big Lots, Inc.*	742	21,080
Family Dollar Stores, Inc.	1,236	38,168
J.C. Penney Co., Inc.	2,102	52,193
Kohl’s Corp.*	2,730	137,510
Macy’s, Inc.	3,752	59,769
Nordstrom, Inc.	1,474	50,912
Sears Holdings Corp.*	432	40,297
Target Corp.	6,708	343,919

Total Multiline Retail		743,848

Office Electronics 0.1%
Xerox Corp.	7,760	67,667

Total Office Electronics		67,667

Oil, Gas & Consumable Fuels 8.1%
Anadarko Petroleum Corp.	4,390	279,994
Apache Corp.	2,998	296,113
Cabot Oil & Gas Corp.	928	35,515
Chesapeake Energy Corp.	5,780	143,229
Chevron Corp.	17,900	1,290,948
ConocoPhillips	13,232	635,136
CONSOL Energy, Inc.	1,618	75,415
Denbury Resources, Inc.*	2,226	30,162
Devon Energy Corp.	3,958	264,830
El Paso Corp.	6,256	63,498
EOG Resources, Inc.	2,246	203,083
Exxon Mobil Corp.	42,352	2,728,739
Hess Corp.	2,596	150,023
Marathon Oil Corp.	6,316	188,280
Massey Energy Co.	762	29,352
Murphy Oil Corp.	1,700	86,836
Noble Energy, Inc.	1,546	114,311
Occidental Petroleum Corp.	7,244	567,495
Peabody Energy Corp.	2,390	100,667
Pioneer Natural Resources Co.	1,030	45,299
Range Resources Corp.	1,412	64,952
Southwestern Energy Co.*	3,082	132,156
Spectra Energy Corp.	5,770	122,613
Sunoco, Inc.	1,040	26,094
Tesoro Corp.	1,246	15,575
Valero Energy Corp.	5,038	92,800
Williams Cos., Inc.(The)	5,204	108,451
XTO Energy, Inc.	5,174	230,605

Total Oil, Gas & Consumable Fuels		8,122,171

4

RYDEX 2X S&P 500 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

Paper & Forest Products 0.2%
International Paper Co.	3,864	$88,524
MeadWestvaco Corp.	1,526	36,731
Weyerhaeuser Co.	1,886	75,251

Total Paper & Forest Products		200,506

Personal Products 0.2%
Avon Products, Inc.	3,812	114,894
Estee Lauder Cos., Inc — Class A	1,052	55,251
Mead Johnson Nutrition Co.	1,822	82,409

Total Personal Products		252,554

Pharmaceuticals 5.7%
Abbott Laboratories	13,798	730,466
Allergan, Inc.	2,742	157,665
Bristol-Myers Squibb Co.	15,272	372,026
Eli Lilly & Co.	9,016	317,363
Forest Laboratories, Inc.*	2,690	79,732
Johnson & Johnson, Inc.	24,618	1,547,488
King Pharmaceuticals, Inc.*	2,216	26,614
Merck & Co., Inc.	27,246	1,040,252
Mylan, Inc.*	2,730	49,768
Pfizer, Inc.	71,988	1,343,296
Watson Pharmaceuticals, Inc.*	948	36,375

Total Pharmaceuticals		5,701,045

Real Estate Investment Trusts (REITs) 1.0%
Apartment Investment & Management Co. — Class A	1,040	15,974
AvalonBay Communities, Inc.	722	55,313
Boston Properties, Inc.	1,236	80,179
Equity Residential	2,462	78,907
HCP, Inc.	2,618	74,220
Health Care REIT, Inc.	1,092	46,956
Host Hotels & Resorts, Inc.*	5,672	60,123
Kimco Realty Corp.	3,586	45,255
Plum Creek Timber Co., Inc.	1,452	52,519
ProLogis	4,224	53,223
Public Storage, Inc.	1,206	95,491
Simon Property Group, Inc.	2,562	184,464
Ventas, Inc.	1,402	59,165
Vornado Realty Trust	1,402	90,681

Total Real Estate Investment Trusts (REITs)		992,470

Real Estate Management & Development 0.0%(a)
CB Richard Ellis Group, Inc. — Class A*	2,412	29,668

Total Real Estate Management & Development		29,668

Road & Rail 0.8%
Burlington Northern Santa Fe Corp.	2,340	233,368
CSX Corp.	3,504	150,181
Norfolk Southern Corp.	3,278	154,263
Ryder System, Inc.	504	18,346
Union Pacific Corp.	4,504	272,492

Total Road & Rail		828,650

Semiconductors & Semiconductor Equipment 2.1%
Advanced Micro Devices, Inc.*	5,018	37,434
Altera Corp.	2,638	56,242
Analog Devices, Inc.	2,606	70,258
Applied Materials, Inc.	11,902	144,966
Broadcom Corp. — Class A*	3,844	102,712
Intel Corp.	49,266	955,760
KLA-Tencor Corp.	1,526	43,033
Linear Technology Corp.	1,988	51,887
LSI Corp.*	5,822	29,052
MEMC Electronic Materials, Inc.*	1,998	25,135
Microchip Technology, Inc.	1,638	42,277
Micron Technology, Inc.*	7,584	66,133
National Semiconductor Corp.	2,112	28,005
Novellus Systems, Inc.*	866	18,099
NVIDIA Corp.*	4,946	76,119
Teradyne, Inc.*	1,556	14,533
Texas Instruments, Inc.	11,180	251,550
Xilinx, Inc.	2,474	58,337

Total Semiconductors & Semiconductor Equipment		2,071,532

Software 3.6%
Adobe Systems, Inc.*	4,668	150,777
Autodesk, Inc.*	2,050	48,770
BMC Software, Inc.*	1,638	63,292
CA, Inc.	3,534	77,889
Citrix Systems, Inc.*	1,628	67,643
Compuware Corp.*	2,060	15,635
Electronic Arts, Inc.*	2,906	47,310
Intuit, Inc.*	2,824	83,619
McAfee, Inc.*	1,412	53,232
Microsoft Corp.	68,918	1,942,109
Novell, Inc.*	3,092	13,821
Oracle Corp.	34,882	804,379
Red Hat, Inc.*	1,680	45,730
Salesforce.com, Inc.*	978	62,152
Symantec Corp.*	7,234	122,616

Total Software		3,598,974

Specialty Retail 1.7%
Abercrombie & Fitch Co. — Class A	784	24,727
AutoNation, Inc.*	824	14,832
AutoZone, Inc.*	268	41,548
Bed Bath & Beyond, Inc.*	2,340	90,558
Best Buy Co., Inc.	3,050	111,783
GameStop Corp. — Class A*	1,474	29,141
Gap, Inc.(The)	4,246	81,014
Home Depot, Inc.	15,168	424,856
Limited Brands, Inc.	2,390	45,458
Lowe’s Cos., Inc.	13,128	284,221
O’Reilly Automotive, Inc.*	1,226	46,343
Office Depot, Inc.*	2,452	13,927
RadioShack Corp.	1,114	21,745
Ross Stores, Inc.	1,113	51,120
Sherwin-Williams Co.(The)	846	53,594
Staples, Inc.	6,460	151,552
Tiffany & Co.	1,112	45,158
TJX Cos., Inc.	3,740	142,157

Total Specialty Retail		1,673,734

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.	2,844	99,199
NIKE, Inc. — Class B	3,472	221,340
Polo Ralph Lauren Corp.	516	42,312
V.F. Corp.	794	57,192

Total Textiles, Apparel & Luxury Goods		420,043

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	4,214	55,920
People’s United Financial, Inc.	3,102	50,159

Total Thrifts & Mortgage Finance		106,079

Tobacco 1.3%
Altria Group, Inc.	18,486	367,132
Lorillard, Inc.	1,432	108,402
Philip Morris International, Inc.	16,992	773,306
Reynolds American, Inc.	1,504	80,013

Total Tobacco		1,328,853

Trading Companies & Distributors 0.1%
Fastenal Co.	1,174	48,698

5

RYDEX 2X S&P 500 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2010

		Market
	Shares	Value

W.W. Grainger, Inc.	566	$56,192

Total Trading Companies & Distributors		104,890

Wireless Telecommunication Services 0.2%
American Tower Corp. — Class A*	3,586	152,226
MetroPCS Communications, Inc.*	2,328	13,107
Sprint Nextel Corp.*	26,484	86,867

Total Wireless Telecommunication Services		252,200

Total Common Stocks (Cost $71,753,330)		85,300,805

	Face
	Amount

REPURCHASE AGREEMENT 1.5%

State Street Bank & Trust Co., 0.010%, dated 01/29/10, to be repurchased at $1,540,001 on 02/01/10 collateralized by $1,475,000 FHLMC at 6.875% due 09/15/10 with a value of $1,572,719	$1,540,000	1,540,000

Total Repurchase Agreement (Cost $1,540,000)		1,540,000

Total Investments 86.8%(b) (Cost $73,293,330)		86,840,805

Other Assets in Excess of Liabilities — 13.2%		13,158,814

Net Assets — 100.0%		$99,999,619

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED

March 2010 S&P 500 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $25,388,750)(b)	475	$(756,012)

	Units

EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suisse First Boston February 2010 S&P 500 Index Swap, Terminating 02/25/10 (Notional Market Value $47,332,130)**(c)	44,076	$(469,853)
Goldman Sachs International February 2010 S&P 500 Index Swap, Terminating 02/01/10 (Notional Market Value $41,809,064)**(c)	38,933	(1,647,710)

(Total Notional Market Value $89,141,194)		$(2,117,563)

*	Non-Income Producing Security.

**	Price return based on S&P 500 Index + / - financing at a variable rate.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(c)	Values determined based on Level 2 inputs. (Note G)

FHLMC—Federal Home Loan Mortgage Corporation.

REIT—Real Estate Investment Trust

RYDEX INVERSE 2X S&P 500 ETF

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT 76.2%

State Street Bank & Trust Co., 0.010%, dated 01/29/10, to be repurchased at $71,588,060 on 02/01/10 collateralized by $72,390,000 FHLB at 0.930% due 03/30/10 with a value of $73,023,413	$71,588,000	$71,588,000

Total Repurchase Agreement (Cost $71,588,000)		71,588,000

Total Investments 76.2%(a) (Cost $71,588,000)		71,588,000

Other Assets in Excess of Liabilities — 23.8%		22,306,889

Net Assets — 100.0%		$93,894,889

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS SOLD SHORT

March 2010 S&P 500 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $67,934,950)(a)	1,271	$1,471,729

	Units

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston February 2010 S&P 500 Index Swap, Terminating 02/25/10 (Notional Market Value $78,912,972)*(b)	73,485	$753,571
Goldman Sachs International February 2010 S&P 500 Index Swap, Terminating 02/01/10 (Notional Market Value $40,594,803)*(b)	37,802	1,350,112

(Total Notional Market Value $119,507,775)		$2,103,683

*	Price return based on S&P 500 Index + / - financing at a variable rate.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Values determined based on Level 2 inputs. (Note G)

FHLB—Federal Home Loan Bank

RYDEX 2X S&P MIDCAP 400 ETF

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

		Market
	Shares	Value

COMMON STOCKS 87.4%

Aerospace & Defense 0.5%
Alliant Techsystems, Inc.*	520	$41,065
BE Aerospace, Inc.*	1,610	36,112

Total Aerospace & Defense		77,177

Airlines 0.3%
Airtran Holdings, Inc.*	2,140	10,315
Alaska Air Group, Inc.*	560	17,550
JetBlue Airways Corp.*	3,270	16,154

Total Airlines		44,019

Auto Components 0.7%
BorgWarner, Inc.*	1,850	64,917
Gentex Corp.	2,190	41,982

Total Auto Components		106,899

Automobiles 0.1%
Thor Industries, Inc.	560	17,780

Total Automobiles		17,780

Beverages 0.4%
Hansen Natural Corp.*	1,130	43,448
PepsiAmericas, Inc.	890	25,855

Total Beverages		69,303

Biotechnology 1.2%
OSI Pharmaceuticals, Inc.*	920	31,482
United Therapeutics Corp.*	750	44,678
Vertex Pharmaceuticals, Inc.*	3,060	117,504

Total Biotechnology		193,664

Building Products 0.2%
Lennox International, Inc.	770	29,429

Total Building Products		29,429

Capital Markets 1.8%
Affiliated Managers Group, Inc.*	670	40,582
Apollo Investment Corp.	2,838	29,231
Eaton Vance Corp.	1,870	53,875
Jefferies Group, Inc.*	1,900	48,526
Raymond James Financial, Inc.	1,570	39,737
SEI Investments Co.	2,060	36,482
Waddell & Reed Financial, Inc. — Class A	1,360	42,609

Total Capital Markets		291,042

Chemicals 2.8%
Albemarle Corp.	1,460	52,151
Ashland, Inc.	1,190	48,088
Cabot Corp.	1,040	26,811
Cytec Industries, Inc.	770	28,729
Lubrizol Corp.	1,080	79,585
Minerals Technologies, Inc.	300	14,340
Olin Corp.	1,250	20,625
RPM International, Inc.	2,050	38,335
Scotts Miracle-Gro Co.(The) — Class A	720	28,584
Sensient Technologies Corp.	780	20,241
Terra Industries, Inc.	1,590	50,244
Valspar Corp.	1,600	42,368

Total Chemicals		450,101

Commercial Banks 3.1%
Associated Banc-Corp.	2,650	33,708
Bancorpsouth, Inc.	1,170	26,770
Bank of Hawaii Corp.	760	34,565
Cathay General Bancorp	980	9,388
City National Corp.	690	34,079
Commerce Bancshares Inc/Kansas City MO	1,160	45,913
Cullen/Frost Bankers, Inc.	950	48,754
FirstMerit Corp.	1,360	27,866
Fulton Financial Corp.	2,800	25,872
International Bancshares Corp.	820	17,089
PacWest Bancorp	470	9,753
SVB Financial Group*	650	28,204
Synovus Financial Corp.	7,630	21,059
TCF Financial Corp.	1,780	26,059
Trustmark Corp.	890	20,292
Valley National Bancorp	2,350	32,312
Webster Financial Corp.	1,020	15,779
Westamerica Bancorp	460	25,567
Wilmington Trust Corp.	1,100	14,432

Total Commercial Banks		497,461

Commercial Services & Supplies 2.4%
Brink’s Co.(The)	760	17,769
Clean Harbors, Inc.*	360	20,614
Copart, Inc.*	1,070	36,123
Corporate Executive Board Co.(The)	540	12,496
Corrections Corp. of America*	1,830	34,239
Deluxe Corp.	810	15,074
FTI Consulting, Inc.*	820	33,989
Herman Miller, Inc.	890	15,032
HNI Corp.	720	18,014
Korn/Ferry International*	730	10,804
Manpower, Inc.	1,250	64,738
Mine Safety Appliances Co.	480	11,563
Navigant Consulting, Inc.*	790	10,712
Rollins, Inc.	690	13,579
Towers Watson & Co.—Class A	680	29,668
Waste Connections, Inc.*	1,250	40,213

Total Commercial Services & Supplies		384,627

Communications Equipment 1.7%
3Com Corp.*	6,230	46,413
ADC Telecommunications, Inc.*	1,530	8,124
Adtran, Inc.	890	18,868
Ciena Corp.*	1,450	18,487
CommScope, Inc.*	1,490	40,543
F5 Networks, Inc.*	1,260	62,282
Palm, Inc.*	2,630	27,326
Plantronics, Inc.	780	20,608
Polycom, Inc.*	1,340	30,056

Total Communications Equipment		272,707

Computers & Peripherals 0.4%
Diebold, Inc.	1,050	27,899
NCR Corp.*	2,530	30,284

Total Computers & Peripherals		58,183

Construction & Engineering 1.4%
Aecom Technology Corp.*	1,790	48,276
Granite Construction, Inc.	530	16,366
KBR, Inc.	2,550	47,762
Shaw Group, Inc.(The)*	1,330	42,946
URS Corp.*	1,330	59,690

Total Construction & Engineering		215,040

Construction Materials 0.4%
Martin Marietta Materials, Inc.	710	56,218

Total Construction Materials		56,218

Consumer Finance 0.2%
AmeriCredit Corp.*	1,530	32,084

Total Consumer Finance		32,084

Containers & Packaging 1.2%
AptarGroup, Inc.	1,070	37,964
Greif, Inc. — Class A	540	26,114
Packaging Corp. of America	1,640	36,146

RYDEX 2X S&P MIDCAP 400 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

Silgan Holdings, Inc.	430	$22,296
Sonoco Products Co.	1,590	44,138
Temple-Inland, Inc.	1,700	29,529

Total Containers & Packaging		196,187

Distributors 0.3%
LKQ Corp.*	2,250	42,188

Total Distributors		42,188

Diversified Consumer Services 1.6%
Brink’s Home Security Holdings, Inc.*	730	29,930
Career Education Corp.*	1,110	24,143
Corinthian Colleges, Inc.*	1,390	19,460
ITT Educational Services, Inc.*	490	47,466
Matthews International Corp. — Class A	480	16,248
Regis Corp.	910	14,496
Service Corp. International	4,020	30,833
Sotheby’s	1,060	24,634
Strayer Education, Inc.	220	45,712

Total Diversified Consumer Services		252,922

Diversified Financial Services 0.3%
MSCI, Inc. — Class A*	1,640	48,478

Total Diversified Financial Services		48,478

Diversified Telecommunication Services 0.3%
Cincinnati Bell, Inc.*	3,220	9,370
TW Telecom, Inc.*	2,370	36,522

Total Diversified Telecommunication Services		45,892

Electric Utilities 1.6%
Cleco Corp.	960	24,883
DPL, Inc.	1,900	50,996
Great Plains Energy, Inc.	2,150	38,399
Hawaiian Electric Industries, Inc.	1,460	28,879
IDACORP, Inc.	760	23,826
NV Energy, Inc.	3,730	42,969
Westar Energy, Inc.	1,730	36,901

Total Electric Utilities		246,853

Electrical Equipment 1.1%
AMETEK, Inc.	1,710	62,313
Hubbell, Inc. — Class B	940	40,476
Regal-Beloit Corp.	590	27,966
Thomas & Betts Corp.*	830	28,021
Woodward Governor Co.	900	22,887

Total Electrical Equipment		181,663

Electronic Equipment & Instruments 2.0%
Arrow Electronics, Inc.*	1,900	49,913
Avnet, Inc.*	2,400	63,456
Ingram Micro, Inc. — Class A*	2,600	43,940
Itron, Inc.*	640	39,386
National Instruments Corp.	900	26,451
Tech Data Corp.*	810	33,007
Trimble Navigation, Ltd.*	1,910	43,720
Vishay Intertechnology, Inc.*	2,960	22,318

Total Electronic Equipment & Instruments		322,191

Energy Equipment & Services 2.5%
Atwood Oceanics, Inc.*	900	30,168
Exterran Holdings, Inc.*	990	20,077
Helix Energy Solutions Group, Inc.*	1,460	15,491
Helmerich & Payne, Inc.	1,680	70,274
Oceaneering International, Inc.*	870	47,589
Patterson-UTI Energy, Inc.	2,440	37,478
Pride International, Inc.*	2,770	81,992
Superior Energy Services, Inc.*	1,240	28,483
Tidewater, Inc.	820	38,392
Unit Corp.*	640	29,146

Total Energy Equipment & Services		399,090

Food & Staples Retailing 0.3%
BJ’s Wholesale Club, Inc.*	880	29,735
Ruddick Corp.	650	18,428

Total Food & Staples Retailing		48,163

Food Products 1.4%
Corn Products International, Inc.	1,190	33,820
Flowers Foods, Inc.	1,230	29,877
Green Mountain Coffee Roasters, Inc.*	550	46,651
Lancaster Colony Corp.	310	16,910
Ralcorp Holdings, Inc.*	900	55,620
Smithfield Foods, Inc.*	2,240	33,734
Tootsie Roll Industries, Inc.	420	10,933

Total Food Products		227,545

Gas Utilities 2.1%
AGL Resources, Inc.	1,230	43,407
Atmos Energy Corp.	1,470	40,601
Energen Corp.	1,140	50,103
National Fuel Gas Co.	1,280	60,058
Oneok, Inc.	1,680	70,879
UGI Corp.	1,730	42,402
WGL Holdings, Inc.	800	25,384

Total Gas Utilities		332,834

Health Care Equipment & Supplies 3.5%
Beckman Coulter, Inc.	1,100	71,907
Edwards Lifesciences Corp.*	900	80,658
Gen-Probe, Inc.*	780	33,485
Hill-Rom Holdings, Inc.	1,000	23,370
Hologic, Inc.*	4,100	61,787
Idexx Laboratories, Inc.*	930	48,816
Immucor, Inc.*	1,110	20,591
Kinetic Concepts, Inc.*	980	40,464
Masimo Corp.*	820	22,763
ResMed, Inc.*	1,190	60,857
STERIS Corp.	930	24,254
Teleflex, Inc.	630	36,011
Thoratec Corp.*	900	25,515

Total Health Care Equipment & Supplies		550,478

Health Care Providers & Services 2.9%
Community Health Systems, Inc.*	1,480	48,277
Health Management Associates, Inc. — Class A*	3,950	26,228
Health Net, Inc.*	1,650	40,029
Henry Schein, Inc.*	1,440	77,832
Kindred Healthcare, Inc.*	620	10,484
LifePoint Hospitals, Inc.*	870	26,083
Lincare Holdings, Inc.*	1,080	39,766
Omnicare, Inc.	1,900	47,500
Owens & Minor, Inc.	670	26,860
Psychiatric Solutions, Inc.*	890	19,624
Universal Health Services, Inc. — Class B	1,560	45,490
VCA Antech, Inc.*	1,360	34,530
WellCare Health Plans, Inc.*	670	20,891

Total Health Care Providers & Services		463,594

Health Care Technology 0.5%
Cerner Corp.*	1,080	81,702

Total Health Care Technology		81,702

Hotels, Restaurants & Leisure 1.7%
Bob Evans Farms, Inc.	490	13,676
Boyd Gaming Corp.*	880	6,864
Brinker International, Inc.	1,630	26,602
Burger King Holdings, Inc.	1,460	25,462

2

RYDEX 2X S&P MIDCAP 400 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

Cheesecake Factory, Inc.(The)*	960	$20,294
Chipotle Mexican Grill, Inc. — Class A*	500	48,230
International Speedway Corp. — Class A	490	12,598
Life Time Fitness, Inc.*	660	15,807
Panera Bread Co. — Class A*	500	35,710
Scientific Games Corp. — Class A*	1,030	14,502
Wendy’s/Arby’s Group, Inc. — Class A	5,740	26,462
WMS Industries, Inc.*	840	31,147

Total Hotels, Restaurants & Leisure		277,354

Household Durables 1.6%
American Greetings Corp. — Class A	630	11,642
KB HOME	1,180	18,030
MDC Holdings, Inc.	600	20,160
Mohawk Industries, Inc.*	890	36,855
NVR, Inc.*	90	61,572
Ryland Group, Inc.	700	15,582
Toll Brothers, Inc.*	2,180	40,265
Tupperware Brands Corp.	1,010	42,885

Total Household Durables		246,991

Household Products 0.8%
Church & Dwight Co., Inc.	1,120	67,525
Energizer Holdings, Inc.*	1,110	61,605

Total Household Products		129,130

Independent Power Producers & Energy Traders 0.1%
Dynegy, Inc. — Class A*	8,010	12,976

Total Independent Power Producers & Energy Traders		12,976

Industrial Conglomerates 0.2%
Carlisle Cos., Inc.	970	32,514

Total Industrial Conglomerates		32,514

Insurance 3.9%
American Financial Group, Inc.	1,260	31,261
Arthur J. Gallagher & Co.	1,620	36,531
Brown & Brown, Inc.	1,870	32,912
Everest Re Group, Ltd.	960	82,311
Fidelity National Financial, Inc. — Class A	3,660	47,214
First American Corp.	1,600	47,312
Hanover Insurance Group, Inc.(The)	790	33,512
HCC Insurance Holdings, Inc.	1,790	48,509
Horace Mann Educators Corp.	620	7,434
Mercury General Corp.	570	21,785
Old Republic International Corp.	3,820	40,454
Protective Life Corp.	1,360	22,916
Reinsurance Group of America, Inc.	1,160	56,515
StanCorp Financial Group, Inc.	780	33,524
Unitrin, Inc.	790	17,143
W.R. Berkley Corp.	2,140	52,066

Total Insurance		611,399

Internet & Catalog Retail 0.3%
NetFlix, Inc.*	690	42,953

Total Internet & Catalog Retail		42,953

Internet Software & Services 0.8%
AOL, Inc.*	1,710	40,989
Digital River, Inc.*	610	15,329
Equinix, Inc.*	620	59,663
ValueClick, Inc.*	1,360	12,580

Total Internet Software & Services		128,561

IT Services 2.6%
Acxiom Corp.*	1,260	19,379
Alliance Data Systems Corp.*	830	49,352
Broadridge Financial Solutions, Inc.	2,170	47,132
Convergys Corp.*	1,950	20,865
DST Systems, Inc.*	620	28,105
Gartner, Inc.*	960	20,544
Global Payments, Inc.	1,290	57,405
Hewitt Associates, Inc. — Class A*	1,320	52,113
Lender Processing Services, Inc.	1,520	58,915
Mantech International Corp. — Class A*	350	16,768
NeuStar, Inc. — Class A*	1,180	26,503
SRA International, Inc. — Class A*	680	11,710

Total IT Services		408,791

Life Sciences Tools & Services 1.8%
Affymetrix, Inc.*	1,130	5,966
Bio-Rad Laboratories, Inc. — Class A*	310	28,886
Charles River Laboratories International, Inc.*	1,050	38,157
Covance, Inc.*	1,020	59,272
Mettler Toledo International, Inc.*	540	52,634
Pharmaceutical Product Development, Inc.	1,880	43,917
Techne Corp.	590	38,716
Varian, Inc.*	460	23,717

Total Life Sciences Tools & Services		291,265

Machinery 4.6%
AGCO Corp.*	1,470	45,438
Bucyrus International, Inc. — Class A	1,190	62,332
Crane Co.	740	22,585
Donaldson Co., Inc.	1,230	47,035
Federal Signal Corp.	770	4,997
Graco, Inc.	950	25,356
Harsco Corp.	1,280	38,093
IDEX Corp.	1,280	36,122
Joy Global, Inc.	1,630	74,556
Kennametal, Inc.	1,290	31,579
Lincoln Electric Holdings, Inc.	680	33,204
Nordson Corp.	530	29,966
Oshkosh Corp.	1,420	51,220
Pentair, Inc.	1,560	47,642
SPX Corp.	780	42,463
Terex Corp.*	1,720	33,626
Timken Co.	1,260	28,237
Trinity Industries, Inc.	1,260	19,706
Valmont Industries, Inc.	320	22,227
Wabtec Corp.	760	29,131

Total Machinery		725,515

Marine 0.3%
Alexander & Baldwin, Inc.	650	20,768
Kirby Corp.*	850	27,574

Total Marine		48,342

Media 0.7%
DreamWorks Animation SKG, Inc. — Class A*	1,200	46,728
Harte-Hanks, Inc.	610	6,442
John Wiley & Sons, Inc. — Class A	680	28,390
Lamar Advertising Co. — Class A*	850	24,310
Scholastic Corp.	410	12,259

Total Media		118,129

Metals & Mining 1.0%
Carpenter Technology Corp.	700	18,760
Commercial Metals Co.	1,790	24,595
Reliance Steel & Aluminum Co.	1,020	41,555
Steel Dynamics, Inc.	3,430	52,067
Worthington Industries, Inc.	970	14,036

Total Metals & Mining		151,013

Multi-Utilities 1.9%
Alliant Energy Corp.	1,760	54,912

3

RYDEX 2X S&P MIDCAP 400 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

Black Hills Corp.	620	$16,108
MDU Resources Group, Inc.	2,980	65,620
NSTAR	1,700	58,378
OGE Energy Corp.	1,540	55,779
PNM Resources, Inc.	1,380	16,049
Vectren Corp.	1,290	30,031

Total Multi-Utilities		296,877

Multiline Retail 0.6%
99 Cents Only Stores*	720	9,389
Dollar Tree, Inc.*	1,400	69,328
Saks, Inc.*	2,530	16,293

Total Multiline Retail		95,010

Office Electronics 0.2%
Zebra Technologies Corp. — Class A*	930	24,273

Total Office Electronics		24,273

Oil, Gas & Consumable Fuels 3.6%
Arch Coal, Inc.	2,580	54,360
Bill Barrett Corp.*	610	18,910
Cimarex Energy Co.	1,330	65,449
Comstock Resources, Inc.*	740	28,853
Encore Acquisition Co.*	880	41,906
Forest Oil Corp.*	1,780	42,934
Frontier Oil Corp.	1,660	20,684
Mariner Energy, Inc.*	1,620	23,409
Newfield Exploration Co.*	2,110	103,263
Overseas Shipholding Group, Inc.	370	16,506
Patriot Coal Corp.*	1,190	18,433
Plains Exploration & Production Co.*	2,210	73,703
Quicksilver Resources, Inc.*	1,880	24,985
Southern Union Co.	1,970	43,419

Total Oil, Gas & Consumable Fuels		576,814

Paper & Forest Products 0.1%
Louisiana-Pacific Corp.*	1,980	14,078

Total Paper & Forest Products		14,078

Personal Products 0.5%
Alberto-Culver Co.	1,360	38,610
NBTY, Inc.*	980	43,640

Total Personal Products		82,250

Pharmaceuticals 1.0%
Endo Pharmaceuticals Holdings, Inc.*	1,860	37,405
Medicis Pharmaceutical Corp. — Class A	940	21,723
Perrigo Co.	1,280	56,678
Valeant Pharmaceuticals International*	1,070	35,813

Total Pharmaceuticals		151,619

Real Estate Investment Trusts (REITs) 6.2%
Alexandria Real Estate Equities, Inc.	700	41,811
AMB Property Corp.	2,320	55,680
BRE Properties, Inc.	860	27,580
Camden Property Trust	1,020	39,545
Corporate Office Properties Trust	930	33,192
Cousins Properties, Inc.	1,590	12,179
Duke Realty Corp.	3,560	40,299
Equity One, Inc.	520	8,710
Essex Property Trust, Inc.	460	36,657
Federal Realty Investment Trust	970	62,449
Highwoods Properties, Inc.	1,130	34,137
Hospitality Properties Trust	1,960	43,355
Liberty Property Trust	1,790	54,416
Macerich Co.(The)	1,530	47,211
Mack-Cali Realty Corp.	1,250	40,775
Nationwide Health Properties, Inc.	1,780	58,669
Omega Healthcare Investors, Inc.	1,350	25,259
Potlatch Corp.	630	19,341
Rayonier, Inc.	1,260	52,845
Realty Income Corp.	1,660	46,364
Regency Centers Corp.	1,280	42,867
Senior Housing Properties Trust	2,020	42,117
SL Green Realty Corp.	1,230	55,953
UDR, Inc.	2,430	37,811
Weingarten Realty Investors	1,660	30,992

Total Real Estate Investment Trusts (REITs)		990,214

Real Estate Management & Development 0.2%
Jones Lang LaSalle, Inc.	660	37,627

Total Real Estate Management & Development		37,627

Road & Rail 1.0%
Con-way, Inc.	780	22,324
J.B. Hunt Transport Services, Inc.	1,390	42,617
Kansas City Southern*	1,530	45,441
Landstar System, Inc.	810	29,395
Werner Enterprises, Inc.	700	13,846

Total Road & Rail		153,623

Semiconductors & Semiconductor Equipment 2.1%
Atmel Corp.*	7,210	33,454
Cree, Inc.*	1,650	92,252
Fairchild Semiconductor International, Inc.*	1,970	17,691
Integrated Device Technology, Inc.*	2,640	14,969
International Rectifier Corp.*	1,130	20,385
Intersil Corp. — Class A	1,950	26,267
Lam Research Corp.*	2,020	66,680
RF Micro Devices, Inc.*	4,260	16,401
Semtech Corp.*	980	14,680
Silicon Laboratories, Inc.*	730	30,835

Total Semiconductors & Semiconductor Equipment		333,614

Software 3.2%
ACI Worldwide, Inc.*	540	8,645
Advent Software, Inc.*	250	9,437
Ansys, Inc.*	1,410	59,023
Cadence Design Systems, Inc.*	4,270	24,809
Factset Research Systems, Inc.	670	42,210
Fair Isaac Corp.	770	16,886
Informatica Corp.*	1,420	33,640
Jack Henry & Associates, Inc.	1,350	29,646
Mentor Graphics Corp.*	1,560	12,511
MICROS Systems, Inc.*	1,270	36,297
Parametric Technology Corp.*	1,870	30,967
Quest Software, Inc.*	990	17,048
Rovi Corp.*	1,640	47,347
Solera Holdings, Inc.	1,110	36,752
Sybase, Inc.*	1,300	52,871
Synopsys, Inc.*	2,320	49,346

Total Software		507,435

Specialty Retail 3.9%
Aaron’s, Inc.	860	23,960
Advance Auto Parts, Inc.	1,500	59,175
Aeropostale, Inc.*	1,050	34,535
American Eagle Outfitters, Inc.	3,300	52,437
AnnTaylor Stores Corp.*	930	11,681
Barnes & Noble, Inc.	630	11,012
CarMax, Inc.*	3,520	72,618
Chico’s FAS, Inc.*	2,830	36,139
Coldwater Creek, Inc.*	920	4,103
Collective Brands, Inc.*	1,020	20,074
Dick’s Sporting Goods, Inc.*	1,420	31,765
Foot Locker, Inc.	2,480	27,999
Guess?, Inc.	920	36,533
J. Crew Group, Inc.*	890	34,897
PetSmart, Inc.	1,960	50,470

4

RYDEX 2X S&P MIDCAP 400 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2010

		Market
	Shares	Value

Rent-A-Center, Inc.*	1,050	$21,000
Urban Outfitters, Inc.*	2,060	65,034
Williams-Sonoma, Inc.	1,680	31,886

Total Specialty Retail		625,318

Textiles, Apparel & Luxury Goods 0.9%
Fossil, Inc.*	760	24,814
Hanesbrands, Inc.*	1,510	34,685
Phillips-Van Heusen Corp.	820	32,218
Timberland Co. — Class A*	700	12,040
Under Armour, Inc. — Class A*	600	15,240
Warnaco Group, Inc.*	720	27,878

Total Textiles, Apparel & Luxury Goods		146,875

Thrifts & Mortgage Finance 1.3%
Astoria Financial Corp.	1,290	17,028
First Niagara Financial Group, Inc.	2,990	41,053
New York Community Bancorp, Inc.	6,610	99,348
NewAlliance Bancshares, Inc.	1,680	19,555
Washington Federal, Inc.	1,780	33,197

Total Thrifts & Mortgage Finance		210,181

Tobacco 0.1%
Universal Corp.	390	17,702

Total Tobacco		17,702

Trading Companies & Distributors 0.4%
GATX Corp.	730	19,140
MSC Industrial Direct Co. — Class A	700	30,233
United Rentals, Inc.*	960	7,690

Total Trading Companies & Distributors		57,063

Water Utilities 0.2%
Aqua America, Inc.	2,160	35,834

Total Water Utilities		35,834

Wireless Telecommunication Services 0.4%
Syniverse Holdings, Inc.*	1,100	18,491
Telephone & Data Systems, Inc.	1,490	47,010

Total Wireless Telecommunication Services		65,501

Total Common Stocks (Cost $10,388,257)		13,882,355

	Face
	Amount

REPURCHASE AGREEMENT 1.0%

State Street Bank & Trust Co., 0.010%, dated 01/29/10, to be repurchased at $154,000 on 02/01/10 collateralized by $150,000 FHLMC at 6.875% due 09/15/10 with a value of $159,938	$154,000	154,000

Total Repurchase Agreement (Cost $154,000)		154,000

Total Investments 88.4%(a) (Cost $10,542,257)		14,036,355

Other Assets in Excess of Liabilities — 11.6%		1,845,997

Net Assets — 100.0%		$15,882,352

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED

March 2010 S&P MidCap 400 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $7,631,090)(a)	109	$(16,044)

	Units

EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suisse First Boston February 2010 S&P MidCap 400 Index Swap, Terminating 02/25/10 (Notional Market Value $5,684,352)**(b)	8,088	$(77,970)
Goldman Sachs International February 2010 S&P MidCap 400 Index Swap, Terminating 02/01/10 (Notional Market Value $4,704,754)**(b)	6,694	(171,386)

(Total Notional Market Value $10,389,106)		$(249,356)

*	Non-Income Producing Security.

**	Price return based on S&P MidCap 400 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Values determined based on Level 2 inputs. (Note G)

FHLMC—Federal Home Loan Mortgage Corporation.

REIT—Real Estate Investment Trust

RYDEX INVERSE 2X S&P MIDCAP 400 ETF

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT 73.3%

State Street Bank & Trust Co., 0.010%, dated 01/29/10, to be repurchased at $3,535,003 on 02/01/10 collateralized by $3,385,000 FHLMC at 6.875% due 09/15/10 with a value of $3,609,256	$3,535,000	$3,535,000

Total Repurchase Agreement (Cost $3,535,000)		3,535,000

Total Investments 73.3%(a) (Cost $3,535,000)		3,535,000

Other Assets in Excess of Liabilities — 26.7%		1,287,230

Net Assets — 100.0%		$4,822,230

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS SOLD SHORT

March 2010 S&P MidCap 400 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $2,170,310)(a)	31	$22,032

	Units

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston February 2010 S&P MidCap 400 Index Swap, Terminating 02/25/10 (Notional Market Value $5,868,535)*(b)	8,350	$80,496
Goldman Sachs February 2010 S&P MidCap 400 Index Swap, Terminating 02/01/10 (Notional Market Value $1,584,169)*(b)	2,254	45,818

(Total Notional Market Value $7,452,704)		$126,314

*	Price return based on S&P MidCap 400 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Values determined based on Level 2 inputs. (Note G)

FHLMC—Federal Home Loan Mortgage Corporation.

RYDEX 2X RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

		Market
	Shares	Value

COMMON STOCKS 84.3%

Aerospace & Defense 1.4%
AAR Corp.*	780	$18,073
Aerovironment, Inc.*	272	9,267
American Science & Engineering, Inc.	184	14,286
Applied Signal Technology, Inc.	264	4,697
Argon ST, Inc.*	272	6,898
Ascent Solar Technologies, Inc.*	386	1,698
Astronics Corp.*	184	1,490
Ceradyne, Inc.*	528	10,317
Cubic Corp.	316	12,340
Curtiss-Wright Corp.	912	27,871
DigitalGlobe, Inc.*	298	7,012
Ducommun, Inc.	210	3,776
DynCorp International, Inc.-Class A*	500	6,005
Esterline Technologies Corp.*	606	22,882
GenCorp, Inc.*	1,018	5,701
Global Defense Technology & Systems, Inc.*	97	1,322
HEICO Corp.	464	19,734
Herley Industries, Inc.*	272	3,329
Hexcel Corp.*	1,958	21,538
Ladish Co., Inc.*	326	5,037
LMI Aerospace, Inc.*	176	2,233
Moog, Inc.—Class A*	922	27,826
Orbital Sciences Corp.*	1,140	18,023
Stanley, Inc.*	238	6,231
Taser International, Inc.*	1,256	7,084
Teledyne Technologies, Inc.*	728	27,125
Todd Shipyards Corp.	114	1,705
Triumph Group, Inc.	332	16,909

Total Aerospace & Defense		310,409

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	1,124	2,596
Atlas Air Worldwide Holdings, Inc.*	422	15,475
Dynamex, Inc.*	192	3,057
Forward Air Corp.	588	13,894
HUB Group, Inc. — Class A*	756	18,227
Pacer International, Inc.*	712	2,136

Total Air Freight & Logistics		55,385

Airlines 0.8%
Airtran Holdings, Inc.*	2,730	13,159
Alaska Air Group, Inc.*	738	23,129
Allegiant Travel Co.*	306	15,667
Hawaiian Holdings, Inc.*	1,044	6,201
JetBlue Airways Corp.*	5,136	25,372
Republic Airways Holdings, Inc.*	702	3,433
SkyWest, Inc.	1,124	16,444
UAL Corp.*	3,388	41,435
US Airways Group, Inc.*	3,266	17,342

Total Airlines		162,182

Auto Components 0.7%
American Axle & Manufacturing Holdings, Inc.*	878	8,209
Amerigon, Inc.*	430	3,505
ArvinMeritor, Inc.*	1,502	14,554
China Automotive Systems, Inc.*	88	1,426
Cooper Tire & Rubber Co.	1,194	20,334
Dana Holding Corp.*	2,828	29,157
Dorman Products, Inc.*	228	3,523
Drew Industries, Inc.*	368	6,845
Exide Technologies*	1,018	7,869
Fuel Systems Solutions, Inc.*	282	10,051
Hawk Corp. — Class A*	114	1,980
Modine Manufacturing Co.*	948	9,016
Raser Technologies, Inc.*	1,326	1,339
Spartan Motors, Inc.	658	3,948
Standard Motor Products, Inc.*	368	2,885
Stoneridge, Inc.*	308	2,150
Superior Industries International, Inc.	464	6,825
Tenneco, Inc.*	1,202	21,251
Wonder Auto Technolgy, Inc.*	360	3,611

Total Auto Components		158,478

Automobiles 0.0%(a)
Winnebago Industries, Inc.*	588	7,027

Total Automobiles		7,027

Beverages 0.1%
Boston Beer Co., Inc. — Class A*	176	8,070
Coca-Cola Bottling Co. Consolidated	88	4,441
Heckmann Corp.*	1,800	8,766
National Beverage Corp.	220	2,537

Total Beverages		23,814

Biotechnology 3.3%
Acorda Therapeutics, Inc.*	772	21,601
Affymax, Inc.*	350	7,350
Alkermes, Inc.*	1,914	20,939
Allos Therapeutics, Inc.*	1,466	10,643
Alnylam Pharmaceuticals, Inc.*	728	12,303
Amicus Therapeutics, Inc.*	308	1,161
Arena Pharmaceuticals, Inc.*	1,878	5,859
Ariad Pharmaceuticals, Inc.*	2,204	4,871
ArQule, Inc.*	844	2,726
Array BioPharma, Inc.*	974	2,328
AVI BioPharma, Inc.*	1,950	2,847
BioCryst Pharmaceuticals, Inc.*	500	3,420
Cardium Therapeutics, Inc.*	922	710
Celera Corp.*	1,660	11,172
Cell Therapeutics, Inc.*	11,640	12,920
Celldex Therapeutics Inc*	510	2,275
Cepheid, Inc.*	1,176	17,275
Chelsea Therapeutics International, Ltd.*	536	1,383
Clinical Data, Inc.*	272	4,181
Cubist Pharmaceuticals, Inc.*	1,168	23,932
Curis, Inc.*	1,290	2,657
Cytokinetics, Inc.*	886	2,676
Cytori Therapeutics, Inc.*	588	3,963
Dyax Corp.*	1,458	4,913
Emergent Biosolutions, Inc.*	334	4,783
Enzon Pharmaceuticals, Inc.*	922	9,192
Facet Biotech Corp.*	500	7,875
Genomic Health, Inc.*	280	4,628
Geron Corp.*	1,808	9,781
GTx, Inc.*	386	1,579
Halozyme Therapeutics, Inc.*	1,370	7,425
Hemispherx Biopharma, Inc.*	2,502	1,651
Human Genome Sciences, Inc.*	3,704	98,045
Idenix Pharmaceuticals, Inc.*	632	1,770
Idera Pharmaceuticals, Inc.*	440	2,108
Immunogen, Inc.*	1,160	8,108
Immunomedics, Inc.*	1,326	4,442
Incyte Corp.*	1,764	18,840
Infinity Pharmaceuticals, Inc.*	360	2,200
Insmed, Inc.*	2,538	2,115
InterMune, Inc.*	772	12,051
Isis Pharmaceuticals, Inc.*	1,888	21,070
Lexicon Pharmaceuticals, Inc.*	2,106	3,749
Ligand Pharmaceuticals, Inc.—Class B*	2,300	4,071

RYDEX 2X RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

MannKind Corp.*	1,166	$11,800
Martek Biosciences Corp.*	676	14,561
Maxygen, Inc.*	508	2,840
Medivation, Inc.*	580	19,308
Metabolix, Inc.*	456	4,546
Micromet, Inc.*	1,158	8,998
Molecular Insight Pharmaceuticals, Inc.*	342	479
Momenta Pharmaceuticals, Inc.*	800	11,672
Myriad Pharmaceuticals, Inc.*	482	2,251
Nabi Biopharmaceuticals*	1,044	5,074
Nanosphere, Inc.*	264	1,449
Neurocrine Biosciences, Inc.*	790	1,856
NeurogesX, Inc.*	210	1,483
Novavax, Inc.*	1,448	3,142
NPS Pharmaceuticals, Inc.*	966	3,304
Omeros Corp.*	138	880
OncoGenex Pharmaceutical, Inc.*	88	1,247
Onyx Pharmaceuticals, Inc.*	1,256	36,123
Opko Health, Inc.*	886	1,506
Orexigen Therapeutics, Inc.*	536	3,409
Osiris Therapeutics, Inc.*	342	2,733
OXiGENE, Inc.*	746	828
PDL BioPharma, Inc.	2,424	15,514
Pharmasset, Inc.*	422	8,820
Poniard Pharmaceuticals, Inc.*	518	829
Progenics Pharmaceuticals, Inc.*	544	2,448
Protalix BioTherapeutics, Inc.*	702	4,809
Regeneron Pharmaceuticals, Inc.*	1,282	34,178
Repligen Corp.*	624	2,153
Rigel Pharmaceuticals, Inc.*	1,010	8,292
Sangamo Biosciences, Inc.*	896	4,928
Savient Pharmaceuticals, Inc.*	1,352	17,346
SciClone Pharmaceuticals, Inc.*	720	1,901
Seattle Genetics, Inc.*	1,686	17,400
SIGA Technologies, Inc.*	614	3,831
Spectrum Pharmaceuticals, Inc.*	878	3,863
StemCells, Inc.*	2,396	2,947
Synta Pharmaceuticals Corp.*	334	1,396
Theravance, Inc.*	1,080	11,848
Vanda Pharmaceuticals, Inc.*	544	5,445
Vical, Inc.*	860	2,425
Zymogenetics, Inc.*	764	4,332

Total Biotechnology		703,782

Building Products 0.5%
AAON, Inc.	254	5,230
American Woodmark Corp.	210	4,234
Ameron International Corp.	184	12,702
Apogee Enterprises, Inc.	562	7,733
Builders FirstSource, Inc.*	860	2,881
Gibraltar Industries, Inc.*	544	7,583
Griffon Corp.*	878	10,369
Insteel Industries, Inc.	350	3,458
NCI Building Systems, Inc.*	1,826	3,597
Quanex Building Products Corp.	764	12,285
Simpson Manufacturing Co., Inc.	772	19,037
Trex Co., Inc.*	316	4,873
Universal Forest Products, Inc.	386	13,101

Total Building Products		107,083

Capital Markets 2.1%
Allied Capital Corp.*	3,626	15,084
American Capital, Ltd.*	5,670	20,922
Apollo Investment Corp.	3,300	33,990
Ares Capital Corp.	2,220	27,306
Artio Global Investors, Inc.*	562	13,780
BGC Partners, Inc.—Class A	940	3,826
BlackRock Kelso Capital Corp.	254	2,283
Broadpoint Gleacher Securities, Inc.*	1,054	4,269
Calamos Asset Management, Inc.—Class A	394	5,102
Capital Southwest Corp.	62	5,050
Cohen & Steers, Inc.	352	7,160
Cowen Group, Inc.—Class A*	316	1,564
Diamond Hill Investment Group, Inc.	44	2,585
Duff & Phelps Corp.—Class A	324	5,262
E*TRADE Financial Corp.*	31,911	48,505
Epoch Holding Corp.	254	2,276
Evercore Partners, Inc. — Class A	290	8,662
FBR Capital Markets Corp.*	368	2,249
GAMCO Investors, Inc.—Class A	140	5,750
GFI Group, Inc.	1,318	6,419
Gladstone Capital Corp.	430	3,173
Gladstone Invt Corp.	448	2,137
Harris & Harris Group, Inc.*	622	2,513
Hercules Technology Growth Capital, Inc.	720	7,247
International Assets Holding Corp.*	264	3,931
JMP Group, Inc.	298	2,315
Kayne Anderson Energy Development Co.	202	2,931
KBW, Inc.*	702	18,645
Knight Capital Group, Inc.—Class A*	1,888	29,528
Kohlberg Capital Corp.	387	1,664
LaBranche & Co., Inc.*	1,124	4,991
Main Street Capital Corp.	140	1,968
MCG Capital Corp.*	1,326	6,086
MF Global Holdings Ltd.*	1,958	12,825
MVC Capital, Inc.	440	5,148
NGP Capital Resources Co.	438	3,346
Oppenheimer Holdings, Inc.	194	5,298
optionsXpress Holdings, Inc.	860	12,341
PennantPark Investment Corp.	518	4,688
Penson Worldwide, Inc.*	394	3,318
Piper Jaffray Cos., Inc.*	394	19,141
Prospect Capital Corp.	1,333	15,207
Pzena Investment Management, Inc.—Class A*	158	1,104
Riskmetrics Group, Inc.*	448	7,634
Safeguard Scientifics, Inc.*	412	4,462
Sanders Morris Harris Group, Inc.	386	1,826
Stifel Financial Corp.*	606	31,694
SWS Group, Inc.	562	6,744
Thomas Weisel Partners Group, Inc.*	422	1,802
TICC Capital Corp.	536	3,146
TradeStation Group, Inc.*	676	4,779
Triangle Capital Corp.	210	2,543
U.S. Global Investors, Inc. — Class A	264	2,537
Virtus Investment Partners, Inc.*	114	1,866
Westwood Holdings Group, Inc.	114	4,121

Total Capital Markets		464,743

Chemicals 1.8%
A. Schulman, Inc.	474	10,674
American Vanguard Corp.	394	2,990
Arch Chemicals, Inc.	510	14,260
Balchem Corp.	562	10,897
Calgon Carbon Corp.*	1,106	14,809
China Green Agriculture, Inc.*	210	3,009
Ferro Corp.	1,748	13,564
H.B. Fuller Co.	982	19,660
Hawkins, Inc.	176	3,629
ICO, Inc.	562	4,339
Innophos Holdings, Inc.	352	6,885
Innospec, Inc.	484	4,719
Koppers Holdings, Inc.	412	11,503

2

RYDEX 2X RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

Landec Corp.*	536	$3,404
LSB Industries, Inc.*	352	4,629
Minerals Technologies, Inc.	378	18,068
NewMarket Corp.	202	18,224
NL Industries, Inc.	140	949
Olin Corp.	1,580	26,070
OM Group, Inc.*	624	20,355
Omnova Solutions, Inc.*	886	5,015
PolyOne Corp.*	1,870	13,932
Quaker Chemical Corp.	218	3,813
Rockwood Holdings, Inc.*	1,002	21,954
Sensient Technologies Corp.	982	25,483
ShengdaTech, Inc.*	570	3,243
Solutia, Inc.*	2,414	33,193
Spartech Corp.*	624	6,296
Stepan Co.	150	8,772
STR Holdings, Inc.*	246	4,103
Westlake Chemical Corp.	394	8,089
WR Grace & Co.*	1,466	35,008
Zep, Inc.	440	9,733
Zoltek Cos., Inc.*	562	4,693

Total Chemicals		395,964

Commercial Banks 5.3%
1st Source Corp.	308	4,697
Alliance Financial Corp.	78	1,987
American National Bankshares, Inc.	122	2,305
Ameris Bancorp	282	2,634
Ames Natl Corp.	132	2,442
Arrow Financial Corp.	194	5,040
Auburn National Bancorporation, Inc.	44	861
Bancfirst Corp.	132	5,320
Banco Latinoamericano de Comercio Exterior, S.A. — Class E	552	7,816
Bancorp Rhode Island, Inc.	70	1,727
Bancorp, Inc. (The)*	404	2,953
Bank of Kentucky Financial Corp. (The)	62	1,131
Bank of Marin Bancorp	106	3,370
Bank of the Ozarks, Inc.	264	7,822
Banner Corp.	378	1,119
Bar Harbor Bankshares	62	1,675
Boston Private Financial Holdings, Inc.	1,378	9,880
Bridge Bancorp, Inc.	122	2,877
Bryn Mawr Bank Corp.	140	2,241
Camden National Corp.	158	4,585
Cape Bancorp, Inc.*	236	1,499
Capital City Bank Group, Inc.	236	2,827
Cardinal Financial Corp.	570	5,318
Cathay General Bancorp	1,256	12,032
Center Bancorp, Inc.	246	2,037
Centerstate Banks of Florida, Inc.	378	4,181
Central Pacific Financial Corp.*	614	995
Century Bancorp, Inc. — Class A	70	1,475
Chemical Financial Corp.	430	9,112
Chicopee Bancorp, Inc.*	132	1,709
Citizens + Northn Corp.	246	2,438
Citizens Holding Co.	78	1,594
Citizens Republic Bancorp, Inc.*	7,998	6,078
City Holding Co.	324	10,183
CNB Financial Corp.	176	2,633
CoBiz Financial, Inc.	598	3,193
Columbia Banking System, Inc.	570	10,824
Community Bank System, Inc.	668	13,968
Community Trust Bancorp, Inc.	308	7,802
CVB Financial Corp.	1,720	16,478
Eagle Bancorp, Inc.*	308	3,465
East West Bancorp, Inc.	1,862	30,593
Enterprise Bancorp, Inc.	114	1,183
Enterprise Financial Services Corp.	228	2,129
F.N.B. Corp.	2,308	16,364
Farmers Capital Bank Corp.	132	1,169
Financial Institutions, Inc.	220	2,772
First Bancorp Inc/ME	176	2,476
First BanCorp.	1,624	3,703
First Bancorp.	298	4,613
First Busey Corp.	974	3,458
First California Financial Group, Inc.*	114	315
First Commonwealth Financial Corp.	1,720	10,079
First Community Bancshares, Inc.	280	3,265
First Financial Bancorp	1,044	17,122
First Financial Bankshares, Inc.	422	22,387
First Financial Corp.	236	6,514
First Merchants Corp.	430	2,907
First Midwest Bancorp, Inc.	1,116	14,698
First of Long Island Corp. (The)	104	2,520
First South Bancorp, Inc.	168	1,697
FirstMerit Corp.	1,678	34,382
German American Bancorp, Inc.	228	3,388
Glacier Bancorp, Inc.	1,246	17,868
Great Southern Bancorp, Inc.	202	4,539
Guaranty Bancorp*	1,062	1,540
Hampton Roads Bankshares, Inc.	378	752
Hancock Holding Co.	570	23,336
Harleysville National Corp.	878	5,610
Heartland Financial USA, Inc.	262	3,655
Heritage Financial Corp.	184	2,587
Home Bancorp, Inc.*	184	2,269
Home Bancshares, Inc.	350	8,603
IBERIABANK Corp.	412	22,017
Independent Bank Corp.	422	9,833
International Bancshares Corp.	1,052	21,924
Investors Bancorp, Inc.*	958	11,333
Lakeland Bancorp, Inc.	412	2,834
Lakeland Financial Corp.	326	6,047
MainSource Financial Group, Inc.	404	2,226
MB Financial, Inc.	1,018	20,645
Merchants Bancshares, Inc.	96	1,997
Metro Bancorp, Inc.*	192	2,469
Midsouth Bancorp, Inc.	98	1,480
Nara Bancorp, Inc.*	666	6,087
National Bankshares, Inc.	140	3,528
National Penn Bancshares, Inc.	2,564	15,384
NBT Bancorp, Inc.	694	14,477
Northfield Bancorp, Inc.	396	5,243
Northrim BanCorp, Inc.	132	2,116
Norwood Financial Corp.	34	881
Ohio Valley Banc Corp.	78	1,504
Old National Bancorp	1,764	21,238
Old Point Financial Corp.	44	626
Old Second Bancorp, Inc.	220	1,302
Oriental Financial Group	492	5,599
Orrstown Financial Services, Inc.	106	3,334
Pacific Capital Bancorp	948	1,138
Pacific Continental Corp.	368	3,735
PacWest Bancorp	544	11,288
Park National Corp.	218	11,946
Peapack Gladstone Financial Corp.	176	1,866
Penns Woods Bancorp, Inc.	80	2,462
Peoples Bancorp, Inc.	210	2,726
Peoples Financial Corp.	80	1,493
Pinnacle Financial Partners, Inc.*	668	10,100
Porter Bancorp, Inc.	52	729

3

RYDEX 2X RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

Premierwest Bancorp*	438	$425
PrivateBancorp, Inc.	1,070	14,552
Prosperity Bancshares, Inc.	930	37,498
Renasant Corp.	430	6,170
Republic Bancorp, Inc.—Class A	194	3,222
Republic First Bancorp, Inc.*	150	655
S&T Bancorp, Inc.	474	8,304
S.Y. Bancorp, Inc.	228	4,831
Sandy Spring Bancorp, Inc.	334	4,005
Santander BanCorp*	88	1,078
SCBT Financial Corp.	254	7,620
Shore Bancshares, Inc.	166	2,208
Sierra Bancorp	176	1,799
Signature Bank*	826	28,563
Simmons First National Corp.—Class A	342	9,179
Smithtown Bancorp, Inc.	298	1,612
South Financial Group, Inc.	4,362	2,029
Southside Bancshares, Inc.	262	5,214
Southwest Bancorp, Inc.	298	2,232
State Bancorp Inc/NY	298	2,190
StellarOne Corp.	456	4,770
Sterling Bancorp	368	2,742
Sterling Bancshares, Inc.	1,668	8,523
Sterling Financial Corp.*	1,062	799
Suffolk Bancorp	192	5,176
Sun Bancorp, Inc.*	272	1,036
Susquehanna Bancshares, Inc.	1,746	13,706
SVB Financial Group*	834	36,187
Texas Capital Bancshares, Inc.*	720	12,132
Tompkins Financial Corp.	166	6,507
Tower Bancorp, Inc.	96	2,411
TowneBank/Portsmouth VA	430	4,597
Trico Bancshares	280	4,833
Trustmark Corp.	1,290	29,412
UMB Financial Corp.	650	25,681
Umpqua Holdings Corp.	1,756	21,704
Union Bankshares Corp.	368	4,729
United Bankshares, Inc.	772	19,223
United Community Banks, Inc.*	1,658	7,444
United Security Bancshares, Inc.	124	1,843
Univest Corp. of Pennsylvania	334	5,872
Washington Banking Co.	306	3,611
Washington Trust Bancorp, Inc.	280	4,785
Webster Financial Corp.	1,378	21,318
WesBanco, Inc.	466	6,762
West Bancorporation, Inc.	316	1,612
Westamerica Bancorp	588	32,681
Western Alliance Bancorp*	930	4,771
Wilber Corp. (The)	114	783
Wilshire Bancorp, Inc.	386	3,555
Wintrust Financial Corp.	482	16,745
Yadkin Valley Financial Corp.	324	1,319

Total Commercial Banks		1,143,078

Commercial Services & Supplies 3.3%
ABM Industries, Inc.	930	18,061
Acacia Research — Acacia Technologies*	650	5,831
ACCO Brands Corp.*	1,106	8,516
Administaff, Inc.	430	9,821
Advisory Board Co.(The)*	316	10,204
American Ecology Corp.	368	5,833
American Reprographics Co.*	738	5,188
AMREP Corp.*	26	356
APAC Customer Services, Inc.*	518	2,683
ATC Technology Corp.*	404	8,835
Barrett Business Services, Inc.	158	2,024
Bowne & Co., Inc.	772	5,072
CBIZ, Inc.*	886	6,424
CDI Corp.	246	3,171
Cenveo, Inc.*	1,088	7,855
Clean Harbors, Inc.*	440	25,194
Comfort Systems USA, Inc.	780	9,149
COMSYS IT Partners, Inc.*	298	3,767
Consolidated Graphics, Inc.*	202	6,818
Cornell Cos., Inc.*	218	4,578
Corporate Executive Board Co.(The)	694	16,059
CoStar Group, Inc.*	404	16,314
Courier Corp.	202	2,824
CRA International, Inc.*	220	5,709
Deluxe Corp.	1,036	19,280
Diamond Management & Technology Consultants, Inc.	482	3,567
EnergySolutions, Inc.	1,528	12,759
EnerNOC, Inc.*	280	8,719
Ennis, Inc.	526	7,890
Exponent, Inc.*	272	7,320
Franklin Covey Co.*	254	1,331
Fuel Tech, Inc.*	360	2,639
G&K Services, Inc.—Class A	378	9,450
Geo Group, Inc.(The)*	1,036	19,166
GeoEye, Inc.*	378	9,703
GP Strategies Corp.*	316	2,338
Healthcare Services Group, Inc.	878	17,999
Heidrick & Struggles International, Inc.	342	8,697
Heritage — Crystal Clean, Inc.*	52	567
Herman Miller, Inc.	1,088	18,376
Hill International, Inc.*	500	2,950
HNI Corp.	914	22,868
Huron Consulting Group, Inc.*	440	10,490
ICF International, Inc.*	176	4,120
ICT Group, Inc.*	184	2,918
Innerworkings, Inc.*	500	2,865
Interface, Inc.—Class A	984	7,980
Kelly Services, Inc. — Class A*	526	6,901
Kforce, Inc.*	580	7,755
Kimball International, Inc.—Class B	650	5,122
Knoll, Inc.	958	10,787
Korn/Ferry International*	904	13,379
M&F Worldwide Corp.*	220	7,984
McGrath RentCorp	484	10,198
Metalico, Inc.*	676	3,333
Mine Safety Appliances Co.	544	13,105
Mistras Group, Inc.*	202	2,929
Mobile Mini, Inc.*	720	10,116
Multi-Color Corp.	210	2,455
Navigant Consulting, Inc.*	1,010	13,696
North American Galvanizing & Coating, Inc.*	254	1,285
Odyssey Marine Exploration, Inc.*	1,184	1,693
On Assignment, Inc.*	728	5,081
Perma-Fix Environmental Services, Inc.*	1,098	2,020
Resources Connection, Inc.*	912	16,288
Rollins, Inc.	886	17,436
Schawk, Inc.	308	3,967
School Specialty, Inc.*	378	8,350
Spherion Corp.*	1,054	5,945
Standard Parking Corp.*	148	2,402
Standard Register Co.(The)	350	1,862
Steelcase, Inc. — Class A	1,448	10,252
SYKES Enterprises, Inc.*	702	16,834
Team, Inc.*	376	6,708
Tetra Tech, Inc.*	1,220	27,621

4

RYDEX 2X RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

Towers Watson & Co.—Class A	860	$37,522
TrueBlue, Inc.*	886	12,856
United Stationers, Inc.*	484	26,407
Viad Corp.	422	8,326
Volt Information Sciences, Inc.*	246	2,285
VSE Corp.	78	3,952
Waste Services, Inc.*	360	3,269

Total Commercial Services & Supplies		724,399

Communications Equipment 2.6%
3Com Corp.*	7,858	58,542
Acme Packet, Inc.*	790	8,176
ADC Telecommunications, Inc.*	1,958	10,397
Adtran, Inc.	1,124	23,829
Airvana, Inc.*	510	3,861
Anaren, Inc.*	300	3,849
Arris Group, Inc.*	2,510	25,200
Aruba Networks, Inc.*	1,194	12,406
Bel Fuse, Inc.—Class B	210	3,984
BigBand Networks, Inc.*	720	2,261
Black Box Corp.	350	9,621
Blue Coat Systems, Inc.*	798	19,671
Cogo Group, Inc.*	464	2,951
Communications Systems, Inc.	122	1,453
Comtech Telecommunications Corp.*	570	20,155
DG FastChannel, Inc.*	422	11,499
Digi International, Inc.*	500	4,800
Emcore Corp.*	1,528	1,452
EMS Technologies, Inc.*	308	3,948
Emulex Corp.*	1,686	18,951
Extreme Networks*	1,800	4,446
Globecomm Systems, Inc.*	422	3,068
Harmonic, Inc.*	1,940	11,776
Harris Stratex Networks, Inc.—Class A	1,194	8,585
Hughes Communications, Inc.*	184	4,764
Infinera Corp.*	1,704	11,672
InterDigital, Inc.*	886	21,964
Ixia*	632	4,689
KVH Industries, Inc.*	280	3,640
Loral Space & Communications, Ltd.*	220	6,263
NETGEAR, Inc.*	694	14,324
Network Equipment Technologies, Inc.*	588	2,640
Oplink Communications, Inc.*	412	6,118
Opnext, Inc.*	562	1,062
Palm, Inc.*	3,354	34,848
Parkervision, Inc.*	746	1,194
PC-Tel, Inc.*	386	2,243
Plantronics, Inc.	992	26,209
Polycom, Inc.*	1,704	38,221
Powerwave Technologies, Inc.*	2,678	3,669
Riverbed Technology, Inc.*	1,106	24,796
SeaChange International, Inc.*	640	4,141
ShoreTel, Inc.*	896	4,758
Sonus Networks, Inc.*	4,178	8,816
Sycamore Networks, Inc.	386	7,484
Symmetricom, Inc.*	886	4,519
Tekelec*	1,352	20,253
Utstarcom, Inc.*	2,290	4,946
ViaSat, Inc.*	526	14,376

Total Communications Equipment		552,490

Computers & Peripherals 0.7%
3PAR, Inc.*	552	5,338
ActivIdentity Corp.*	930	2,120
Adaptec, Inc.*	2,466	7,497
Avid Technology, Inc.*	570	7,199
Compellent Technologies, Inc.*	342	6,799
Cray, Inc.*	694	3,276
Electronics for Imaging, Inc.*	1,002	11,613
Imation Corp.*	606	5,418
Immersion Corp.*	572	2,534
Intermec, Inc.*	1,256	16,667
Intevac, Inc.*	448	6,375
Isilon Systems, Inc.*	528	3,268
Netezza Corp.*	958	8,708
Novatel Wireless, Inc.*	614	4,593
Quantum Corp.*	4,258	10,900
Rimage Corp.*	194	2,893
Silicon Graphics International Corp.*	606	4,854
STEC, Inc.*	500	7,010
Stratasys, Inc.*	412	9,476
Super Micro Computer, Inc.*	466	5,764
Synaptics, Inc.*	694	17,565

Total Computers & Peripherals		149,867

Construction & Engineering 0.7%
Argan, Inc.*	150	2,130
Dycom Industries, Inc.*	790	6,454
EMCOR Group, Inc.*	1,334	32,096
Furmanite Corp.*	746	2,425
Granite Construction, Inc.	694	21,431
Great Lakes Dredge & Dock Corp.	808	4,775
Insituform Technologies, Inc. — Class A*	790	16,179
Integrated Electrical Services, Inc.*	124	637
Layne Christensen Co.*	396	10,031
MasTec, Inc.*	1,054	12,954
Michael Baker Corp.*	158	6,164
MYR Group, Inc.*	352	5,583
Northwest Pipe Co.*	184	4,401
Orion Marine Group, Inc.*	544	10,298
Pike Electric Corp.*	334	2,912
Primoris Services Corp.	168	1,364
Sterling Construction Co, Inc.*	262	4,983
Tutor Perini Corp.*	518	9,873

Total Construction & Engineering		154,690

Construction Materials 0.1%
Headwaters, Inc.*	1,220	6,698
Texas Industries, Inc.	474	16,088
U.S. Concrete, Inc.*	676	608
United States Lime & Minerals, Inc.*	34	1,341

Total Construction Materials		24,735

Consumer Finance 0.5%
Advance America Cash Advance Centers, Inc.	930	4,492
Cardtronics, Inc.*	272	2,962
Cash America International, Inc.	596	22,404
CompuCredit Holdings Corp.	324	1,082
Credit Acceptance Corp.*	124	6,599
Dollar Financial Corp.*	492	11,095
Ezcorp, Inc.-Class A*	912	16,562
First Cash Financial Services, Inc.*	466	10,639
First Marblehead Corp (The)*	1,256	2,688
Nelnet, Inc. — Class A	386	6,442
QC Holdings, Inc.	70	430
Rewards Network, Inc.	132	1,703
World Acceptance Corp.*	324	13,086

Total Consumer Finance		100,184

Containers & Packaging 0.4%
AEP Industries, Inc.*	104	3,631
Boise, Inc.*	588	3,034
Bway Holding Co.*	148	2,525
Graphic Packaging Holding Co.*	2,264	7,652

5

RYDEX 2X RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

Myers Industries, Inc.	642	$5,868
Rock-Tenn Co. — Class A	782	33,384
Silgan Holdings, Inc.	544	28,206

Total Containers & Packaging		84,300

Distributors 0.0%(a)
Audiovox Corp. — Class A*	352	2,341
Core-Mark Holding Co., Inc.*	192	5,725

Total Distributors		8,066

Diversified Consumer Services 1.0%
American Public Education, Inc.*	368	14,035
Bridgepoint Education, Inc.*	280	4,080
Capella Education Co.*	298	21,867
ChinaCast Education Corp.*	684	4,542
Coinstar, Inc.*	614	15,860
Corinthian Colleges, Inc.*	1,624	22,736
CPI Corp.	106	1,427
Grand Canyon Education, Inc.*	316	6,311
Jackson Hewitt Tax Service, Inc.*	578	1,584
K12, Inc.*	484	9,675
Learning Tree International, Inc.*	148	1,631
Lincoln Educational Services Corp.*	192	3,978
Mac-Gray Corp.*	228	2,043
Matthews International Corp. — Class A	614	20,784
Nobel Learning Communities, Inc.*	78	526
Pre-Paid Legal Services, Inc.*	150	5,980
Princeton Review, Inc.*	298	1,261
Regis Corp.	1,158	18,447
Sotheby’s	1,362	31,653
Steiner Leisure, Ltd.*	298	11,872
Stewart Enterprises, Inc.—Class A	1,634	8,284
Universal Technical Institute, Inc.*	404	7,421

Total Diversified Consumer Services		215,997

Diversified Financial Services 0.5%
Ampal-American Israel Corp—Class A*	420	1,105
Asset Acceptance Capital Corp.*	308	1,792
California First National Bancorp	34	439
Compass Diversified Holdings	482	5,649
Encore Capital Group, Inc.*	272	4,289
Fifth Street Finance Corp.	668	7,315
Financial Federal Corp.	528	14,393
Life Partners Holdings, Inc.	150	2,982
MarketAxess Holdings, Inc.	640	8,723
Medallion Financial Corp.	298	2,393
NewStar Financial, Inc.*	562	2,445
PHH Corp.*	1,106	19,289
Pico Holdings, Inc.*	456	14,314
Portfolio Recovery Associates, Inc.*	306	13,947
Primus Guaranty, Ltd.*	378	1,236
Resource America, Inc.—Class A	246	942
Teton Advisors, Inc.(d)	1	—

Total Diversified Financial Services		101,253

Diversified Telecommunication Services 0.6%
AboveNet, Inc.*	262	15,364
Alaska Communications Systems Group, Inc.	896	7,302
Atlantic Tele-Network, Inc.	184	8,911
Cbeyond, Inc.*	464	5,782
Cincinnati Bell, Inc.*	4,118	11,983
Cogent Communications Group, Inc.*	896	9,784
Consolidated Communications Holdings, Inc.	474	8,120
General Communication, Inc. — Class A*	852	5,052
Global Crossing, Ltd.*	588	8,214
HickoryTech Corp.	264	2,244
inContact, Inc.*	554	1,662
Iowa Telecommunications Services, Inc.	668	10,929
Neutral Tandem, Inc.*	668	10,327
PAETEC Holding Corp.*	2,484	7,874
Premiere Global Services, Inc.*	1,228	9,922
SureWest Communications*	290	2,596

Total Diversified Telecommunication Services		126,066

Electric Utilities 1.0%
Allete, Inc.	598	18,717
Central Vermont Public Service Corp.	238	4,674
Cleco Corp.	1,220	31,622
El Paso Electric Co.*	914	17,595
Empire District Electric Co.(The)	728	13,402
IDACORP, Inc.	958	30,033
MGE Energy, Inc.	464	15,512
NorthWestern Corp.	728	17,800
Portland General Electric Co.	1,518	29,601
UIL Holdings Corp.	598	16,248
Unisource Energy Corp.	720	22,133
Unitil Corp.	210	4,572

Total Electric Utilities		221,909

Electrical Equipment 1.8%
Acuity Brands, Inc.	868	31,057
Advanced Battery Technologies, Inc.*	1,124	4,136
American Superconductor Corp.*	878	33,382
AO Smith Corp.	448	19,076
AZZ, Inc.	246	7,400
Baldor Electric Co.	938	23,150
Belden, Inc.	948	21,643
Brady Corp.—Class A	974	27,525
Broadwind Energy, Inc.*	632	3,596
Chase Corp.	122	1,482
China BAK Battery, Inc.*	842	1,920
Encore Wire Corp.	368	7,364
Ener1, Inc.*	1,036	4,185
Energy Conversion Devices, Inc.*	930	8,472
EnerSys*	816	15,904
Evergreen Solar, Inc.*	3,810	5,486
Franklin Electric Co., Inc.	464	12,078
FuelCell Energy, Inc.*	1,484	4,185
Fushi Copperweld, Inc.*	326	3,006
GrafTech International, Ltd.*	2,440	30,646
GT Solar International, Inc.*	642	3,692
Harbin Electric, Inc.*	308	5,230
II-VI, Inc.*	500	13,370
LaBarge, Inc.*	254	2,789
Lihua International, Inc.*	62	482
LSI Industries, Inc.	378	2,253
Microvision, Inc.*	1,800	3,492
Orion Energy Systems, Inc.*	350	1,666
Polypore International, Inc.*	456	6,124
Powell Industries, Inc.*	158	4,615
Power-One, Inc.*	1,562	4,952
PowerSecure International, Inc.*	352	2,316
Preformed Line Products Co.	44	1,586
Regal-Beloit Corp.	728	34,507
SatCon Technology Corp.*	1,422	3,271
Ultralife Corp.*	246	945
Valence Technology, Inc.*	1,018	875
Vicor Corp.*	396	3,429
Woodward Governor Co.	1,220	31,025

Total Electrical Equipment		392,312

Electronic Equipment & Instruments 1.8%
Agilysys, Inc.	306	2,570

6

RYDEX 2X RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

Anixter International, Inc.*	606	$25,258
Benchmark Electronics, Inc.*	1,326	24,160
Brightpoint, Inc.*	1,018	5,945
Checkpoint Systems, Inc.*	790	12,672
China Security & Surveillance Technology, Inc.*	886	6,406
Cogent, Inc.*	870	8,987
Cognex Corp.	808	13,227
Coherent, Inc.*	438	13,000
Comverge, Inc.*	430	4,223
CPI International, Inc.*	150	1,680
CTS Corp.	684	5,205
Daktronics, Inc.	676	5,279
DDi Corp.*	290	1,250
DTS, Inc.*	350	9,905
Echelon Corp.*	658	5,586
Electro Rent Corp.	360	4,208
Electro Scientific Industries, Inc.*	552	6,188
FARO Technologies, Inc.*	342	6,180
ICx Technologies, Inc.*	228	1,564
Insight Enterprises, Inc.*	930	10,704
IPG Photonics Corp.*	464	6,682
L-1 Identity Solutions, Inc.*	1,520	11,385
Littelfuse, Inc.*	438	13,166
Maxwell Technologies, Inc.*	456	6,658
Measurement Specialties, Inc.*	290	3,457
Mercury Computer Systems, Inc.*	456	5,445
Methode Electronics, Inc.	764	8,396
MTS Systems Corp.	342	8,800
Multi-Fineline Electronix, Inc.*	202	4,822
Newport Corp.*	728	6,195
OSI Systems, Inc.*	316	8,364
PAR Technology Corp.*	168	973
Park Electrochemical Corp.	412	10,815
PC Connection, Inc.*	194	1,242
PC Mall, Inc.*	210	1,073
Plexus Corp.*	798	27,140
Radisys Corp.*	474	3,560
RAE Systems, Inc.*	826	669
Rofin-Sinar Technologies, Inc.*	588	12,871
Rogers Corp.*	316	7,565
Scansource, Inc.*	536	15,147
Smart Modular Technologies WWH, Inc.*	746	4,536
Spectrum Control, Inc.*	254	2,621
SYNNEX Corp.*	386	10,217
Technitrol, Inc.	834	3,736
TTM Technologies, Inc.*	878	9,087
Universal Display Corp.*	588	6,627
X-Rite, Inc.*	526	1,310
Zygo Corp.*	298	3,156

Total Electronic Equipment & Instruments		379,912

Energy Equipment & Services 1.5%
Allis-Chalmers Energy, Inc.*	1,194	4,358
Basic Energy Services, Inc.*	456	4,282
Bolt Technology Corp.*	176	1,760
Boots & Coots, Inc.*	1,590	2,449
Bristow Group, Inc.*	728	25,990
Bronco Drilling Co., Inc.*	484	2,430
Cal Dive International, Inc.*	904	6,364
CARBO Ceramics, Inc.	396	26,104
Complete Production Services, Inc.*	1,186	14,861
Dawson Geophysical Co.*	158	3,427
Dril-Quip, Inc.*	588	30,864
ENGlobal Corp.*	378	1,160
Geokinetics, Inc.*	124	1,215
Global Industries Ltd.*	2,018	14,065
Gulf Island Fabrication, Inc.	246	4,295
Gulfmark Offshore, Inc.*	466	11,440
Hercules Offshore, Inc.*	2,326	9,071
Hornbeck Offshore Services, Inc.*	466	10,024
ION Geophysical Corp.*	2,150	10,212
Key Energy Services, Inc.*	2,502	24,194
Lufkin Industries, Inc.	298	18,887
Matrix Service Co.*	526	5,307
Natural Gas Services Group, Inc.*	246	3,865
Newpark Resources, Inc.*	1,800	7,182
OYO Geospace Corp.*	78	2,923
Parker Drilling Co.*	2,352	11,313
PHI, Inc.*	272	5,293
Pioneer Drilling Co.*	940	7,473
RPC, Inc.	570	7,040
Sulphco, Inc.*	1,378	634
Superior Well Services, Inc.*	370	5,857
T-3 Energy Services, Inc.*	254	5,728
TETRA Technologies, Inc.*	1,528	15,983
TGC Industries, Inc.*	272	1,091
Union Drilling, Inc.*	202	1,469
Vantage Drilling Co.*	1,378	1,943
Willbros Group, Inc.*	798	12,201

Total Energy Equipment & Services		322,754

Food & Staples Retailing 0.7%
Andersons, Inc.(The)	368	9,929
Arden Group, Inc. — Class A	26	2,645
Casey’s General Stores, Inc.	1,026	31,478
Diedrich Coffee, Inc.*	62	2,145
Great Atlantic & Pacific Tea Co., Inc.*	686	5,138
Ingles Markets, Inc.—Class A	254	3,597
Nash Finch Co.	264	9,108
Pantry, Inc.(The)*	456	6,142
Pricesmart, Inc.	324	6,483
Ruddick Corp.	868	24,608
Spartan Stores, Inc.	448	6,066
Susser Holdings Corp.*	158	1,394
United Natural Foods, Inc.*	868	23,531
Village Super Market — Class A	122	3,172
Weis Markets, Inc.	218	7,741
Winn-Dixie Stores, Inc.*	1,106	11,204

Total Food & Staples Retailing		154,381

Food Products 1.2%
AgFeed Industries, Inc.*	562	2,523
Alico, Inc.	70	1,795
American Dairy, Inc.*	202	4,676
American Italian Pasta Co. — Class A*	420	14,389
B&G Foods, Inc.—Class A	588	5,280
Cal-Maine Foods, Inc.	272	8,881
Calavo Growers, Inc.	210	3,520
Chiquita Brands International, Inc.*	904	13,262
Darling International, Inc.*	1,668	12,994
Diamond Foods, Inc.	334	11,997
Dole Food Co., Inc.*	730	8,395
Farmer Brothers Co.	132	2,269
Fresh Del Monte Produce, Inc.*	834	16,955
Griffin Land & Nurseries, Inc.	70	1,934
Hain Celestial Group, Inc.*	826	13,208
Harbinger Group, Inc.*	184	1,314
HQ Sustainable Maritime Industries, Inc.*	220	1,549
Imperial Sugar Co.	246	4,032
J&J Snack Foods Corp.	290	12,125
Lancaster Colony Corp.	386	21,056
Lance, Inc.	562	12,499

7

RYDEX 2X RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

Lifeway Foods, Inc.*	96	$1,147
Omega Protein Corp.*	378	1,625
Overhill Farms, Inc.*	326	1,438
Sanderson Farms, Inc.	412	19,261
Seneca Foods Corp. — Class A*	194	5,238
Smart Balance, Inc.*	1,274	7,083
Synutra International, Inc.*	370	4,973
Tootsie Roll Industries, Inc.	492	12,807
TreeHouse Foods, Inc.*	642	24,871
Zhongpin, Inc.*	492	6,002

Total Food Products		259,098

Gas Utilities 1.1%
Chesapeake Utilities Corp.	194	5,750
Laclede Group, Inc.	448	14,452
New Jersey Resources Corp.	852	31,090
Nicor, Inc.	912	36,954
Northwest Natural Gas Co.	536	23,246
Piedmont Natural Gas Co., Inc.	1,492	38,300
South Jersey Industries, Inc.	606	23,228
Southwest Gas Corp.	904	25,014
WGL Holdings, Inc.	1,018	32,301

Total Gas Utilities		230,335

Health Care Equipment & Supplies 3.1%
Abaxis, Inc.*	448	10,788
Abiomed, Inc.*	624	4,942
Accuray, Inc.*	808	4,800
AGA Medical Holdings, Inc.*	282	4,041
Align Technology, Inc.*	1,186	22,237
Alphatec Holdings, Inc.*	668	2,953
American Medical Systems Holdings, Inc.*	1,492	28,646
Analogic Corp.	264	10,560
Angiodynamics, Inc.*	492	7,897
Atrion Corp.	26	3,670
ATS Medical, Inc.*	956	2,495
Bovie Medical Corp.*	342	2,326
Cantel Medical Corp.	254	4,897
Cardiac Science Corp.*	404	1,050
Cardiovascular Systems, Inc.*	194	809
Conceptus, Inc.*	614	11,918
CONMED Corp.*	588	12,648
CryoLife, Inc.*	570	3,585
Cutera, Inc.*	272	2,402
Cyberonics, Inc.*	552	10,344
Cynosure, Inc. — Class A*	202	2,048
Delcath Systems, Inc.*	658	2,836
DexCom, Inc.*	930	8,426
Electro-Optical Sciences, Inc.*	448	4,086
Endologix, Inc.*	974	4,461
EnteroMedics, Inc.*	368	215
ev3, Inc.*	1,510	22,016
Exactech, Inc.*	168	2,713
Greatbatch, Inc.*	474	9,314
Haemonetics Corp.*	518	29,324
Hansen Medical, Inc.*	518	1,259
HeartWare International, Inc.*	122	4,715
Home Diagnostics, Inc.*	238	1,457
ICU Medical, Inc.*	254	8,834
Immucor, Inc.*	1,432	26,564
Insulet Corp.*	710	9,677
Integra LifeSciences Holdings Corp.*	376	14,438
Invacare Corp.	588	14,724
IRIS International, Inc.*	360	3,726
Kensey Nash Corp.*	166	4,021
MAKO Surgical Corp.*	352	4,041
Masimo Corp.*	1,026	28,482
Medical Action Industries, Inc.*	290	3,935
Meridian Bioscience, Inc.	826	16,553
Merit Medical Systems, Inc.*	562	10,020
Micrus Endovascular Corp.*	316	5,302
Natus Medical, Inc.*	572	7,762
Neogen Corp.*	404	8,585
NuVasive, Inc.*	738	20,369
NxStage Medical, Inc.*	466	3,779
OraSure Technologies, Inc.*	930	4,762
Orthofix International N.V.*	342	10,304
Orthovita, Inc.*	1,344	4,892
Palomar Medical Technologies, Inc.*	370	3,404
Quidel Corp.*	518	6,879
Rochester Medical Corp.*	202	2,444
Rockwell Medical Technologies, Inc.*	342	2,408
RTI Biologics, Inc.*	1,096	3,463
Sirona Dental Systems, Inc.*	342	11,002
Somanetics Corp.*	246	3,899
SonoSite, Inc.*	352	9,585
Spectranetics Corp.*	650	4,479
Stereotaxis, Inc.*	622	2,525
STERIS Corp.	1,186	30,931
SurModics, Inc.*	316	6,320
Symmetry Medical, Inc.*	730	6,512
Synovis Life Technologies, Inc.*	238	3,030
Thoratec Corp.*	1,140	32,319
TomoTherapy, Inc.*	930	3,767
TranS1, Inc.*	262	849
Utah Medical Products, Inc.	60	1,684
Vascular Solutions, Inc.*	324	2,621
Volcano Corp.*	984	19,493
West Pharmaceutical Services, Inc.	668	24,268
Wright Medical Group, Inc.*	772	13,803
Young Innovations, Inc.	114	2,621
Zoll Medical Corp.*	430	11,971

Total Health Care Equipment & Supplies		666,925

Health Care Providers & Services 3.2%
Air Methods Corp.*	220	6,725
Alliance Imaging, Inc.*	536	2,696
Allied Healthcare International, Inc.*	914	2,440
Almost Family, Inc.*	168	6,108
Amedisys, Inc.*	552	30,332
America Service Group, Inc.	166	2,553
American Caresource Holdings, Inc.*	210	489
American Dental Partners, Inc.*	306	3,871
AMERIGROUP Corp.*	1,070	27,231
AMN Healthcare Services, Inc.*	658	5,725
Amsurg Corp.*	624	13,173
Assisted Living Concepts, Inc. — Class A*	202	5,218
Bio-Reference Labs, Inc.*	236	8,921
BioScrip, Inc.*	790	5,743
Capital Senior Living Corp.*	456	2,298
CardioNet, Inc.*	482	2,921
Catalyst Health Solutions, Inc.*	746	29,340
Centene Corp.*	868	16,709
Chemed Corp.	456	21,204
Chindex International, Inc.*	272	3,370
Clarient, Inc.*	606	1,370
Continucare Corp.*	598	2,894
Corvel Corp.*	140	4,222
Cross Country Healthcare, Inc.*	624	5,653
Emergency Medical Services Corp.—Class A*	588	30,876
Emeritus Corp.*	404	7,353
Ensign Group, Inc.	218	3,726

8

RYDEX 2X RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

Genoptix, Inc.*	342	$11,136
Gentiva Health Services, Inc.*	588	15,018
Hanger Orthopedic Group, Inc.*	508	8,260
Health Grades, Inc.*	482	2,092
Healthsouth Corp.*	1,886	33,967
Healthspring, Inc.*	992	17,251
Healthways, Inc.*	684	11,669
HMS Holdings Corp.*	528	23,808
inVentiv Health, Inc.*	676	10,390
IPC The Hospitalist Co., Inc.*	324	11,013
Kindred Healthcare, Inc.*	790	13,359
Landauer, Inc.	194	11,473
LCA-Vision, Inc.*	334	1,944
LHC Group, Inc.*	308	9,483
Magellan Health Services, Inc.*	710	28,031
MedCath Corp.*	298	2,023
Metropolitan Health Networks, Inc.*	746	1,678
Molina Healthcare, Inc.*	272	6,052
MWI Veterinary Supply, Inc.*	220	8,303
National Healthcare Corp.	158	5,802
National Research Corp.	36	724
Nighthawk Radiology Holdings, Inc.*	378	1,501
NovaMed, Inc.*	404	1,669
Odyssey HealthCare, Inc.*	668	9,806
Owens & Minor, Inc.	842	33,756
PharMerica Corp.*	614	9,996
Providence Service Corp.*	210	2,696
PSS World Medical, Inc.*	1,202	24,665
Psychiatric Solutions, Inc.*	1,142	25,181
RadNet, Inc.*	588	1,294
RehabCare Group, Inc.*	500	14,530
Res-Care, Inc.*	508	4,577
Select Medical Holdings Corp.*	684	6,778
Skilled Healthcare Group, Inc.—Class A*	396	2,590
Sun Healthcare Group, Inc.*	888	7,761
Sunrise Senior Living, Inc.*	912	2,709
Triple-S Mgmt Corp.—Class B*	412	6,835
Universal American Corp.*	544	7,268
US Physical Therapy, Inc.*	238	3,727
Virtual Radiologic Corp.*	132	1,397
WellCare Health Plans, Inc.*	850	26,503

Total Health Care Providers & Services		681,876

Health Care Technology 0.6%
AMICAS, Inc.*	710	3,813
athenahealth, Inc.*	676	26,594
Computer Programs & Systems, Inc.	192	7,225
Eclipsys Corp.*	1,142	19,049
MedAssets, Inc.*	798	16,151
Medidata Solutions, Inc.*	150	2,502
MedQuist, Inc.	184	1,257
Merge Healthcare, Inc.*	694	1,804
Omnicell, Inc.*	640	7,667
Phase Forward, Inc.*	878	12,836
Quality Systems, Inc.	474	24,430
Transcend Services, Inc.*	122	2,289
Vital Images, Inc.*	290	4,124

Total Health Care Technology		129,741

Hotels, Restaurants & Leisure 2.1%
AFC Enterprises, Inc.*	508	4,166
Ambassadors Group, Inc.	376	4,260
Ameristar Casinos, Inc.	518	7,672
Bally Technologies, Inc.*	1,106	43,875
Benihana, Inc. — Class A*	262	1,155
BJ’s Restaurants, Inc.*	394	8,329
Bluegreen Corp.*	290	708
Bob Evans Farms, Inc.	624	17,416
Buffalo Wild Wings, Inc.*	370	17,320
California Pizza Kitchen, Inc.*	396	5,465
Caribou Coffee Co., Inc.*	140	1,012
Carrols Restaurant Group, Inc.*	228	1,439
CEC Entertainment, Inc.*	466	15,466
Cheesecake Factory, Inc.(The)*	1,220	25,791
Churchill Downs, Inc.	194	7,042
CKE Restaurants, Inc.	992	8,293
Cracker Barrel Old Country Store, Inc.	456	16,854
Denny’s Corp.*	1,948	4,714
DineEquity, Inc.*	360	8,186
Domino’s Pizza, Inc.*	746	8,430
Dover Downs Gaming & Entertainment, Inc.	290	1,015
Einstein Noah Restaurant Group, Inc.*	96	1,130
Frisch’s Restaurants, Inc.	44	1,054
Gaylord Entertainment Co.*	808	15,546
Great Wolf Resorts, Inc.*	562	1,298
Interval Leisure Group, Inc.*	798	10,150
Isle of Capri Casinos, Inc.*	316	2,544
Jack in the Box, Inc.*	1,158	22,593
Krispy Kreme Doughnuts, Inc.*	1,186	3,344
Lakes Entertainment, Inc.*	378	941
Landry’s Restaurants, Inc.*	150	3,111
Life Time Fitness, Inc.*	816	19,543
Luby’s, Inc.*	414	1,420
Marcus Corp.	404	4,517
McCormick & Schmick’s Seafood Restaurants, Inc.*	298	2,464
Monarch Casino & Resort, Inc.*	184	1,316
Morgans Hotel Group Co.*	438	1,756
Multimedia Games, Inc.*	544	2,682
O’Charleys, Inc.*	352	2,605
Orient-Express Hotels, Ltd. — Class A*	1,554	15,167
P.F. Chang’s China Bistro, Inc.*	484	18,682
Papa John’s International, Inc.*	438	10,337
Peet’s Coffee & Tea, Inc.*	228	7,456
Pinnacle Entertainment, Inc.*	1,220	9,955
Red Lion Hotels Corp.*	272	1,613
Red Robin Gourmet Burgers, Inc.*	316	5,824
Ruby Tuesday, Inc.*	1,316	9,093
Ruth’s Hospitality Group Inc*	392	1,094
Shuffle Master, Inc.*	1,088	9,672
Sonic Corp.*	1,228	10,352
Speedway Motorsports, Inc.	264	4,388
Texas Roadhouse, Inc.*	1,008	11,723
Town Sports International Holdings, Inc.*	396	934
Universal Travel Group*	202	1,822
Vail Resorts, Inc.*	598	20,153
Youbet.com, Inc.*	606	1,685

Total Hotels, Restaurants & Leisure		446,572

Household Durables 1.1%
American Greetings Corp. — Class A	798	14,747
Beazer Homes USA, Inc.*	800	3,120
Blyth, Inc.	124	3,483
Brookfield Homes Corp.*	192	1,394
Cavco Industries, Inc.*	132	4,731
CSS Industries, Inc.	148	2,565
Ethan Allen Interiors, Inc.	500	7,245
Furniture Brands International, Inc.*	842	4,345
Helen of Troy, Ltd.*	606	14,283
Hooker Furniture Corp.	220	2,796
Hovnanian Enterprises, Inc. — Class A*	1,054	3,837
iRobot Corp.*	396	6,257

9

RYDEX 2X RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

La-Z-Boy, Inc.*	1,044	$10,597
M/I Homes, Inc.*	368	3,798
Meritage Homes Corp.*	632	14,150
National Presto Industries, Inc.	96	10,994
NIVS IntelliMedia Technology Group, Inc.*	166	603
Ryland Group, Inc.	868	19,322
Sealy Corp.*	912	2,718
Skyline Corp.	140	2,563
Standard Pacific Corp.*	2,046	7,427
Stanley Furniture Co., Inc.*	210	2,047
Tempur-Pedic International, Inc.*	1,518	37,783
Tupperware Brands Corp.	1,274	54,094
Universal Electronics, Inc.*	272	6,465

Total Household Durables		241,364

Household Products 0.1%
Central Garden & Pet Co. — Class A*	1,264	11,111
Oil-Dri Corp. of America	106	1,683
Orchids Paper Products Co.*	114	2,101
WD-40 Co.	334	10,277

Total Household Products		25,172

Independent Power Producers & Energy Traders 0.0%(a)
U S Geothermal, Inc.*	1,256	1,545

Total Independent Power Producers & Energy Traders		1,545

Industrial Conglomerates 0.2%
Otter Tail Corp.	720	15,552
Raven Industries, Inc.	324	9,260
Seaboard Corp.	10	12,300
Standex International Corp.	256	5,840
Tredegar Corp.	596	9,643
United Capital Corp.*	34	804

Total Industrial Conglomerates		53,399

Insurance 2.6%
Ambac Financial Group, Inc.*	5,820	4,016
American Equity Investment Life Holding Co.	1,176	8,632
American Physicians Capital, Inc.	176	4,886
American Physicians Service Group, Inc.	132	3,024
American Safety Insurance Holdings, Ltd.*	176	2,420
Amerisafe, Inc.*	386	6,678
Amtrust Financial Services, Inc.	456	5,458
Argo Group International Holdings, Ltd.*	624	16,686
Assured Guaranty, Ltd.	2,494	56,514
Baldwin & Lyons, Inc.—Class B	168	3,997
Citizens, Inc.*	676	4,360
CNA Surety Corp.*	342	4,788
Conseco, Inc.*	4,090	19,468
Crawford & Co. — Class B*	422	1,464
Delphi Financial Group—Class A	940	19,035
Donegal Group, Inc. — Class A	238	3,511
Eastern Insurance Holdings, Inc.	158	1,332
eHealth, Inc.*	474	8,627
EMC Insurance Group, Inc.	96	1,985
Employers Holdings, Inc.	896	11,854
Enstar Group, Ltd.*	132	8,565
FBL Financial Group, Inc.—Class A	264	4,736
First Acceptance Corp.*	342	657
First Mercury Financial Corp.	290	3,802
Flagstone Reinsurance Holdings, Ltd.	790	8,271
Fpic Insurance Group, Inc.*	140	5,313
Greenlight Capital Re, Ltd.*	570	13,766
Hallmark Financial Services*	194	1,523
Harleysville Group, Inc.	262	8,463
Hilltop Holdings, Inc.*	808	9,147
Horace Mann Educators Corp.	790	9,472
Independence Holding Co.	132	1,073
Infinity Property & Casualty Corp.	282	11,184
Kansas City Life Insurance Co.	88	2,376
Maiden Holdings, Ltd.	1,010	6,858
Max Capital Group, Ltd.	940	21,169
Meadowbrook Insurance Group, Inc.	1,168	7,884
Mercer Insurance Group, Inc.	114	1,938
Montpelier Re Holdings, Ltd.	1,746	29,490
National Financial Partners Corp.*	834	7,047
National Interstate Corp.	122	2,196
National Western Life Insurance Co.—Class A	44	7,150
Navigators Group, Inc.*	254	10,838
NYMAGIC, Inc.	96	1,507
Phoenix Cos., Inc.*	2,344	5,508
Platinum Underwriters Holdings, Ltd.	1,036	37,565
PMA Capital Corp. — Class A*	650	3,913
Presidential Life Corp.	422	3,811
ProAssurance Corp.*	666	33,806
RLI Corp.	378	19,452
Safety Insurance Group, Inc.	272	9,520
SeaBright Insurance Holdings, Inc.*	438	4,459
Selective Insurance Group, Inc.	1,072	16,584
State Auto Financial Corp.	290	4,556
Stewart Information Services Corp.	352	3,612
Tower Group, Inc.	904	19,978
United America Indemnity, Ltd.—Class A*	746	5,289
United Fire & Casualty Co.	448	7,535
Universal Insurance Holdings, Inc.	262	1,548
Zenith National Insurance Corp.	754	21,037

Total Insurance		571,333

Internet & Catalog Retail 0.4%
1-800-FLOWERS.COM, Inc. — Class A*	536	1,109
Blue Nile, Inc.*	254	13,094
Drugstore.Com*	1,756	4,987
Gaiam, Inc. — Class A*	324	2,090
HSN, Inc.*	808	15,465
NutriSystem, Inc.	624	12,705
Orbitz Worldwide, Inc.*	738	4,531
Overstock.com, Inc.*	316	3,748
PetMed Express, Inc.	474	8,736
Shutterfly, Inc.*	422	6,676
Stamps.com, Inc.*	220	1,945
US Auto Parts Network, Inc.*	202	1,192
Vitacost.com, Inc.*	218	2,158

Total Internet & Catalog Retail		78,436

Internet Software & Services 1.5%
Ancestry.com, Inc.*	158	2,193
Archipelago Learning, Inc.*	148	2,643
Art Technology Group, Inc.*	2,562	11,478
comScore, Inc.*	440	5,971
Constant Contact, Inc.*	482	8,502
DealerTrack Holdings, Inc.*	764	13,729
Dice Holdings, Inc.*	316	1,804
Digital River, Inc.*	772	19,400
DivX, Inc.*	658	3,698
EarthLink, Inc.	2,142	17,372
GSI Commerce, Inc.*	614	13,975
Imergent, Inc.	158	901
InfoSpace, Inc.*	712	6,600
Innodata Isogen, Inc.*	430	2,219
Internap Network Services Corp.*	1,026	4,566
Internet Brands, Inc. — Class A*	552	4,322
Internet Capital Group, Inc.*	746	4,648

10

RYDEX 2X RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

iPass, Inc.*	1,018	$1,130
j2 Global Communications, Inc.*	904	18,568
Keynote Systems, Inc.	246	2,379
Knot, Inc.(The)*	606	5,545
Limelight Networks, Inc.*	668	2,338
Liquidity Services, Inc.*	308	3,256
LivePerson, Inc.*	834	5,288
LogMeIn, Inc.*	150	2,542
LoopNet, Inc.*	404	3,789
Marchex, Inc.—Class B	394	2,163
MercadoLibre, Inc.*	528	20,080
ModusLink Global Solutions, Inc.*	922	9,358
Move, Inc.*	3,126	5,470
NIC, Inc.	1,018	8,633
OpenTable, Inc.*	62	1,543
Openwave Systems, Inc.*	1,686	3,760
Perficient, Inc.*	580	5,632
Rackspace Hosting, Inc.*	1,342	24,451
RealNetworks, Inc.*	1,676	7,073
Saba Software, Inc.*	500	2,420
SAVVIS, Inc.*	728	11,459
support.com, Inc.*	940	2,331
Switch & Data Facilities Co., Inc.*	412	7,531
TechTarget, Inc.*	238	1,261
Terremark Worldwide, Inc.*	1,176	9,620
Travelzoo, Inc.*	114	1,223
United Online, Inc.	1,694	10,706
ValueClick, Inc.*	1,764	16,317
Vocus, Inc.*	334	5,384
Web.com Group, Inc.*	536	2,991
Zix Corp.*	1,282	2,410

Total Internet Software & Services		330,672

IT Services 1.9%
Acxiom Corp.*	1,378	21,194
CACI International, Inc. — Class A*	606	29,070
Cass Information Systems, Inc.	166	4,997
China Information Security Technology, Inc*	544	2,649
Ciber, Inc.*	1,396	4,509
Computer Task Group, Inc.*	308	2,171
CSG Systems International, Inc.*	710	13,781
Cybersource Corp.*	1,406	25,420
Echo Global Logistics, Inc.*	114	1,376
eLoyalty Corp.*	132	816
Euronet Worldwide, Inc.*	982	20,052
ExlService Holdings, Inc.*	298	5,409
Forrester Research, Inc.*	316	8,560
Gartner, Inc.*	1,202	25,723
Global Cash Access Holdings, Inc.*	764	6,188
Hackett Group Inc (The)*	782	1,814
Heartland Payment Systems, Inc.	754	10,760
iGate Corp.	456	4,606
infoGROUP, Inc.*	694	5,351
Information Services Group, Inc.*	484	1,757
Integral Systems, Inc.*	352	2,612
Lionbridge Technologies, Inc.*	1,168	2,710
Mantech International Corp. — Class A*	448	21,464
MAXIMUS, Inc.	350	16,751
MoneyGram International, Inc.*	1,678	5,034
NCI, Inc.—Class A*	132	3,934
Ness Technologies, Inc.*	780	4,321
Online Resources Corp.*	518	2,502
RightNow Technologies, Inc.*	438	7,004
Sapient Corp.*	1,712	13,268
SRA International, Inc. — Class A*	842	14,499
StarTek, Inc.*	236	1,746
Syntel, Inc.	264	8,876
TeleTech Holdings, Inc.*	658	12,528
Tier Technologies, Inc.*	334	2,572
TNS, Inc.*	508	11,633
Unisys Corp.*	860	24,845
VeriFone Holdings, Inc.*	1,466	26,080
Virtusa Corp.*	262	2,334
Wright Express Corp.*	782	22,960

Total IT Services		403,876

Leisure Equipment & Products 0.6%
Brunswick Corp.	1,792	19,228
Callaway Golf Co.	1,308	9,758
Eastman Kodak Co.*	5,434	32,876
JAKKS Pacific, Inc.*	562	6,182
Leapfrog Enterprises, Inc.*	684	2,264
Marine Products Corp.	202	1,022
Polaris Industries, Inc.	624	27,587
Pool Corp.	984	18,066
RC2 Corp.*	430	6,179
Smith & Wesson Holding Corp.*	1,202	4,760
Sport Supply Group, Inc.	184	2,188
Steinway Musical Instruments*	140	2,282
Sturm Ruger & Co., Inc.	386	4,022

Total Leisure Equipment & Products		136,414

Life Sciences Tools & Services 0.9%
Accelrys, Inc.*	554	3,152
Affymetrix, Inc.*	1,430	7,551
Albany Molecular Research, Inc.*	474	4,498
AMAG Pharmaceuticals, Inc.*	342	15,041
BioDelivery Sciences International, Inc.*	202	715
Bruker Corp.*	992	12,172
Cambrex Corp.*	588	3,164
Dionex Corp.*	360	25,146
Enzo Biochem, Inc.*	668	3,166
eResearchTechnology, Inc.*	860	5,289
Exelixis, Inc.*	2,160	14,321
Harvard Bioscience, Inc.*	500	1,725
Kendle International, Inc.*	298	6,032
Luminex Corp.*	844	11,419
Nektar Therapeutics*	1,878	21,447
Parexel International Corp.*	1,168	22,589
Sequenom, Inc.*	1,238	4,964
Varian, Inc.*	588	30,317

Total Life Sciences Tools & Services		192,708

Machinery 2.3%
3D Systems Corp.*	360	3,780
Actuant Corp.—Class A	1,370	22,975
Alamo Group, Inc.	148	2,657
Albany International Corp. — Class A	544	10,820
Altra Holdings, Inc.*	544	5,995
American Railcar Industries, Inc.	184	1,823
Ampco-Pittsburgh Corp.	176	4,493
Astec Industries, Inc.*	368	9,160
Badger Meter, Inc.	298	11,261
Barnes Group, Inc.	948	15,206
Blount International, Inc.*	782	8,712
Briggs & Stratton Corp.	1,010	16,695
Cascade Corp.	184	5,327
Chart Industries, Inc.*	580	9,355
China Fire & Security Group, Inc.*	280	3,063
CIRCOR International, Inc.	342	9,662
CLARCOR, Inc.	1,036	33,546
Colfax Corp.*	484	5,455

11

RYDEX 2X RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

Columbus McKinnon Corp.*	386	$5,242
Duoyuan Printing, Inc.*	176	1,417
Dynamic Materials Corp.	264	4,332
Eastern Co. (The)	124	1,469
Energy Recovery, Inc.*	676	4,130
EnPro Industries, Inc.*	404	9,837
ESCO Technologies, Inc.	536	17,522
Federal Signal Corp.	982	6,373
Flow International Corp.*	922	3,144
Force Protection, Inc.*	1,422	7,238
FreightCar America, Inc.	246	4,797
Gorman-Rupp Co.	290	7,027
Graham Corp.	202	3,208
Greenbrier Cos., Inc.*	342	2,787
Hurco Cos., Inc.*	132	2,212
John Bean Technologies Corp.	562	9,267
K-Tron International, Inc.*	52	7,734
Kadant, Inc.*	246	3,744
Kaydon Corp.	676	22,099
LB Foster Co. — Class A*	202	5,450
Lindsay Corp.	246	9,899
Met-Pro Corp.	298	2,792
Middleby Corp.*	334	15,050
Miller Industries, Inc.*	202	2,264
Mueller Industries, Inc.	756	18,590
Mueller Water Products, Inc.—Class A	3,116	14,053
NACCO Industries, Inc.—Class A	104	5,597
Nordson Corp.	686	38,787
Omega Flex, Inc.	52	551
PMFG, Inc.*	264	4,015
Portec Rail Products, Inc.	132	1,441
RBC Bearings, Inc.*	438	10,179
Robbins & Myers, Inc.	536	11,910
Sauer-Danfoss, Inc.*	228	2,592
SmartHeat, Inc.*	184	2,096
Sun Hydraulics Corp.	256	5,729
Tecumseh Products Co. — Class A*	378	4,188
Tennant Co.	378	9,046
Titan International, Inc.	710	5,510
Trimas Corp.*	316	1,871
Twin Disc, Inc.	176	1,695
Watts Water Technologies, Inc.—Class A	598	17,300

Total Machinery		494,169

Marine 0.1%
American Commercial Lines, Inc.*	184	2,822
Eagle Bulk Shipping, Inc.*	1,256	6,280
Genco Shipping & Trading, Ltd.*	518	9,925
Horizon Lines, Inc.—Class A	614	2,910
International Shipholding Corp.	114	3,142
Ultrapetrol Bahamas, Ltd.*	440	2,042

Total Marine		27,121

Media 0.9%
Arbitron, Inc.	536	13,566
Ascent Media Corp. — Series A*	280	7,216
Belo Corp. — Class A	1,808	12,005
Carmike Cinemas, Inc.*	220	1,591
Cinemark Holdings, Inc.	650	9,217
CKX, Inc.*	1,176	4,775
Crown Media Holdings, Inc. — Class A*	220	310
Dolan Media Co.*	606	5,987
E.W. Scripps Co. — Class A*	580	3,944
Fisher Communications, Inc.*	114	1,466
Global Sources, Ltd.*	324	2,028
Harte-Hanks, Inc.	764	8,068
Journal Communications, Inc.—Class A	834	2,936
Knology, Inc.*	606	6,617
LIN TV Corp.—Class A*	544	2,595
Live Nation, Inc.*	2,879	33,022
LodgeNet Entertainment Corp.*	412	2,254
Martha Stewart Living Omnimedia, Inc.—Class A*	536	2,374
Mediacom Communications Corp.—Class A*	800	3,328
National CineMedia, Inc.	852	12,763
Outdoor Channel Holdings, Inc.*	298	1,505
Playboy Enterprises, Inc. — Class B*	430	1,402
Primedia, Inc.	342	1,053
RCN Corp.*	738	7,240
Reading International, Inc. — Class A*	352	1,422
Rentrak Corp.*	194	3,242
Scholastic Corp.	456	13,634
Sinclair Broadcast Group, Inc.—Class A*	870	4,393
Valassis Communications, Inc.*	974	20,386
Value Line, Inc.	26	660
World Wrestling Entertainment, Inc. — Class A	438	7,008

Total Media		198,007

Metals & Mining 0.8%
Allied Nevada Gold Corp.*	1,114	14,114
AM Castle & Co.	334	3,240
AMCOL International Corp.	474	11,912
Brush Engineered Materials, Inc.*	414	7,440
Century Aluminum Co.*	1,150	13,018
China Precision Stl, Inc.*	622	1,213
Coeur d’Alene Mines Corp.*	1,528	21,423
General Moly, Inc.*	1,290	3,032
General Stl Hldgs, Inc.*	360	1,379
Haynes International, Inc.	246	7,205
Hecla Mining Co.*	4,792	21,852
Horsehead Holding Corp.*	878	8,604
Kaiser Aluminum Corp.	316	11,107
Olympic Steel, Inc.	184	5,104
Paramount Gold and Silver Corp.*	1,580	2,370
RTI International Metals, Inc.*	606	14,998
Stillwater Mining Co.*	824	8,281
Sutor Technology Group Ltd.*	158	458
Universal Stainless & Alloy*	142	2,589
US Gold Corp.*	1,614	3,599
Worthington Industries, Inc.	1,220	17,653

Total Metals & Mining		180,591

Multi-Utilities 0.4%
Avista Corp.	1,106	22,541
Black Hills Corp.	790	20,524
CH Energy Group, Inc.	316	12,498
PNM Resources, Inc.	1,756	20,422

Total Multi-Utilities		75,985

Multiline Retail 0.3%
99 Cents Only Stores*	948	12,362
Dillard’s, Inc. — Class A	1,036	17,156
Fred’s, Inc. — Class A	808	8,104
Retail Ventures, Inc.*	510	4,223
Saks, Inc.*	2,554	16,448
Tuesday Morning Corp.*	606	2,648

Total Multiline Retail		60,941

Oil, Gas & Consumable Fuels 2.9%
Alon USA Energy, Inc.	168	1,203
Apco Oil and Gas International, Inc.	184	3,698
Approach Resources, Inc.*	246	1,970
Arena Resources, Inc.*	772	29,599
Atlas Energy, Inc.	1,370	41,443

12

RYDEX 2X RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

ATP Oil & Gas Corp.*	808	$11,692
Berry Petroleum Co. — Class A	870	23,560
Bill Barrett Corp.*	782	24,242
BPZ Resources, Inc.*	1,880	11,167
Brigham Exploration Co.*	2,010	26,210
Carrizo Oil & Gas, Inc.*	562	13,488
Cheniere Energy, Inc.*	1,142	3,255
Clayton Williams Energy, Inc.*	124	4,070
Clean Energy Fuels Corp.*	720	12,053
Cloud Peak Energy, Inc.*	624	8,430
Contango Oil & Gas Co.*	246	11,993
CREDO Petroleum Corp.*	140	1,260
Crosstex Energy, Inc.	816	6,324
Cubic Energy, Inc.*	544	604
CVR Energy, Inc.*	466	3,737
Delek US Holdings, Inc.	254	1,773
Delta Petroleum Corp.*	3,608	4,582
DHT Maritime, Inc.	1,010	3,808
Endeavour International Corp.*	2,308	2,123
Evergreen Energy, Inc.*	2,781	807
FX Energy, Inc.*	860	2,546
General Maritime Corp.	992	7,678
Georesources, Inc.*	176	2,249
GMX Resources, Inc.*	632	6,693
Golar LNG, Ltd.*	658	7,712
Goodrich Petroleum Corp.*	500	10,415
Gran Tierra Energy, Inc.*	4,126	20,176
Green Plains Renewable Energy, Inc.*	184	2,403
Gulfport Energy Corp.*	536	5,542
Harvest Natural Resources, Inc.*	666	2,990
International Coal Group, Inc.*	1,844	6,583
Isramco, Inc.*	16	1,049
James River Coal Co.*	562	8,795
Knightsbridge Tankers, Ltd.	342	4,928
McMoRan Exploration Co.*	1,536	23,363
Nordic American Tanker Shipping, Ltd.	850	25,220
Northern Oil And Gas, Inc.*	730	8,067
Oilsands Quest, Inc.*	4,504	3,738
Panhandle Oil and Gas, Inc.—Class A	150	3,473
Patriot Coal Corp.*	1,502	23,266
Penn Virginia Corp.	922	22,377
Petroleum Development Corp.*	386	8,091
Petroquest Energy, Inc.*	1,036	5,636
PrimeEnergy Corp.*	8	241
Rex Energy Corp.*	518	6,418
Rosetta Resources, Inc.*	1,062	21,835
Ship Finance International, Ltd.	904	13,081
Stone Energy Corp.*	842	13,421
Swift Energy Co.*	754	18,895
Syntroleum Corp.*	1,282	2,910
Teekay Tankers, Ltd.	210	1,808
Toreador Resources Corp.*	440	5,548
Uranerz Energy Corp.*	1,052	1,283
Uranium Energy Corp.*	1,142	3,437
USEC, Inc.*	2,274	9,096
Vaalco Energy, Inc.*	1,186	5,017
Venoco, Inc.*	370	4,266
W&T Offshore, Inc.	684	6,094
Warren Resources, Inc.*	1,430	3,303
Western Refining, Inc.*	826	3,775
Westmoreland Coal Co.*	212	2,173
World Fuel Services Corp.	1,194	28,692
Zion Oil & Gas, Inc.*	298	1,505

Total Oil, Gas & Consumable Fuels		618,879

Paper & Forest Products 0.7%
Buckeye Technologies, Inc.*	780	8,923
Clearwater Paper Corp.*	228	11,156
Deltic Timber Corp.	220	9,880
Domtar Corp.*	842	40,896
Glatfelter	922	12,724
Kapstone Paper and Packaging Corp.*	668	6,172
Louisiana-Pacific Corp.*	2,546	18,102
Neenah Paper, Inc.	298	4,148
Schweitzer-Mauduit International, Inc.	360	27,087
Wausau Paper Corp.*	878	7,744

Total Paper & Forest Products		146,832

Personal Products 0.6%
American Oriental Bioengineering, Inc.*	1,246	5,021
Bare Escentuals, Inc.*	1,344	24,420
Chattem, Inc.*	396	37,010
China Sky One Med, Inc.*	210	3,713
China-Biotics, Inc.*	194	2,468
Elizabeth Arden, Inc.*	492	7,636
Female Health Co. (The)	326	1,793
Inter Parfums, Inc.	290	3,860
Mannatech, Inc.	316	957
Medifast, Inc.*	264	4,396
Nu Skin Enterprises, Inc. — Class A	1,000	23,240
Nutraceutical International Corp.*	220	2,858
Prestige Brands Holdings, Inc.*	684	5,315
Revlon, Inc. — Class A*	396	6,102
Schiff Nutrition International, Inc.	228	1,824
USANA Health Sciences, Inc.*	122	3,467

Total Personal Products		134,080

Pharmaceuticals 1.2%
Acura Pharmaceuticals, Inc.*	166	835
Adolor Corp.*	940	1,476
Akorn, Inc.*	1,140	1,813
Ardea Biosciences, Inc.*	290	4,246
ARYx Therapeutics, Inc.*	422	1,114
Auxilium Pharmaceuticals, Inc.*	940	26,470
AVANIR Pharmaceuticals, Inc. — Class A*	1,308	2,380
Biodel, Inc.*	308	1,235
BioMimetic Therapeutics, Inc.*	272	3,215
Biospecifics Technologies Corp.*	70	1,890
BMP Sunstone Corp.*	658	3,540
Cadence Pharmaceuticals, Inc.*	500	4,980
Caraco Pharmaceutical Laboratories, Ltd.*	210	1,075
Cornerstone Therapeutics, Inc.*	132	677
Cumberland Pharmaceuticals, Inc.*	168	1,996
Cypress Bioscience, Inc.*	772	3,976
Depomed, Inc.*	1,036	2,953
Discovery Laboratories, Inc.*	2,564	1,776
Durect Corp.*	1,756	3,810
Hi-Tech Pharmacal Co., Inc.*	176	3,791
Impax Laboratories, Inc.*	1,228	16,332
Inspire Pharmaceuticals, Inc.*	1,246	6,865
Ista Pharmaceuticals, Inc.*	676	2,461
Javelin Pharmaceuticals, Inc.*	1,070	1,284
KV Pharmaceutical Co. — Class A*	754	2,601
Lannett Co., Inc.*	202	1,182
MAP Pharmaceuticals, Inc.*	184	2,762
Matrixx Initiatives, Inc.*	194	914
Medicines Co.(The)*	1,072	8,887
Medicis Pharmaceutical Corp. — Class A	1,194	27,593
MiddleBrook Pharmaceuticals, Inc.*	738	362
Obagi Medical Products, Inc.*	352	3,773
Optimer Pharmaceuticals, Inc.*	580	7,146
Pain Therapeutics, Inc.*	702	3,714

13

RYDEX 2X RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

Par Pharmaceutical Cos., Inc.*	702	$18,477
Pozen, Inc.*	526	3,093
Questcor Pharmaceuticals, Inc.*	1,168	5,291
Repros Therapeutics, Inc.*	326	238
Salix Pharmaceuticals Ltd.*	1,124	32,888
Santarus, Inc.*	1,054	4,985
Sucampo Pharmaceuticals, Inc. — Class A*	220	792
SuperGen, Inc.*	1,194	3,236
Viropharma, Inc.*	1,572	15,531
Vivus, Inc.*	1,624	13,723
XenoPort, Inc.*	606	11,199

Total Pharmaceuticals		268,577

Real Estate Investment Trusts (REITs) 5.4%
Acadia Realty Trust	808	12,871
Agree Realty Corp.	140	2,743
Alexander’s, Inc.*	44	12,861
American Campus Communities, Inc.	1,052	26,994
American Capital Agency Corp.	324	8,648
Anworth Mortgage Asset Corp.	2,300	15,870
Apollo Commercial Real Estate Finance, Inc.*	202	3,569
Ashford Hospitality Trust, Inc.*	1,072	5,649
Associated Estates Realty Corp.	298	3,519
BioMed Realty Trust, Inc.	1,984	28,907
CapLease, Inc.	1,044	4,792
Capstead Mortgage Corp.	1,404	18,645
CBL & Associates Properties, Inc.	2,792	27,920
Cedar Shopping Centers, Inc.	790	5,514
Cogdell Spencer, Inc.	606	3,915
Colonial Properties Trust	1,344	14,797
Colony Financial, Inc.	290	5,771
Cousins Properties, Inc.	1,492	11,429
CreXus Investment Corp.*	272	3,745
Cypress Sharpridge Investments, Inc.	334	4,502
DCT Industrial Trust, Inc.	4,144	20,513
Developers Diversified Realty Corp.	3,274	27,011
DiamondRock Hospitality Co.*	2,352	19,145
DuPont Fabros Technology, Inc.	536	8,908
Dynex Capital, Inc.	228	2,063
EastGroup Properties, Inc.	508	19,436
Education Realty Trust, Inc.	1,150	6,072
Entertainment Properties Trust	852	29,743
Equity Lifestyle Properties, Inc.	508	24,547
Equity One, Inc.	668	11,189
Extra Space Storage, Inc.	1,746	19,817
FelCor Lodging Trust, Inc.*	1,308	4,944
First Industrial Realty Trust, Inc.*	1,070	5,478
First Potomac Realty Trust	606	8,242
Franklin Street Properties Corp.	1,352	16,981
Getty Realty Corp.	350	7,550
Gladstone Commercial Corp.	176	2,450
Glimcher Realty Trust	1,246	4,012
Government Properties Income Trust	238	5,524
Gramercy Capital Corp.*	860	2,804
Hatteras Financial Corp.	738	20,214
Healthcare Realty Trust, Inc.	1,202	25,206
Hersha Hospitality Trust	1,010	3,676
Highwoods Properties, Inc.	1,440	43,502
Home Properties, Inc.	668	29,612
Inland Real Estate Corp.	1,422	12,002
Invesco Mortgage Capital	176	3,942
Investors Real Estate Trust	1,484	12,955
iStar Financial, Inc.*	2,020	5,494
Kilroy Realty Corp.	878	25,365
Kite Realty Group Trust	940	3,563
LaSalle Hotel Properties	1,290	25,994
Lexington Realty Trust	1,966	11,698
LTC Properties, Inc.	474	12,030
Medical Properties Trust, Inc.	1,624	16,256
MFA Mortgage Investments, Inc.	5,680	41,805
Mid-America Apartment Communities, Inc.	570	26,744
Mission West Properties	360	2,538
Monmouth Real Estate Investment Corp.—Class A	438	3,276
National Health Investors, Inc.	526	17,895
National Retail Properties, Inc.	1,624	32,805
NorthStar Realty Finance Corp.	1,342	6,093
Omega Healthcare Investors, Inc.	1,668	31,208
Parkway Properties, Inc.	440	9,165
Pennsylvania Real Estate Investment Trust	782	7,007
Pennymac Mortgage Investment Trust*	298	4,798
Post Properties, Inc.	984	17,564
Potlatch Corp.	808	24,806
PS Business Parks, Inc.	360	17,237
RAIT Financial Trust*	1,316	1,658
Ramco-Gershenson Properties	526	5,008
Redwood Trust, Inc.	1,572	22,480
Resource Capital Corp.	422	2,228
Saul Centers, Inc.	132	4,705
Sovran Self Storage, Inc.	552	18,713
Starwood Property Trust, Inc.	940	18,433
Strategic Hotels & Resorts, Inc.*	1,518	3,491
Sun Communities, Inc.	334	6,049
Sunstone Hotel Investors, Inc.*	1,994	17,129
Tanger Factory Outlet Centers	816	31,253
Transcontinental Realty Investors, Inc.*	26	292
U-Store-It Trust	1,616	11,183
UMH Properties, Inc.	184	1,490
Universal Health Realty Income Trust	228	7,570
Urstadt Biddle Properties, Inc—Class A	412	6,176
Walter Investment Management Corp.	466	6,328
Washington Real Estate Investment Trust	1,176	30,800
Winthrop Realty Trust	238	2,963

Total Real Estate Investment Trusts (REITs)		1,161,489

Real Estate Management & Development 0.1%
American Realty Investors, Inc.*	52	576
Avatar Holdings, Inc.*	158	2,676
China Housing & Land Development, Inc.*	518	1,891
Consolidated-Tomoka Land Co.	104	3,440
Forestar Real Estate Group, Inc.*	728	13,519
Tejon Ranch Co.*	220	6,734

Total Real Estate Management & Development		28,836

Road & Rail 0.8%
Amerco, Inc.*	184	6,954
Arkansas Best Corp.	508	11,450
Avis Budget Group, Inc.*	2,062	22,311
Celadon Group, Inc.*	448	4,399
Dollar Thrifty Automotive Group*	580	14,129
Genesee & Wyoming, Inc. — Class A*	756	22,279
Heartland Express, Inc.	1,018	14,140
Knight Transportation, Inc.	1,158	20,960
Marten Transport, Ltd.*	306	5,389
Old Dominion Freight Line, Inc.*	562	15,455
Patriot Transportation Holding, Inc.*	26	2,316
RailAmerica, Inc.*	448	5,663
Saia, Inc.*	272	3,264
Universal Truckload Services, Inc.	124	2,088
USA Truck, Inc.*	158	1,951
Werner Enterprises, Inc.	860	17,011

14

RYDEX 2X RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

YRC Worldwide, Inc.*	1,202	$1,118

Total Road & Rail		170,877

Semiconductors & Semiconductor Equipment 2.9%
Actel Corp.*	526	5,797
Advanced Analogic Technologies, Inc.*	868	2,899
Advanced Energy Industries, Inc.*	666	8,738
Amkor Technology, Inc.*	2,212	12,586
Anadigics, Inc.*	1,282	4,641
Applied Micro Circuits Corp.*	1,334	9,778
Atheros Communications, Inc.*	1,300	41,691
ATMI, Inc.*	632	10,605
Brooks Automation, Inc.*	1,298	10,825
Cabot Microelectronics Corp.*	474	16,661
Cavium Networks, Inc.*	738	15,948
Ceva, Inc.*	394	4,685
Cirrus Logic, Inc.*	1,326	9,043
Cohu, Inc.	474	6,138
Cymer, Inc.*	606	19,010
Diodes, Inc.*	686	11,443
DSP Group, Inc.*	456	3,142
Entegris, Inc.*	2,634	9,588
Entropic Communications, Inc.*	1,072	3,741
Exar Corp.*	710	4,991
FEI Co.*	754	15,683
Formfactor, Inc.*	1,000	15,470
GSI Technology, Inc.*	378	1,686
Hittite Microwave Corp.*	430	15,987
IXYS Corp.*	484	3,369
Kopin Corp.*	1,370	5,631
Kulicke & Soffa Industries, Inc.*	1,388	6,399
Lattice Semiconductor Corp.*	2,334	6,045
MEMSIC, Inc.*	316	1,018
Micrel, Inc.	922	6,887
Microsemi Corp.*	1,642	24,532
Microtune, Inc.*	1,054	2,340
MIPS Technologies, Inc.*	914	3,528
MKS Instruments, Inc.*	1,000	16,600
Monolithic Power Systems, Inc.*	684	14,104
Netlogic Microsystems, Inc.*	370	15,155
NVE Corp.*	96	4,003
OmniVision Technologies, Inc.*	1,018	13,132
Pericom Semiconductor Corp.*	508	4,470
Photronics, Inc.*	1,070	4,120
PLX Technology, Inc.*	746	3,312
Power Integrations, Inc.	482	15,043
RF Micro Devices, Inc.*	5,390	20,752
Rubicon Technology, Inc.*	254	4,008
Rudolph Technologies, Inc.*	624	3,912
Semtech Corp.*	1,238	18,545
Sigma Designs, Inc.*	624	6,933
Silicon Image, Inc.*	1,520	3,663
Silicon Storage Technology, Inc.*	1,606	4,288
Skyworks Solutions, Inc.*	3,398	43,121
Standard Microsystems Corp.*	448	8,938
Supertex, Inc.*	220	5,269
Techwell, Inc.*	316	3,416
Tessera Technologies, Inc.*	982	16,861
Trident Microsystems, Inc.*	1,272	2,315
TriQuint Semiconductor, Inc.*	2,984	17,904
Ultratech, Inc.*	484	6,602
Veeco Instruments, Inc.*	782	24,883
Virage Logic Corp.*	324	1,805
Volterra Semiconductor Corp.*	456	8,887
White Electronic Designs Corp.*	466	2,330
Zoran Corp.*	1,044	11,453

Total Semiconductors & Semiconductor Equipment		626,349

Software 3.7%
ACI Worldwide, Inc.*	712	11,399
Actuate Corp.*	904	4,511
Advent Software, Inc.*	306	11,551
American Software, Inc.—Class A	448	2,455
ArcSight, Inc.*	368	8,740
Ariba, Inc.*	1,774	22,335
AsiaInfo Holdings, Inc.*	632	15,105
Blackbaud, Inc.	886	19,758
Blackboard, Inc.*	640	25,222
Bottomline Technologies, Inc.*	510	8,823
Callidus Software, Inc.*	528	1,690
China TransInfo Technology Corp.*	176	1,146
Chordiant Software, Inc.*	614	2,272
Commvault Systems, Inc.*	842	17,842
Concur Technologies, Inc.*	808	32,037
Deltek, Inc.*	368	2,731
DemandTec, Inc.*	404	2,400
Double-Take Software, Inc.*	352	3,594
Dynamics Research Corp.*	176	1,975
Ebix, Inc.*	456	6,603
Epicor Software Corp.*	956	7,332
EPIQ Systems, Inc.*	658	7,863
ePlus, Inc.*	80	1,258
Fair Isaac Corp.	992	21,754
FalconStor Software, Inc.*	694	2,401
Fortinet, Inc.*	254	4,376
GSE Systems, Inc.*	386	2,019
Informatica Corp.*	1,764	41,789
Interactive Intelligence, Inc.*	254	4,394
Jack Henry & Associates, Inc.	1,694	37,200
JDA Software Group, Inc.*	671	17,587
Kenexa Corp.*	456	4,523
Lawson Software, Inc.*	2,782	16,859
Manhattan Associates, Inc.*	466	9,772
Mentor Graphics Corp.*	1,904	15,270
MicroStrategy, Inc.—Class A*	184	17,244
Monotype Imaging Holdings, Inc.*	438	3,955
Net 1 UEPS Technologies, Inc.*	632	11,300
Netscout Systems, Inc.*	500	7,020
NetSuite, Inc.*	342	5,400
Opnet Technologies, Inc.	264	3,102
Parametric Technology Corp.*	2,354	38,982
Pegasystems, Inc.	308	10,241
Pervasive Software, Inc.*	306	1,567
Phoenix Technologies Ltd.*	712	2,243
Progress Software Corp.*	808	22,729
PROS Holdings, Inc.*	386	3,069
QAD, Inc.	254	1,392
Quest Software, Inc.*	1,238	21,318
Radiant Systems, Inc.*	552	6,376
Renaissance Learning, Inc.	132	1,757
Rosetta Stone, Inc.*	122	2,168
S1 Corp.*	1,070	6,399
Smith Micro Software, Inc.*	580	4,495
Solarwinds, Inc.*	246	4,780
Solera Holdings, Inc.	1,414	46,817
SonicWALL, Inc.*	1,088	8,291
Sourcefire, Inc.*	448	9,341
SRS Labs, Inc.*	238	1,654
SuccessFactors, Inc.*	940	15,322
Symyx Technologies*	694	3,428
Synchronoss Technologies, Inc.*	386	6,469

15

RYDEX 2X RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

Take-Two Interactive Software, Inc.*	1,624	$15,071
Taleo Corp. Class A*	800	16,248
TeleCommunication Systems, Inc.—Class A*	816	7,148
THQ, Inc.*	1,370	6,905
TIBCO Software, Inc.*	3,554	31,844
Tivo, Inc.*	2,230	20,115
Tyler Technologies, Inc.*	632	11,837
Ultimate Software Group, Inc.*	492	14,711
Unica Corp.*	290	2,297
Vasco Data Security International, Inc.*	544	4,325
Websense, Inc.*	896	16,603

Total Software		810,549

Specialty Retail 2.8%
America’s Car-Mart, Inc.*	202	4,753
AnnTaylor Stores Corp.*	1,184	14,871
Asbury Automotive Group, Inc.*	650	7,195
Bebe Stores, Inc.	482	2,979
Big 5 Sporting Goods Corp.	440	6,428
Books-A-Million, Inc.	140	892
Borders Group, Inc.*	992	853
Brown Shoe Co., Inc.	842	10,314
Buckle, Inc.(The)	518	15,716
Build-A-Bear Workshop, Inc.*	342	1,631
Cabela’s, Inc.*	808	13,025
Cato Corp. — Class A	562	11,493
Charming Shoppes, Inc.*	2,334	13,561
Children’s Place Retail Stores, Inc.(The)*	448	14,246
Christopher & Banks Corp.	728	4,841
Citi Trends, Inc.*	298	9,277
Coldwater Creek, Inc.*	1,158	5,165
Collective Brands, Inc.*	1,300	25,584
Conn’s, Inc.*	202	1,135
Destination Maternity Corp.*	96	2,336
Dress Barn, Inc.*	1,150	27,071
DSW, Inc. — Class A*	246	5,929
Finish Line, Inc. — Class A	860	9,537
Genesco, Inc.*	456	10,752
Group 1 Automotive, Inc.*	492	14,268
Gymboree Corp.*	588	22,938
Haverty Furniture Cos., Inc.	360	4,439
hhgregg, Inc.*	254	5,410
Hibbett Sports, Inc.*	580	12,308
Hot Topic, Inc.*	896	5,152
J. Crew Group, Inc.*	1,018	39,916
Jo-Ann Stores, Inc.*	536	18,771
Jos. A. Bank Clothiers, Inc.*	368	15,423
Kirkland’s, Inc.*	256	3,958
Lithia Motors, Inc. — Class A*	412	3,214
Lumber Liquidators Holdings, Inc.*	290	6,867
Men’s Wearhouse, Inc.(The)	1,054	21,238
Midas, Inc.*	280	2,310
Monro Muffler, Inc.	342	11,703
New York & Co, Inc.*	510	1,836
OfficeMax, Inc.*	1,544	20,026
Pacific Sunwear of California, Inc.*	1,334	4,696
PEP Boys-Manny Moe & Jack	982	8,200
Pier 1 Imports, Inc.*	2,336	11,914
Rent-A-Center, Inc.*	1,334	26,680
Rex Stores Corp.*	150	2,265
Rue21, Inc.*	138	3,868
Sally Beauty Holdings, Inc.*	1,906	15,896
Shoe Carnival, Inc.*	184	3,362
Sonic Automotive, Inc. — Class A*	624	5,959
Stage Stores, Inc.	772	9,974
Stein Mart, Inc.*	518	4,092
Syms Corp.*	132	1,032
Systemax, Inc.	212	3,716
Talbots, Inc.*	492	5,540
Tractor Supply Co.*	728	36,742
Ulta Salon Cosmetics & Fragrance, Inc.*	562	10,903
Vitamin Shoppe, Inc.*	184	3,864
West Marine, Inc.*	290	2,433
Wet Seal, Inc.(The)—Class A*	1,966	6,586
Zale Corp.*	482	1,051
Zumiez, Inc.*	412	5,245

Total Specialty Retail		603,379

Textiles, Apparel & Luxury Goods 1.8%
American Apparel, Inc.*	658	1,862
Carter’s, Inc.*	1,150	29,739
Cherokee, Inc.	158	2,536
Columbia Sportswear Co.	238	9,848
Crocs, Inc.*	1,694	12,451
Deckers Outdoor Corp.*	264	25,917
FGX International Holdings, Ltd.*	298	5,856
Fossil, Inc.*	948	30,952
Fuqi Intl, Inc.*	246	4,047
G-III Apparel Group, Ltd.*	264	4,596
Iconix Brand Group, Inc.*	1,448	18,274
Jones Apparel Group, Inc.	1,730	24,981
K-Swiss, Inc. — Class A*	526	4,776
Kenneth Cole Productions, Inc. — Class A*	158	1,618
Liz Claiborne, Inc.*	1,932	9,409
Lululemon Athletica, Inc.*	826	23,326
Maidenform Brands, Inc.*	386	5,771
Movado Group, Inc.*	324	3,541
Oxford Industries, Inc.	254	4,531
Perry Ellis International, Inc.*	194	3,110
Quiksilver, Inc.*	2,598	5,248
Skechers U.S.A., Inc.—Class A*	666	18,688
Steven Madden, Ltd.*	316	12,684
Timberland Co. — Class A*	888	15,274
True Religion Apparel, Inc.*	518	10,003
Under Armour, Inc. — Class A*	666	16,916
Unifi, Inc.*	904	3,019
Unifirst Corp.	290	14,570
Volcom, Inc.*	386	6,087
Warnaco Group, Inc.*	930	36,010
Weyco Group, Inc.	140	3,158
Wolverine World Wide, Inc.	1,002	26,503

Total Textiles, Apparel & Luxury Goods		395,301

Thrifts & Mortgage Finance 1.1%
Abington Bancorp, Inc.	448	3,199
Astoria Financial Corp.	1,728	22,810
Bank Mutual Corp.	948	6,333
BankFinancial Corp.	440	4,202
Beneficial Mutual Bancorp, Inc.*	658	5,929
Berkshire Hills Bancorp, Inc.	282	4,667
Brookline Bancorp, Inc.	1,194	11,952
Brooklyn Fed Bancorp, Inc.	62	538
Cheviot Financial Corp.	52	421
Clifton Savings Bancorp, Inc.	184	1,573
Danvers Bancorp, Inc.	438	5,974
Dime Community Bancshares	528	6,383
Doral Financial Corp.*	114	405
ESB Financial Corp.	184	2,156
ESSA Bancorp, Inc.	308	3,650
First Defiance Financial Corp.	168	1,774
First Financial Holdings, Inc.	326	3,844
First Financial Northwest	368	2,278

16

RYDEX 2X RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Market
	Shares	Value

First Financial Service Corp.	78	$687
Flagstar Bancorp, Inc.*	1,362	858
Flushing Financial Corp.	616	7,546
Fox Chase Bancorp, Inc.*	104	1,025
Heritage Financial Group	44	366
Home Federal Bancorp Inc/ID	342	4,549
K-Fed Bancorp	78	691
Kearny Financial Corp.	368	3,570
Kentucky First Federal Bancorp	62	627
Legacy Bancorp, Inc.	150	1,438
Meridian Interstate Bancorp, Inc.*	202	1,923
MGIC Investment Corp.*	2,538	15,355
NASB Financial, Inc.	70	1,505
NewAlliance Bancshares, Inc.	2,168	25,235
Northeast Community Bancorp, Inc.	124	743
Northwest Bancshares, Inc.	782	9,157
OceanFirst Financial Corp.	264	2,735
Ocwen Financial Corp.*	1,160	10,626
Oritani Financial Corp.	202	2,648
PMI Group, Inc.(The)*	1,474	3,169
Provident Financial Services, Inc.	1,212	13,817
Provident New York Bancorp	702	5,721
Prudential Bancorp, Inc. of Pennsylvania	80	744
Radian Group, Inc.	1,658	10,661
Rockville Financial, Inc.	166	1,613
Roma Financial Corp.	166	1,949
Territorial Bancorp, Inc.*	246	4,600
Tree.com, Inc.*	132	965
TrustCo Bank Corp.	1,546	9,276
United Financial Bancorp, Inc.	334	4,389
ViewPoint Financial Group	202	2,979
Waterstone Financial Inc.*	140	308
Westfield Financial, Inc.	632	5,157
WSFS Financial Corp.	140	3,780

Total Thrifts & Mortgage Finance		248,500

Tobacco 0.2%
Alliance One International, Inc.*	1,800	9,162
Star Scientific, Inc.*	1,624	1,137
Universal Corp.	510	23,149
Vector Group, Ltd.	790	11,052

Total Tobacco		44,500

Trading Companies & Distributors 0.7%
Aceto Corp.	500	2,640
Aircastle Ltd.	948	9,015
Applied Industrial Technologies, Inc.	860	18,748
Beacon Roofing Supply, Inc.*	912	15,322
BlueLinx Holdings, Inc.*	238	676
DXP Enterprises, Inc.*	158	2,068
H&E Equipment Services, Inc.*	552	5,857
Houston Wire & Cable Co.	360	4,331
Interline Brands, Inc.*	658	11,054
Kaman Corp. — Class A	518	12,893
Lawson Products, Inc.	78	1,260
RSC Holdings, Inc.*	992	7,123
Rush Enterprises, Inc.—Class A*	650	7,384
TAL International Group, Inc.	308	4,343
Textainer Group Holdings, Ltd.	184	3,135
Titan Machinery, Inc.*	264	2,909
United Rentals, Inc.*	1,220	9,772
Watsco, Inc.	536	25,707
Willis Lease Finance Corp.*	96	1,583

Total Trading Companies & Distributors		145,820

Transportation Infrastructure 0.0%(a)
CAI International, Inc.*	192	1,524

Total Transportation Infrastructure		1,524

Water Utilities 0.3%
American States Water Co.	378	12,557
Artesian Resources Corp. — Class A	122	2,153
Cadiz, Inc.*	272	3,245
California Water Service Group	394	14,310
Connecticut Water Service, Inc.	176	3,914
Consolidated Water Co., Ltd.	300	4,047
Middlesex Water Co.	272	4,692
Pennichuck Corp.	96	1,917
SJW Corp.	264	5,790
Southwest Water Co.	500	3,030
York Water Co. (The)	254	3,373

Total Water Utilities		59,028

Wireless Telecommunication Services 0.2%
NTELOS Holdings Corp.	614	9,977
Shenandoah Telecom Co.	484	8,325
Syniverse Holdings, Inc.*	1,386	23,299
USA Mobility, Inc.	456	4,738

Total Wireless Telecommunication Services		46,339

Total Common Stocks (Cost $14,121,801)		18,242,399

RIGHTS 0.0%(a)(c)

Hotels, Restaurants & Leisure 0.0%(a)
Ruth’s Hospitality Group, Inc.* Expires 02/09/10	480	63

Total Hotels, Restaurants & Leisure		63

Thrifts & Mortgage Finance 0.0%(a)
Flagstar Bancorp, Inc.* Expires 01/25/10	2,312	—

Total Thrifts & Mortgage Finance		—

Total RIGHTS (Cost $0)		63

WARRANTS 0.0%(a)(d)

Oil, Gas & Consumable Fuels 0.0%(a)
Greenhunter Energy, Inc. $27.50, 09/14/11	3	—

Total Oil, Gas & Consumable Fuels		—

Total WARRANTS (Cost $0)		—

	Face
	Amount

REPURCHASE AGREEMENT 4.1%

State Street Bank & Trust Co., 0.010%, dated 01/29/10, to be repurchased at $880,001 on 02/01/10 collateralized by $845,000 FHLMC at 6.875% due 09/15/10 with a value of $900,981	$880,000	880,000

Total Repurchase Agreement (Cost $880,000)		880,000

17

RYDEX 2X RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2010

	Face	Market
	Amount	Value

Total Investments 88.4%(b) (Cost $15,001,801)		$19,122,462

Other Assets in Excess of Liabilities – 11.6%		2,512,538

Net Assets – 100.0%		$21,635,000

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED

March 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $8,451,540)(b)	141	$(64,130)

	Units

EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suisse First Boston February 2010 Russell 2000 Index Swap, Terminating 02/25/10 (Notional Market Value $10,346,587)**(c)	17,186	$(101,225)
Goldman Sachs International February 2010 Russell 2000 Index Swap, Terminating 02/01/10 (Notional Market Value $6,257,930)**(c)	10,395	(272,566)

(Total Notional Market Value $16,604,517)		$(373,791)

*	Non-Income Producing Security.

**	Price return based on S&P Russell 2000 Index +/- financing at a variable rate.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(c)	Values determined based on Level 2 inputs (Note G)

(d)	Values determined based on Level 3 inputs. (Note G)
FHLMC—Federal Home Loan Mortgage Corporation.

RYDEX INVERSE 2X RUSSELL 2000 ETF

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT 75.0%

State Street Bank & Trust Co., 0.010%, dated 01/29/10, to be repurchased at $14,568,012 on 02/01/10 collateralized by $14,735,000 FHLB at 0.930% due 03/30/10 with a value of $14,863,931	$14,568,000	$14,568,000

Total Repurchase Agreement (Cost $14,568,000)		14,568,000

Total Investments 75.0%(a) (Cost $14,568,000)		14,568,000

Other Assets in Excess of Liabilities — 25.0%		4,861,467

Net Assets — 100.0%		$19,429,467

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS SOLD SHORT

March 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $7,792,200)(a)	130	$181,818

	Units

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston February 2010 Russell 2000 Index Swap Terminating 02/25/10 (Notional Market Value $23,116,867)*(b)	38,398	$226,161
Goldman Sachs International February 2010 Russell 2000 Index Swap Terminating 02/01/10 (Notional Market Value $16,477,648)*(b)	27,370	293,720

(Total Notional Market Value $39,594,515)		$519,881

*	Price return based on S&P Russell 2000 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Values determined based on Level 2 inputs. (Note G)
FHLB—Federal Home Loan Bank

RYDEX 2X S&P SELECT SECTOR ENERGY ETF

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

		Market
	Shares	Value

COMMON STOCKS 82.8%

Energy Equipment & Services 16.9%
Baker Hughes, Inc.	1,970	$89,202
BJ Services Co.	2,720	56,222
Cameron International Corp.*	1,880	70,801
Diamond Offshore Drilling, Inc.	550	50,342
FMC Technologies, Inc.*	1,050	55,828
Halliburton Co.	5,180	151,308
Nabors Industries, Ltd.*	2,500	55,750
National-Oilwell Varco, Inc.	2,550	104,295
Rowan Cos., Inc.*	1,480	31,790
Schlumberger, Ltd.	6,010	381,395
Smith International, Inc.	1,960	59,427

Total Energy Equipment & Services		1,106,360

Oil, Gas & Consumable Fuels 65.9%
Anadarko Petroleum Corp.	2,740	174,757
Apache Corp.	1,860	183,712
Cabot Oil & Gas Corp.	1,080	41,332
Chesapeake Energy Corp.	4,140	102,589
Chevron Corp.	9,830	708,940
ConocoPhillips	5,260	252,480
CONSOL Energy, Inc.	1,390	64,788
Denbury Resources, Inc.*	2,410	32,655
Devon Energy Corp.	2,460	164,599
El Paso Corp.	5,310	53,896
EOG Resources, Inc.	1,480	133,822
Exxon Mobil Corp.	15,360	989,645
Hess Corp.	1,740	100,555
Marathon Oil Corp.	3,990	118,942
Massey Energy Co.	1,320	50,846
Murphy Oil Corp.	1,240	63,339
Noble Energy, Inc.	1,130	83,552
Occidental Petroleum Corp.	3,400	266,356
Peabody Energy Corp.	1,870	78,764
Pioneer Natural Resources Co.	1,250	54,975
Range Resources Corp.	1,190	54,740
Southwestern Energy Co.*	2,120	90,906
Spectra Energy Corp.	4,160	88,400
Sunoco, Inc.	1,340	33,621
Tesoro Corp.	2,110	26,375
Valero Energy Corp.	3,780	69,628
Williams Cos., Inc.(The)	3,950	82,318
XTO Energy, Inc.	3,250	144,852

Total Oil, Gas & Consumable Fuels		4,311,384

Total Common Stocks (Cost $4,198,174)		5,417,744

Total Investments 82.8%(a) (Cost $4,198,174)		5,417,744

Other Assets in Excess of Liabilities — 17.2%		1,121,519

Net Assets — 100.0%		$6,539,263

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suisse First Boston February 2010 S&P Select Sector Energy Index Swap, Terminating 02/25/10 (Notional Market Value $7,684,011)**(b)	14,039	$(128,175)

*	Non-Income Producing Security.

**	Price return based on S&P Select Sector Energy Index + / - financing at a variable rate.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Values determined based on Level 2 inputs. (Note G)

RYDEX INVERSE 2X S&P SELECT SECTOR ENERGY ETF

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT 66.8%

State Street Bank & Trust Co., 0.010%, dated 01/29/10, to be repurchased at $960,001 on 02/01/10 collateralized by $920,000 FHLMC at 6.875% due 09/15/10 with a value of $980,950	$960,000	$960,000

Total Repurchase Agreement (Cost $960,000)		960,000

Total Investments 66.8%(a) (Cost $960,000)		960,000

Other Assets in Excess of Liabilities — 33.2%		477,795

Net Assets — 100.0%		$1,437,795

		Unrealized
	Units	Gain

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston February 2010 S&P Select Sector Energy Index Swap, Terminating 02/25/10 (Notional Market Value $2,872,099)*(b)	5,247	$45,675

*	Price return based on S&P Select Sector Energy Index + / - financing at a variable rate.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Values determined based on Level 2 inputs. (Note G)
FHLMC—Federal Home Loan Mortgage Corporation.

RYDEX 2X S&P SELECT SECTOR FINANCIAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

		Market
	Shares	Value

COMMON STOCKS 82.8%

Capital Markets 15.0%
Ameriprise Financial, Inc.	2,630	$100,571
Bank of New York Mellon Corp.	12,430	361,589
Charles Schwab Corp.(The)	9,840	179,974
E*TRADE Financial Corp.*	15,990	24,305
Federated Investors, Inc. — Class B	910	23,096
Franklin Resources, Inc.	1,540	152,506
Goldman Sachs Group, Inc.(The)	5,310	789,703
Invesco Ltd.	4,430	85,499
Janus Capital Group, Inc.	1,880	22,955
Legg Mason, Inc.	1,680	43,310
Morgan Stanley	14,040	375,991
Northern Trust Corp.	2,490	125,795
State Street Corp.	5,110	219,117
T. Rowe Price Group, Inc.	2,660	131,989

Total Capital Markets		2,636,400

Commercial Banks 17.5%
BB&T Corp.	7,100	197,877
Comerica, Inc.	1,560	53,836
Fifth Third Bancorp	8,210	102,132
First Horizon National Corp.*	2,290	29,656
Huntington Bancshares, Inc.	7,380	35,350
KeyCorp	9,070	65,123
M&T Bank Corp.	850	62,688
Marshall & Ilsley Corp.	5,420	37,452
PNC Financial Services Group, Inc.	4,760	263,847
Regions Financial Corp.	12,270	77,914
SunTrust Banks, Inc.	5,150	125,299
U.S. Bancorp	19,750	495,330
Wells Fargo & Co.	52,770	1,500,251
Zions Bancorp	1,430	27,127

Total Commercial Banks		3,073,882

Consumer Finance 4.4%
American Express Co.	12,280	462,465
Capital One Financial Corp.	4,650	171,399
Discover Financial Services	5,600	76,608
SLM Corp.*	4,900	51,597

Total Consumer Finance		762,069

Diversified Financial Services 24.4%
Bank of America Corp.	102,600	1,557,468
Citigroup, Inc.*	201,340	668,449
CME Group, Inc.	690	197,906
IntercontinentalExchange, Inc.*	760	72,565
JPMorgan Chase & Co.	40,690	1,584,468
Leucadia National Corp.*	1,960	43,767
Moody’s Corp.	2,030	56,007
Nasdaq OMX Group (The)*	1,530	27,525
NYSE Euronext	2,680	62,739

Total Diversified Financial Services		4,270,894

Insurance 14.1%
AFLAC, Inc.	4,830	233,917
Allstate Corp.	5,540	165,812
American International Group, Inc.*	1,390	33,680
Aon Corp.	2,830	110,087
Assurant, Inc.	1,210	38,030
Chubb Corp.	3,530	176,500
Cincinnati Financial Corp.	1,680	44,335
Genworth Financial, Inc. — Class A*	5,040	69,754
Hartford Financial Services Group, Inc.	3,950	94,760
Lincoln National Corp.	3,120	76,690
Loews Corp.	3,730	133,422
Marsh & McLennan Cos., Inc.	5,450	117,502
MetLife, Inc.	8,450	298,454
Principal Financial Group, Inc.	3,290	75,834
Progressive Corp.	6,960	115,397
Prudential Financial, Inc.	4,790	239,452
Torchmark Corp.	850	38,165
Travelers Cos., Inc.(The)	5,640	285,779
Unum Group	3,430	67,125
XL Capital, Ltd. — Class A	3,530	59,198

Total Insurance		2,473,893

Real Estate Investment Trusts (REITs) 6.5%
Apartment Investment & Management Co. — Class A	1,210	18,586
AvalonBay Communities, Inc.	840	64,352
Boston Properties, Inc.	1,430	92,764
Equity Residential	2,850	91,342
HCP, Inc.	3,030	85,900
Health Care REIT, Inc.	1,270	54,610
Host Hotels & Resorts, Inc.*	6,520	69,112
Kimco Realty Corp.	4,150	52,373
Plum Creek Timber Co., Inc.	1,680	60,766
ProLogis	4,890	61,614
Public Storage, Inc.	1,400	110,852
Simon Property Group, Inc.	2,940	211,680
Ventas, Inc.	1,620	68,364
Vornado Realty Trust	1,620	104,782

Total Real Estate Investment Trusts (REITs)		1,147,097

Real Estate Management & Development 0.2%
CB Richard Ellis Group, Inc. — Class A*	2,790	34,317

Total Real Estate Management & Development		34,317

Thrifts & Mortgage Finance 0.7%
Hudson City Bancorp, Inc.	4,880	64,758
People’s United Financial, Inc.	3,600	58,212

Total Thrifts & Mortgage Finance		122,970

Total Common Stocks (Cost $8,391,422)		14,521,522

	Face
	Amount

REPURCHASE AGREEMENT 1.2%

State Street Bank & Trust Co., 0.010%, dated 01/29/10, to be repurchased at $210,000 on 02/01/10 collateralized by $205,000 FHLMC at 6.875% due 09/15/10 with a value of $218,581	$210,000	210,000

Total Repurchase Agreement (Cost $210,000)		210,000

Total Investments 84.0%(a) (Cost $8,601,422)		14,731,522

Other Assets in Excess of Liabilities — 16.0%		2,811,149

Net Assets — 100.0%		$17,542,671

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suisse First Boston February 2010 S&P Select Sector Financial Index Swap, Terminating 02/25/10 (Notional Market Value $20,678,545)**(b)	146,127	$(151,213)

RYDEX 2X S&P SELECT SECTOR FINANCIAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2010

*	Non-Income Producing Security.

**	Price return based on S&P Select Sector Financial Index + / - financing at a variable rate.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Values determined based on Level 2 inputs. (Note G)
FHLMC—Federal Home Loan Mortgage Corporation.

REIT—Real Estate Investment Trust

2

RYDEX INVERSE 2X S&P SELECT SECTOR FINANCIAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT 72.7%

State Street Bank & Trust Co., 0.010%, dated 01/29/10, to be repurchased at $7,543,006 on 02/01/10 collateralized by $7,220,000 FHLMC at 6.875% due 09/15/10 with a value of $7,698,325	$7,543,000	$7,543,000

Total Repurchase Agreement (Cost $7,543,000)		7,543,000

Total Investments 72.7%(a) (Cost $7,543,000)		7,543,000

Other Assets in Excess of Liabilities — 27.3%		2,832,045

Net Assets — 100.0%		$10,375,045

		Unrealized
	Units	Gain

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston February 2010 S&P Select Sector Financial Index Swap, Terminating 02/25/10 (Notional Market Value $20,596,935)*(b)	145,551	$144,331

*	Price return based on S&P Select Sector Financial Index + / - financing at a variable rate.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Values determined based on Level 2 inputs. (Note G)
FHLMC—Federal Home Loan Mortgage Corporation.

RYDEX 2X S&P SELECT SECTOR HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

		Market
	Shares	Value

COMMON STOCKS 82.5%

Biotechnology 10.8%
Amgen, Inc.*	2,251	$131,638
Biogen Idec, Inc.*	660	35,468
Celgene Corp.*	1,020	57,916
Cephalon, Inc.*	170	10,853
Genzyme Corp.*	610	33,099
Gilead Sciences, Inc.*	2,001	96,588

Total Biotechnology		365,562

Health Care Equipment & Supplies 13.0%
Baxter International, Inc.	1,360	78,322
Becton, Dickinson & Co.	540	40,700
Boston Scientific Corp.*	3,391	29,264
C.R. Bard, Inc.	230	19,065
CareFusion Corp.*	390	10,043
Dentsply International, Inc.	340	11,400
Hospira, Inc.*	360	18,230
Intuitive Surgical, Inc.*	80	26,245
Medtronic, Inc.	2,471	105,981
St Jude Medical, Inc.*	760	28,675
Stryker Corp.	640	33,229
Varian Medical Systems, Inc.*	280	14,081
Zimmer Holdings, Inc.*	480	27,034

Total Health Care Equipment & Supplies		442,269

Health Care Providers & Services 14.6%
Aetna, Inc.	990	29,670
AmerisourceBergen Corp.	670	18,264
Cardinal Health, Inc.	820	27,118
CIGNA Corp.	630	21,275
Coventry Health Care, Inc.*	330	7,550
DaVita, Inc.*	230	13,745
Express Scripts, Inc.*	640	53,671
Humana, Inc.*	410	19,934
Laboratory Corp. of America Holdings*	240	17,064
McKesson Corp.	610	35,880
Medco Health Solutions, Inc.*	1,090	67,013
Patterson Cos., Inc.*	210	5,998
Quest Diagnostics, Inc.	360	20,041
Tenet Healthcare Corp.*	1,000	5,540
UnitedHealth Group, Inc.	2,611	86,163
WellPoint, Inc.*	1,050	66,906

Total Health Care Providers & Services		495,832

Health Care Technology 0.3%
IMS Health, Inc.	420	9,089

Total Health Care Technology		9,089

Life Sciences Tools & Services 2.6%
Life Technologies Corp.*	400	19,884
Millipore Corp.*	140	9,656
PerkinElmer, Inc.	260	5,236
Thermo Fisher Scientific, Inc.*	910	41,996
Waters Corp.*	210	11,966

Total Life Sciences Tools & Services		88,738

Pharmaceuticals 41.2%
Abbott Laboratories	2,921	154,638
Allergan, Inc.	700	40,250
Bristol-Myers Squibb Co.	3,831	93,323
Eli Lilly & Co.	2,251	79,235
Forest Laboratories, Inc.*	680	20,155
Johnson & Johnson, Inc.	6,142	386,086
King Pharmaceuticals, Inc.*	590	7,086
Merck & Co., Inc.	6,802	259,700
Mylan, Inc.*	680	12,396
Pfizer, Inc.	17,954	335,022
Watson Pharmaceuticals, Inc.*	250	9,593

Total Pharmaceuticals		1,397,484

Total Common Stocks (Cost $2,388,488)		2,798,974

Total Investments 82.5%(a) (Cost $2,388,488)		2,798,974

Other Assets in Excess of Liabilities — 17.5%		592,658

Net Assets — 100.0%		$3,391,632

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suisse First Boston February 2010 S&P Select Sector Health Care Index Swap, Terminating 02/25/10 (Notional Market Value $4,001,349) **(b)	12,709	$(19,045)

*	Non-Income Producing Security.

**	Price return based on S&P Select Sector Health Care Index + / - financing at a variable rate.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Values determined based on Level 2 inputs. (Note G)

RYDEX INVERSE 2X S&P SELECT SECTOR HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT 70.7%

State Street Bank & Trust Co., 0.010%, dated 01/29/10, to be repurchased at $1,154,001 on 02/01/10 collateralized by $1,105,000 FHLMC at 6.875% due 09/15/10 with a value of $1,178,206	$1,154,000	$1,154,000

Total Repurchase Agreement (Cost $1,154,000)		1,154,000

Total Investments 70.7%(a) (Cost $1,154,000)		1,154,000

Other Assets in Excess of Liabilities — 29.3%		477,911

Net Assets — 100.0%		$1,631,911

		Unrealized
	Units	Gain

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston February 2010 S&P Select Sector Health Care Index Swap, Terminating 02/25/10 (Notional Market Value $3,260,263)*(b)	10,355	$14,825

*	Price return based on S&P Select Sector Health Care Index + / - financing at a variable rate.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Values determined based on Level 2 inputs. (Note G)
FHLMC—Federal Home Loan Mortgage Corporation.

RYDEX 2X S&P SELECT SECTOR TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

		Market
	Shares	Value

COMMON STOCKS 81.2%

Communications Equipment 9.1%
Cisco Systems, Inc.*	15,060	$338,398
Harris Corp.	380	16,310
JDS Uniphase Corp.*	750	5,895
Juniper Networks, Inc.*	1,420	35,259
Motorola, Inc.*	6,200	38,130
QUALCOMM, Inc.	4,400	172,436
Tellabs, Inc.*	1,180	7,587

Total Communications Equipment		614,015

Computers & Peripherals 20.3%
Apple, Inc.*	2,360	453,403
Dell, Inc.*	4,580	59,082
EMC Corp.*	5,410	90,185
Hewlett-Packard Co.	5,150	242,411
International Business Machines Corp.	3,440	421,022
Lexmark International, Inc. — Class A*	260	6,705
NetApp, Inc.*	930	27,091
QLogic Corp.*	370	6,360
SanDisk Corp.*	650	16,523
Teradata Corp.*	490	13,705
Western Digital Corp.*	620	23,554

Total Computers & Peripherals		1,360,041

Diversified Telecommunication Services 10.1%
AT&T, Inc.	15,450	391,812
CenturyTel, Inc.	810	27,548
Frontier Communications Corp.	980	7,458
Qwest Communications International, Inc.	4,220	17,766
Verizon Communications, Inc.	7,480	220,061
Windstream Corp.	1,270	13,094

Total Diversified Telecommunication Services		677,739

Electronic Equipment & Instruments 2.2%
Agilent Technologies, Inc.*	950	26,628
Amphenol Corp. — Class A	480	19,123
Corning, Inc.	4,150	75,032
FLIR Systems, Inc.*	440	13,015
Jabil Circuit, Inc.	600	8,688
Molex, Inc.	410	8,266

Total Electronic Equipment & Instruments		150,752

Internet Software & Services 7.1%
Akamai Technologies, Inc.*	510	12,597
eBay, Inc.*	3,000	69,060
Google, Inc. — Class A*	630	333,534
VeriSign, Inc.*	560	12,830
Yahoo!, Inc.*	3,190	47,882

Total Internet Software & Services		475,903

IT Services 6.2%
Affiliated Computer Services, Inc. — Class A*	280	17,226
Automatic Data Processing, Inc.	1,350	55,067
Cognizant Technology Solutions Corp. — Class A*	800	34,928
Computer Sciences Corp.*	420	21,546
Fidelity National Information Services, Inc.	940	22,146
Fiserv, Inc.*	430	19,367
Mastercard, Inc. — Class A	260	64,974
Paychex, Inc.	880	25,511
SAIC, Inc.*	800	14,664
Total System Services, Inc.	590	8,443
Visa, Inc. — Class A	1,170	95,975
Western Union Co.	1,870	34,670

Total IT Services		414,517

Office Electronics 0.3%
Xerox Corp.	2,430	21,190

Total Office Electronics		21,190

Semiconductors & Semiconductor Equipment 8.7%
Advanced Micro Devices, Inc.*	1,680	12,533
Altera Corp.	830	17,696
Analog Devices, Inc.	810	21,838
Applied Materials, Inc.	3,580	43,604
Broadcom Corp. — Class A*	1,170	31,262
Intel Corp.	12,330	239,202
KLA-Tencor Corp.	480	13,536
Linear Technology Corp.	630	16,443
LSI Corp.*	1,920	9,581
MEMC Electronic Materials, Inc.*	660	8,303
Microchip Technology, Inc.	530	13,679
Micron Technology, Inc.*	2,370	20,666
National Semiconductor Corp.	700	9,282
Novellus Systems, Inc.*	310	6,479
NVIDIA Corp.*	1,540	23,701
Teradyne, Inc.*	590	5,511
Texas Instruments, Inc.	3,330	74,925
Xilinx, Inc.	780	18,392

Total Semiconductors & Semiconductor Equipment		586,633

Software 16.0%
Adobe Systems, Inc.*	1,410	45,543
Autodesk, Inc.*	650	15,464
BMC Software, Inc.*	510	19,706
CA, Inc.	1,090	24,024
Citrix Systems, Inc.*	510	21,190
Compuware Corp.*	760	5,768
Electronic Arts, Inc.*	920	14,978
Intuit, Inc.*	870	25,761
McAfee, Inc.*	440	16,588
Microsoft Corp.	20,220	569,800
Novell, Inc.*	1,170	5,230
Oracle Corp.	10,290	237,287
Red Hat, Inc.*	530	14,427
Salesforce.com, Inc.*	310	19,700
Symantec Corp.*	2,200	37,290

Total Software		1,072,756

Wireless Telecommunication Services 1.2%
American Tower Corp. — Class A*	1,080	45,846
MetroPCS Communications, Inc.*	810	4,560
Sprint Nextel Corp.*	8,090	26,535

Total Wireless Telecommunication Services		76,941

Total Common Stocks (Cost $5,150,628)		5,450,487

RYDEX 2X S&P SELECT SECTOR TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2010

Market
Value

Total Investments 81.2%(a) (Cost $5,150,628)	$5,450,487

Other Assets in Excess of Liabilities – 18.8%	1,265,443

Net Assets – 100.0%	$6,715,930

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suisse First Boston February 2010 S&P Select Sector Technology Index Swap, Terminating 02/25/10 (Notional Market Value $8,001,316)**(b)	38,147	$(149,154)

*	Non-Income Producing Security.

**	Price return based on S&P Select Sector Technology Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Values determined based on Level 2 inputs. (Note G)

2

RYDEX INVERSE 2X S&P SELECT SECTOR TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT 74.3%

State Street Bank & Trust Co., 0.010%, dated 01/29/10, to be repurchased at $1,570,001 on 02/01/10 collateralized by $1,505,000 FHLMC at 6.875% due 09/15/10 with a value of $1,604,706	$1,570,000	$1,570,000

Total Repurchase Agreement (Cost $1,570,000)		1,570,000

Total Investments 74.3%(a) (Cost $1,570,000)		1,570,000

Other Assets in Excess of Liabilities — 25.7%		543,557

Net Assets — 100.0%		$2,113,557

		Unrealized
	Units	Gain

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston February 2010 S&P Select Sector Technology Index Swap, Terminating 02/25/10 (Notional Market Value $4,204,208)*(b)	20,044	$73,636

*	Price return based on S&P Select Sector Technology Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Values determined based on Level 2 inputs. (Note G)
FHLMC—Federal Home Loan Mortgage Corporation.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2010
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, securities are valued at the reported bid price, at the close of business. Debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Investments, for which market quotations are not readily available, are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investment in REITs, mutual funds, ETFs and closed-end investment companies are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer.
C. Distributions of net investment income and net realized capital gains in the Funds, if any, are declared at least annually and are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for items such as derivatives, losses deferred due to wash sales and post-October losses, and excise tax regulations. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010
management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
E. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
F. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust may enter into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
G. In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010
The following table summarizes the inputs used to value the Funds’ net assets as of January 31, 2010:

		Level 1		Level 2
	Level 1	Other	Level 2	Other	Level 3
	Investments in	Financial	Investments	Financial	Investments
Fund	Securities	Instruments	in Securities	Instruments	in Securities	Total

Assets
Rydex S&P Equal Weight ETF	$1,718,510,183	$—	$—	$—	$—	$1,718,510,183
Rydex Russell Top 50 ETF	325,352,644	—	—	—	—	325,352,644
Rydex S&P 500 Pure Value ETF	40,306,706	—	—	—	—	40,306,706
Rydex S&P 500 Pure Growth ETF	65,832,855	—	—	—	—	65,832,855
Rydex S&P MidCap 400 Pure Value ETF	38,786,415	—	—	—	—	38,786,415
Rydex S&P MidCap 400 Pure Growth ETF	113,931,349	—	—	—	—	113,931,349

Rydex S&P SmallCap 600 Pure Value ETF	82,207,160	—	—	—	—	82,207,160

Rydex S&P SmallCap 600 Pure Growth ETF	12,489,414	—	—	—	—	12,489,414

Rydex S&P Equal Weight Consumer Discretionary ETF	17,984,254	—	—	—	—	17,984,254

Rydex S&P Equal Weight Consumer Staples ETF	9,837,158	—	—	—	—	9,837,158
Rydex S&P Equal Weight Energy ETF	16,924,307	—	—	—	—	16,924,307
Rydex S&P Equal Weight Financials ETF	12,564,078	—	—	—	—	12,564,078

Rydex S&P Equal Weight Health Care ETF	68,156,009	—	—	—	—	68,156,009
Rydex S&P Equal Weight Industrials ETF	20,987,502	—	—	—	—	20,987,502
Rydex S&P Equal Weight Materials ETF	36,015,504	—	—	—	—	36,015,504
Rydex S&P Equal Weight Technology ETF	72,341,784	—	—	—	—	72,341,784
Rydex S&P Equal Weight Utilities ETF	11,084,223	—	—	—	—	11,084,223
Rydex 2x S&P 500 ETF	86,840,805	—	—	—	—	86,840,805
Rydex Inverse 2x S&P 500 ETF	71,588,000	1,471,729	—	2,103,683	—	75,163,412
Rydex 2x S&P MidCap 400 ETF	14,036,355	—	—	—	—	14,036,355
Rydex Inverse 2x S&P MidCap 400 ETF	3,535,000	22,032	—	126,314	—	3,683,346
Rydex 2x Russell 2000 ETF	19,122,399	—	63	—	—	19,122,462
Rydex Inverse 2x Russell 2000 ETF	14,568,000	181,818	—	519,881	—	15,269,699
Rydex 2x S&P Select Sector Energy ETF	5,417,744	—	—	—	—	5,417,744

Rydex Inverse 2x S&P Select Sector Energy ETF	960,000	—	—	45,675	—	1,005,675

Rydex 2x S&P Select Sector Financial ETF	14,731,522	—	—	—	—	14,731,522

Rydex Inverse 2x S&P Select Sector Financial ETF	7,543,000	—	—	144,331	—	7,687,331

Rydex 2x S&P Select Sector Health Care ETF	2,798,974	—	—	—	—	2,798,974

Rydex Inverse 2x S&P Select Sector Health Care ETF	1,154,000	—	—	14,825	—	1,168,825

Rydex 2x S&P Select Sector Technology ETF	5,450,487	—	—	—	—	5,450,487

Rydex Inverse 2x S&P Select Sector Technology ETF	1,570,000	—	—	73,636	—	1,643,636
Liabilities
Rydex S&P Equal Weight ETF	—	—	—	—	—	—
Rydex Russell Top 50 ETF	—	—	—	—	—	—
Rydex S&P 500 Pure Value ETF	—	—	—	—	—	—
Rydex S&P 500 Pure Growth ETF	—	—	—	—	—	—
Rydex S&P MidCap 400 Pure Value ETF	—	—	—	—	—	—
Rydex S&P MidCap 400 Pure Growth ETF	—	—	—	—	—	—

Rydex S&P SmallCap 600 Pure Value ETF	—	—	—	—	—	—

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2010

		Level 1		Level 2
	Level 1	Other	Level 2	Other	Level 3
	Investments in	Financial	Investments	Financial	Investments
Fund	Securities	Instruments	in Securities	Instruments	in Securities	Total

Rydex S&P SmallCap 600 Pure Growth ETF	—	—	—	—	—	—
Rydex S&P Equal Weight Consumer Discretionary ETF	—	—	—	—	—	—
Rydex S&P Equal Weight Consumer Staples ETF	—	—	—	—	—	—

Rydex S&P Equal Weight Energy ETF	—	—	—	—	—	—

Rydex S&P Equal Weight Financials ETF	—	—	—	—	—	—

Rydex S&P Equal Weight Health Care ETF	—	—	—	—	—	—

Rydex S&P Equal Weight Industrials ETF	—	—	—	—	—	—
Rydex S&P Equal Weight Materials ETF	—	—	—	—	—	—
Rydex S&P Equal Weight Technology ETF	—	—	—	—	—	—
Rydex S&P Equal Weight Utilities ETF	—	—	—	—	—	—
Rydex 2x S&P 500 ETF	—	756,012	—	2,117,563	—	2,873,575
Rydex Inverse 2x S&P 500 ETF	—	—	—	—	—	—
Rydex 2x S&P MidCap 400 ETF	—	16,044	—	249,356	—	265,400
Rydex Inverse 2x S&P MidCap 400 ETF	—	—	—	—	—	—
Rydex 2x Russell 2000 ETF	—	64,130	—	373,791	—	437,921
Rydex Inverse 2x Russell 2000 ETF	—	—	—	—	—	—
Rydex 2x S&P Select Sector Energy ETF	—	—	—	128,175	—	128,175
Rydex Inverse 2x S&P Select Sector Energy ETF	—	—	—	—	—	—
Rydex 2x S&P Select Sector Financial ETF	—	—	—	151,213	—	151,213
Rydex Inverse 2x S&P Select Sector Financial ETF	—	—	—	—	—	—
Rydex 2x S&P Select Sector Health Care ETF	—	—	—	19,045	—	19,045
Rydex Inverse 2x S&P Select Sector Health Care ETF	—	—	—	—	—	—
Rydex 2x S&P Select Sector Technology ETF	—	—	—	149,154	—	149,154
Rydex Inverse 2x S&P Select Sector Technology ETF	—	—	—	—	—	—
Other financial instruments may include futures contracts and/or swap agreements, which are reported as unrealized gain/loss at period end.
For the period ended January 31, 2010, the Level 3 Investments were acquired at zero cost and are carried at zero value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2010
New Accounting Pronouncements
In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented. The new disclosures and clarifications of existing disclosures are generally effective for the Funds’ year ending December 31, 2010 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.
Subsequent Events
Management has evaluated events or transactions that may have occurred since January 31, 2010, that would merit recognition or disclosure in the financial statements. This evaluation was completed through the issuance date of the financial statements.
On February 15, 2010, Security Benefit Mutual Holding Company (“SBMHC”), the parent company of Security Benefit Corporation (“SBC”) and the ultimate parent company of Rydex Investments, entered into a Purchase and Sale Agreement whereby Guggenheim SBC Holdings LLC (“Guggenheim Holdings”) will, subject to regulatory approval, policyholder approval and approval by the shareholders of the mutual funds and exchange traded funds sponsored by affiliates of SBMHC, purchase all of the issued and outstanding stock of SBC (the “SBC Purchase Transaction”). The SBC Purchase Transaction would result in a change of control of Rydex Investments whereby SBC and its subsidiaries would be wholly-owned by Guggenheim Holdings. If the SBC Purchase Transaction does not close, other than as a result of a breach by Guggenheim Holdings or for certain other reasons, then SBC will sell its asset management business to Guggenheim Holdings, which would include Rydex Investments and would result in a change of control of Rydex Investments. The sale of SBC’s asset management business, like the SBC Purchase Transaction, would be subject to regulatory approval and approval by the shareholders of the mutual funds and exchange traded funds sponsored by affiliates of SBMHC.

Item 2. Controls and Procedures.
(a)	The President and Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.
Item 3. Exhibits.
          A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.